Schedule of Investments(a)
Invesco Defensive Equity ETF (DEF)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-7.99%
Alphabet, Inc., Class C(b)	2,035	$2,907,852
AT&T, Inc.	85,324	2,633,099
Charter Communications, Inc., Class A(b)	5,174	2,814,656
Comcast Corp., Class A	69,093	2,736,083
Omnicom Group, Inc.	49,415	2,707,448
T-Mobile US, Inc.(b)	28,994	2,900,560
Verizon Communications, Inc.	45,101	2,587,895
Walt Disney Co. (The)	24,837	2,913,380
		22,200,973
Consumer Discretionary-6.48%
Amazon.com, Inc.(b)	1,110	2,711,031
eBay, Inc.	70,944	3,230,790
Garmin Ltd.	32,945	2,970,650
McDonald’s Corp.	14,439	2,690,274
Tractor Supply Co.	28,294	3,452,434
Yum! Brands, Inc.	33,027	2,963,513
		18,018,692
Consumer Staples-10.31%
Altria Group, Inc.	62,757	2,450,661
Clorox Co. (The)	13,127	2,707,444
Coca-Cola Co. (The)	53,924	2,517,172
Costco Wholesale Corp.	8,277	2,553,206
Estee Lauder Cos., Inc. (The), Class A	16,274	3,213,627
Kellogg Co.	40,788	2,663,864
Kroger Co. (The)	80,155	2,614,656
Mondelez International, Inc., Class A	47,804	2,491,544
PepsiCo, Inc.	19,013	2,501,160
Procter & Gamble Co. (The)	21,179	2,455,070
Walmart, Inc.	19,942	2,474,005
		28,642,409
Financials-4.98%
Aon PLC, Class A	13,956	2,748,634
Intercontinental Exchange, Inc.	29,770	2,895,132
Nasdaq, Inc.	24,219	2,868,983
Progressive Corp. (The)	32,397	2,516,599
Willis Towers Watson PLC	13,829	2,805,904
		13,835,252
Health Care-19.77%
Abbott Laboratories	28,229	2,679,497
AmerisourceBergen Corp.	29,065	2,771,057
Amgen, Inc.	11,574	2,658,548
Bristol-Myers Squibb Co.	43,180	2,578,710
Cerner Corp.	37,643	2,744,175
Cooper Cos., Inc. (The)	8,598	2,725,394
Danaher Corp.	16,810	2,800,714
Edwards Lifesciences Corp.(b)	11,963	2,688,325
Eli Lilly and Co.	16,981	2,597,244
Henry Schein, Inc.(b)	49,224	2,988,881
Illumina, Inc.(b)	8,726	3,167,974
Johnson & Johnson	17,387	2,586,316
Medtronic PLC	26,379	2,600,442
Merck & Co., Inc.	31,286	2,525,406
Pfizer, Inc.	71,377	2,725,888
Thermo Fisher Scientific, Inc.	7,880	2,751,617
Varian Medical Systems, Inc.(b)	23,450	2,846,596
Vertex Pharmaceuticals, Inc.(b)	10,058	2,896,302
	Shares	Value
Health Care-(continued)
Waters Corp.(b)	13,558	$2,709,566
Zoetis, Inc.	20,737	2,890,530
		54,933,182
Industrials-12.05%
Allegion PLC	27,182	2,710,045
Expeditors International of Washington, Inc.	37,351	2,852,496
Fastenal Co.	74,290	3,065,205
General Dynamics Corp.	19,189	2,817,521
Ingersoll Rand, Inc.(b)	182	5,132
Jacobs Engineering Group, Inc.	32,084	2,695,698
Johnson Controls International PLC	88,228	2,771,242
Lockheed Martin Corp.	6,854	2,662,368
Northrop Grumman Corp.	7,457	2,499,586
Old Dominion Freight Line, Inc.	19,338	3,308,538
United Parcel Service, Inc., Class B	25,695	2,562,049
Verisk Analytics, Inc.	17,453	3,013,784
Xylem, Inc.	38,250	2,537,505
		33,501,169
Information Technology-26.75%
Accenture PLC, Class A	15,149	3,054,341
Akamai Technologies, Inc.(b)	25,576	2,705,941
Amphenol Corp., Class A	31,947	3,084,802
ANSYS, Inc.(b)	10,112	2,861,696
Apple, Inc.	9,029	2,870,680
Broadridge Financial Solutions, Inc.	24,091	2,917,420
Cadence Design Systems, Inc.(b)	33,916	3,096,192
Cisco Systems, Inc.	61,839	2,957,141
Citrix Systems, Inc.	17,696	2,621,132
F5 Networks, Inc.(b)	21,318	3,089,405
International Business Machines Corp.	21,629	2,701,462
Intuit, Inc.	10,187	2,957,490
Jack Henry & Associates, Inc.	15,732	2,845,289
Juniper Networks, Inc.	117,287	2,845,383
Mastercard, Inc., Class A	9,981	3,003,183
Microsoft Corp.	14,935	2,736,839
Motorola Solutions, Inc.	17,275	2,337,826
NortonLifeLock, Inc.	130,328	2,968,872
Oracle Corp.	48,295	2,596,822
salesforce.com, inc.(b)	16,499	2,883,860
Seagate Technology PLC	51,111	2,710,927
Synopsys, Inc.(b)	17,567	3,178,046
Texas Instruments, Inc.	23,776	2,823,162
VeriSign, Inc.(b)	12,754	2,793,254
Visa, Inc., Class A	15,468	3,019,972
Western Union Co. (The)	134,211	2,686,904
		74,348,041
Materials-3.10%
Ecolab, Inc.	14,699	3,124,713
International Flavors & Fragrances, Inc.(c)	21,876	2,913,665
Newmont Corp.	44,096	2,578,293
		8,616,671
Real Estate-3.86%
American Tower Corp.	10,373	2,677,998
Crown Castle International Corp.	15,801	2,720,300
Equinix, Inc.	3,799	2,650,296
SBA Communications Corp., Class A	8,508	2,672,618
		10,721,212
Utilities-4.59%
American Water Works Co., Inc.	19,870	2,523,490

Invesco Defensive Equity ETF (DEF)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
Consolidated Edison, Inc.	29,518	$2,215,621
Dominion Energy, Inc.	32,178	2,735,452
Duke Energy Corp.	29,332	2,511,699
NextEra Energy, Inc.	10,821	2,765,415
		12,751,677
Total Common Stocks & Other Equity Interests (Cost $260,756,862)		277,569,278
Money Market Funds-0.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $170,006)	170,006	170,006
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $260,926,868)		277,739,284
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.90%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $2,505,313)	2,505,313	$2,505,313
TOTAL INVESTMENTS IN SECURITIES-100.84% (Cost $263,432,181)		280,244,597
OTHER ASSETS LESS LIABILITIES-(0.84)%		(2,321,447)
NET ASSETS-100.00%		$277,923,150

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$6,485,216	$(6,315,210)	$-	$-	$170,006	$2,182
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	-	13,522,395	(13,522,395)	-	-	-	6,050
Invesco Liquid Assets Portfolio, Institutional Class*	-	3,844,885	(3,844,811)	-	(74)	-	1,115
Invesco Private Government Fund	-	2,836,869	(331,556)	-	-	2,505,313	27
Total	$-	$26,689,365	$(24,013,972)	$-	$(74)	$2,675,319	$9,374

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco RAFITM Strategic Developed ex-US ETF (ISDX)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.55%
Australia-5.37%
AGL Energy Ltd.	13,014	$143,983
Ampol Ltd.	8,742	155,719
Aurizon Holdings Ltd.	41,591	130,279
BHP Group Ltd.	84,617	1,970,740
BHP Group PLC	96,306	1,882,626
BlueScope Steel Ltd.	13,028	94,258
Brambles Ltd.	17,357	133,203
Coca-Cola Amatil Ltd.	10,400	60,034
Computershare Ltd.	4,268	36,692
Crown Resorts Ltd.	7,370	46,916
CSL Ltd.	1,792	325,566
Downer EDI Ltd.	15,208	45,529
Fortescue Metals Group Ltd.	23,678	216,363
Incitec Pivot Ltd.	36,685	48,464
Lendlease Group	14,887	126,221
Metcash Ltd.	45,082	80,799
Newcrest Mining Ltd.	8,135	163,714
Orica Ltd.	6,428	73,305
Origin Energy Ltd.	41,054	158,626
Ramsay Health Care Ltd.	2,233	102,781
Rio Tinto Ltd.	25,839	1,590,376
Rio Tinto PLC	26,303	1,411,348
Santos Ltd.	24,646	86,623
Sonic Healthcare Ltd.	4,855	90,785
South32 Ltd.	96,295	120,412
Tabcorp Holdings Ltd.	19,621	41,577
Treasury Wine Estates Ltd.	5,809	37,249
Wesfarmers Ltd.	32,830	871,471
Woodside Petroleum Ltd.	16,884	250,557
Woolworths Group Ltd.	23,630	551,149
		11,047,365
Austria-0.28%
ANDRITZ AG(a)	2,078	77,989
Lenzing AG(a)	471	23,105
OMV AG	4,472	147,840
UNIQA Insurance Group AG	9,886	66,750
Verbund AG	1,026	45,696
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,099	44,128
voestalpine AG	6,042	118,335
Wienerberger AG	2,329	46,632
		570,475
Belgium-0.90%
Ackermans & van Haaren N.V.(a)	587	81,013
Anheuser-Busch InBev S.A./N.V.	24,536	1,151,028
Bekaert S.A.	2,618	56,334
Colruyt S.A.	678	41,012
Groupe Bruxelles Lambert S.A.	1,471	119,523
Solvay S.A., Class A	1,824	139,523
UCB S.A.	1,252	125,340
Umicore S.A.	3,071	136,811
		1,850,584
Brazil-0.26%
Adecoagro S.A.(a)	9,022	38,885
Yamana Gold, Inc.	90,038	485,301
		524,186
Canada-15.25%
Aecon Group, Inc.	5,654	59,723
Agnico Eagle Mines Ltd.	5,841	372,257
	Shares	Value
Canada-(continued)
Air Canada(a)	17,563	$202,034
Alamos Gold, Inc., Class A	20,901	168,605
Alimentation Couche-Tard, Inc., Class B	42,341	1,320,284
AltaGas Ltd.	12,001	128,328
ARC Resources Ltd.	27,839	111,783
Atco Ltd., Class I	4,900	137,584
B2Gold Corp.	35,725	196,175
Barrick Gold Corp.	47,911	1,147,687
Baytex Energy Corp.(a)	41,433	12,590
BCE, Inc.	16,562	685,750
Birchcliff Energy Ltd.	21,473	21,750
BlackBerry Ltd.(a)	9,098	42,127
Bombardier, Inc., Class B(a)	100,174	32,251
Brookfield Asset Management, Inc., Class A	63,377	1,982,193
BRP, Inc.	5,167	178,240
CAE, Inc.	5,030	75,184
Cameco Corp.	8,882	96,133
Canadian National Railway Co.	14,658	1,257,733
Canadian Natural Resources Ltd.	68,155	1,240,123
Canadian Pacific Railway Ltd.	2,464	615,198
Canadian Solar, Inc.(a)	4,030	75,764
Canadian Tire Corp. Ltd., Class A(b)	3,990	339,534
Canfor Corp.(a)	9,842	72,273
Cascades, Inc.	11,448	116,948
CCL Industries, Inc., Class B	3,434	115,253
Celestica, Inc.(a)	21,046	142,824
Cenovus Energy, Inc.	93,465	405,723
Centerra Gold, Inc.	12,992	131,311
CGI, Inc., Class A(a)	7,106	452,312
Chartwell Retirement Residences	5,182	30,668
Chorus Aviation, Inc.(a)	9,264	19,102
CI Financial Corp.	14,144	167,002
Cineplex, Inc.	3,640	38,317
Cogeco Communications, Inc.	954	70,967
Cogeco, Inc.	831	51,873
Constellation Software, Inc.	145	164,190
Corus Entertainment, Inc., Class B	10,059	23,506
Crescent Point Energy Corp.	90,601	127,164
Dollarama, Inc.	5,562	187,841
Dorel Industries, Inc., Class B	9,389	33,353
ECN Capital Corp.	19,995	68,569
Emera, Inc.	9,869	390,847
Empire Co. Ltd., Class A	18,688	421,298
Enbridge, Inc.	75,695	2,452,338
Enerflex Ltd.	4,960	19,808
Enerplus Corp.	11,661	31,131
Fairfax Financial Holdings Ltd.	1,246	344,782
Finning International, Inc.	9,210	122,338
George Weston Ltd.	6,417	461,753
Gibson Energy, Inc.	8,452	130,247
Gildan Activewear, Inc.	5,843	80,742
Great Canadian Gaming Corp.(a)	1,795	35,830
Hudbay Minerals, Inc.	21,345	57,756
Husky Energy, Inc.	27,671	77,676
Hydro One Ltd.(c)	14,520	280,273
iA Financial Corp., Inc.	7,565	240,655
IAMGOLD Corp.(a)	42,852	159,354
IGM Financial, Inc.	3,215	76,060
Imperial Oil Ltd.(b)	15,378	239,315
Intact Financial Corp.	4,235	402,726
Inter Pipeline Ltd.	14,552	132,760
Interfor Corp.(a)	7,053	48,068

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Canada-(continued)
Keyera Corp.	7,353	$116,078
Kinross Gold Corp.(a)	81,379	526,944
Kirkland Lake Gold Ltd.	2,713	104,127
Linamar Corp.	4,292	118,743
Loblaw Cos. Ltd.	11,463	565,271
Magna International, Inc.	36,787	1,545,256
Maple Leaf Foods, Inc.	3,430	65,488
Martinrea International, Inc.	11,217	73,444
MEG Energy Corp.(a)	29,051	67,257
Methanex Corp.	5,655	91,277
Metro, Inc.	9,300	386,345
New Gold, Inc.(a)	107,371	127,397
NFI Group, Inc.	3,180	37,570
Norbord, Inc.	8,577	163,634
North West Co., Inc. (The)	2,300	44,579
Nutrien Ltd.	23,814	809,766
Onex Corp.	7,741	361,848
Open Text Corp.	5,839	241,637
Pan American Silver Corp.	6,801	199,228
Paramount Resources Ltd., Class A(a)(b)	10,031	11,684
Parkland Corp.	7,653	214,386
Pembina Pipeline Corp.(b)	16,451	409,430
Precision Drilling Corp.(a)	32,159	17,683
Premium Brands Holdings Corp.	887	55,959
Quebecor, Inc., Class B	3,935	86,176
Restaurant Brands International, Inc.	9,870	537,130
Ritchie Bros. Auctioneers, Inc.	1,873	80,750
Rogers Communications, Inc., Class B	7,194	300,314
Russel Metals, Inc.	4,310	45,651
Saputo, Inc.	5,715	139,877
Secure Energy Services, Inc.	11,926	10,009
Seven Generations Energy Ltd., Class A(a)	35,787	75,085
Shaw Communications, Inc., Class B	7,690	129,242
ShawCor Ltd.(a)	3,672	4,755
Shopify, Inc., Class A(a)	201	151,960
SNC-Lavalin Group, Inc.(b)	10,873	164,251
Spin Master Corp.(a)(c)	1,778	24,093
Stantec, Inc.	4,119	123,969
Stella-Jones, Inc.	1,884	45,662
Suncor Energy, Inc.	84,058	1,439,483
Superior Plus Corp.(b)	9,046	61,847
Teck Resources Ltd., Class B	45,935	434,691
TELUS Corp.	20,841	359,764
TFI International, Inc.	4,522	136,426
Thomson Reuters Corp.	8,311	554,508
TORC Oil & Gas Ltd.(b)	16,011	16,681
Toromont Industries Ltd.	2,264	108,794
Tourmaline Oil Corp.	16,612	164,413
TransAlta Corp.	21,080	122,771
Transcontinental, Inc., Class A	8,176	70,805
Uni-Select, Inc.	5,223	12,772
Vermilion Energy, Inc.	6,453	32,027
West Fraser Timber Co. Ltd.	5,086	137,103
Whitecap Resources, Inc.	36,813	54,066
WSP Global, Inc.	3,734	240,055
		31,344,144
Chile-0.11%
Antofagasta PLC	6,540	71,317
Lundin Mining Corp.	35,000	160,541
		231,858
	Shares	Value
China-0.12%
Fosun International Ltd.	70,057	$90,734
Wilmar International Ltd.	55,582	157,515
		248,249
Colombia-0.06%
Gran Tierra Energy, Inc.(a)	28,480	7,109
Millicom International Cellular S.A., SDR	2,434	58,749
Parex Resources, Inc.(a)	5,140	57,565
		123,423
Denmark-1.35%
Carlsberg A/S, Class B	1,708	221,683
Chr. Hansen Holding A/S	485	47,151
Coloplast A/S, Class B	765	128,438
Demant A/S(a)	1,557	44,203
DSV Panalpina A/S	709	75,361
H Lundbeck A/S	1,569	60,479
Novo Nordisk A/S, Class B	21,511	1,405,475
Novozymes A/S, Class B(b)	2,230	122,445
Orsted A/S(c)	1,282	151,259
Pandora A/S(b)	3,925	196,399
Rockwool International A/S, Class B	193	54,304
Vestas Wind Systems A/S	2,655	272,415
		2,779,612
Finland-0.78%
Elisa OYJ	1,470	92,416
Fortum OYJ	7,832	150,588
Huhtamaki OYJ(a)	1,279	51,898
Kesko OYJ, Class B	9,550	161,907
Kone OYJ, Class B	3,155	212,230
Metso OYJ	1,630	53,149
Neste OYJ(b)	3,318	134,707
Nokian Renkaat OYJ	2,038	47,690
Orion OYJ, Class B	1,522	81,619
Outokumpu OYJ(a)(b)	19,248	58,003
Stora Enso OYJ, Class R(a)	17,545	216,288
UPM-Kymmene OYJ	10,633	308,560
Wartsila OYJ Abp	5,294	41,558
		1,610,613
France-8.49%
Accor S.A.(a)	2,790	79,317
Aeroports de Paris	310	32,293
Air France-KLM(a)(b)	5,998	27,318
Air Liquide S.A.	5,082	693,010
Airbus SE(a)	4,629	294,724
Alstom S.A.	2,584	109,354
Arkema S.A.	1,577	138,214
Atos SE(a)	2,107	160,003
Bollore S.A.	18,581	53,316
Bouygues S.A.(a)	8,410	258,945
Capgemini SE	2,277	234,289
Carrefour S.A.	29,512	449,849
Casino Guichard Perrachon S.A.(b)	6,130	231,018
Cie de Saint-Gobain	16,877	549,001
Cie Generale des Etablissements Michelin S.C.A.	3,833	389,211
Criteo S.A., ADR(a)	4,409	45,192
Danone S.A.	5,878	403,758
Dassault Systemes SE	384	65,322
Eiffage S.A.(a)	2,406	220,567
Electricite de France S.A.	18,747	166,795
Elis S.A.(a)	3,631	45,075
ENGIE S.A.(a)	83,439	990,953

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
France-(continued)
EssilorLuxottica S.A.	1,497	$193,711
Faurecia SE	2,917	113,187
Hermes International	99	82,707
Iliad S.A.	491	86,802
Ingenico Group S.A.	643	89,410
Kering S.A.	366	192,264
Korian S.A.	1,436	51,892
Lagardere S.C.A.(a)	4,856	68,467
Legrand S.A.	2,394	163,889
L’Oreal S.A.	1,779	520,525
LVMH Moet Hennessy Louis Vuitton SE	1,575	660,913
Nexity S.A.	1,127	34,645
Orange S.A.	63,740	771,779
Pernod Ricard S.A.	1,461	228,625
Peugeot S.A.(a)	21,711	311,407
Publicis Groupe S.A.	3,799	108,300
Rallye S.A.	11,948	115,493
Renault S.A.(a)	9,179	207,757
Rexel S.A.	13,277	134,688
Rubis S.C.A.	1,256	60,209
Safran S.A.(a)	2,726	262,079
Sanofi	21,570	2,107,985
Schneider Electric SE	8,857	885,423
SCOR SE(a)	6,100	151,336
SEB S.A.	354	48,746
Sodexo S.A.	1,535	103,774
SPIE S.A.	3,740	57,910
Suez S.A.(b)	12,972	147,963
Teleperformance	390	92,775
Thales S.A.	1,132	86,930
TOTAL S.A.	58,827	2,216,389
Ubisoft Entertainment S.A.(a)	637	49,580
Valeo S.A.	8,242	204,356
Vinci S.A.	8,325	773,517
Vivendi S.A.	15,695	358,070
Wendel SE	676	62,353
		17,443,380
Germany-7.56%
adidas AG(a)	1,195	315,300
Aurubis AG	2,056	118,924
BASF SE	21,571	1,167,212
Bayer AG	19,413	1,299,418
Beiersdorf AG	541	56,724
Bilfinger SE	1,809	34,490
Brenntag AG	2,542	134,056
CECONOMY AG(a)	26,650	78,675
Continental AG	2,849	280,274
Covestro AG(c)	5,719	212,466
Daimler AG	29,994	1,113,684
Deutsche Lufthansa AG(a)(b)	12,324	125,324
Deutsche Post AG	13,718	426,953
Deutsche Telekom AG(a)	73,925	1,149,752
E.ON SE	70,314	743,500
Evonik Industries AG	3,903	96,164
Freenet AG(a)	3,636	62,430
Fresenius SE & Co. KGaA	8,678	414,839
Fuchs Petrolub SE, Preference Shares	1,411	56,410
GEA Group AG	3,358	100,068
Hannover Rueck SE	1,248	200,735
HeidelbergCement AG	3,670	182,194
Henkel AG & Co. KGaA, Preference Shares	5,033	447,904
HOCHTIEF AG	567	49,889
	Shares	Value
Germany-(continued)
HUGO BOSS AG	1,066	$29,002
Infineon Technologies AG	9,604	201,439
K+S AG(b)	5,419	34,443
KION Group AG	912	50,926
LANXESS AG	2,032	105,058
Leoni AG(a)	3,281	27,081
Merck KGaA	3,716	428,093
MTU Aero Engines AG	327	52,706
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,110	935,381
OSRAM Licht AG(a)	2,998	131,826
ProSiebenSat.1 Media SE(b)	9,242	118,224
Rheinmetall AG	667	53,956
RWE AG	19,991	659,982
Salzgitter AG(a)	2,436	32,787
SAP SE	5,204	649,292
Schaeffler AG, Preference Shares	22,349	171,533
Symrise AG	645	70,599
Telefonica Deutschland Holding AG	26,692	82,125
Uniper SE	12,551	390,916
United Internet AG	1,598	64,658
Volkswagen AG, Preference Shares	16,185	2,385,447
		15,542,859
Ghana-0.00%
Tullow Oil PLC	27,003	7,455
Hong Kong-0.80%
CK Hutchison Holdings Ltd.	76,177	470,588
CLP Holdings Ltd.	26,891	263,930
HKT Trust & HKT Ltd.	56,801	81,047
Hong Kong & China Gas Co. Ltd. (The)	54,919	92,903
Melco Resorts & Entertainment Ltd., ADR	13,805	221,294
MTR Corp. Ltd.	19,537	94,257
NWS Holdings Ltd.	26,922	21,198
PCCW Ltd.	113,842	62,548
Swire Pacific Ltd., Class A	13,215	69,294
Techtronic Industries Co. Ltd.	11,342	98,717
WH Group Ltd.(c)	185,695	161,079
		1,636,855
Indonesia-0.03%
First Pacific Co. Ltd.	180,307	34,893
Golden Agri-Resources Ltd.	294,106	31,956
		66,849
Ireland-0.33%
Cimpress PLC(a)(b)	857	77,242
Kerry Group PLC, Class A	870	108,307
Ryanair Holdings PLC, ADR(a)	4,319	309,975
Smurfit Kappa Group PLC	5,248	171,874
		667,398
Israel-0.15%
Check Point Software Technologies Ltd.(a)	2,854	312,998
Italy-1.54%
A2A S.p.A.	36,809	51,313
Atlantia S.p.A.(a)	8,465	138,279
Enel S.p.A.	213,187	1,643,891
Eni S.p.A.	86,360	784,992
Hera S.p.A.	16,083	61,926
Leonardo S.p.A.	9,904	62,101
Saipem S.p.A.	17,222	41,119
Saras S.p.A.(a)	43,111	38,787

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Italy-(continued)
Societa Cattolica di Assicurazioni SC	12,813	$58,891
Telecom Italia S.p.A.(a)(b)	772,964	286,714
		3,168,013
Japan-18.14%
Aeon Co. Ltd.	28,962	640,747
AGC, Inc.	6,745	190,952
Aisin Seiki Co. Ltd.	6,742	212,457
Alfresa Holdings Corp.	5,881	118,619
Alps Alpine Co. Ltd.	5,123	61,913
ANA Holdings, Inc.(a)	3,076	74,205
Asahi Group Holdings Ltd.	5,039	190,214
Astellas Pharma, Inc.	31,268	555,647
Bandai Namco Holdings, Inc.	1,766	98,287
Bridgestone Corp.	14,790	491,055
Brother Industries Ltd.	5,146	96,916
Canon, Inc.	21,370	438,721
Central Japan Railway Co.	1,896	324,433
Chugai Pharmaceutical Co. Ltd.	796	117,403
Chugoku Electric Power Co., Inc. (The)	11,340	155,782
Coca-Cola Bottlers Japan Holdings, Inc.	2,388	47,434
Dai Nippon Printing Co. Ltd.	7,308	166,450
Daicel Corp.	8,245	69,796
Daiichi Sankyo Co. Ltd.	4,221	395,125
Daikin Industries Ltd.	2,206	324,547
Daito Trust Construction Co. Ltd.	1,404	148,369
Daiwa House Industry Co. Ltd.	13,175	327,067
Denso Corp.	11,901	456,333
Dentsu Group, Inc.	4,391	117,585
East Japan Railway Co.	5,999	470,521
Ebara Corp.	2,194	52,887
Eisai Co. Ltd.	2,425	189,930
Electric Power Development Co. Ltd.	6,107	115,241
FamilyMart Co. Ltd.	2,122	39,767
FANUC Corp.	1,797	320,503
Fast Retailing Co. Ltd.	234	131,792
Fuji Electric Co. Ltd.	2,262	60,447
FUJIFILM Holdings Corp.	7,127	329,508
Fujikura Ltd.	16,743	49,265
Fujitsu Ltd.	5,826	600,256
Furukawa Electric Co. Ltd.	3,057	74,683
H2O Retailing Corp.	5,650	44,262
Hanwa Co. Ltd.	3,570	65,810
Haseko Corp.	8,525	103,897
Hitachi Construction Machinery Co. Ltd.	2,565	67,559
Hitachi Ltd.	30,706	984,724
Hitachi Metals Ltd.	6,328	72,951
Hokuriku Electric Power Co.	11,053	72,432
Honda Motor Co. Ltd.	66,031	1,706,319
Hoya Corp.	2,856	268,011
IHI Corp.	6,081	87,432
Iida Group Holdings Co. Ltd.	3,432	50,970
INPEX Corp.	30,138	210,058
ITOCHU Corp.	36,812	789,305
J Front Retailing Co. Ltd.	7,717	65,541
Japan Airlines Co. Ltd.	3,169	62,271
Japan Tobacco, Inc.	17,729	351,750
JFE Holdings, Inc.	24,061	176,881
JSR Corp.	4,750	93,117
JTEKT Corp.	8,496	68,529
JXTG Holdings, Inc.	169,021	649,978
Kajima Corp.	11,615	132,001
Kamigumi Co. Ltd.	2,114	41,305
	Shares	Value
Japan-(continued)
Kaneka Corp.	1,563	$41,681
Kansai Electric Power Co., Inc. (The)	32,101	319,863
Kao Corp.	3,339	267,994
Kawasaki Heavy Industries Ltd.	6,432	102,128
Kawasaki Kisen Kaisha Ltd.(a)	6,225	64,402
KDDI Corp.	16,899	491,904
Keio Corp.	826	49,069
Keyence Corp.	505	207,887
Kikkoman Corp.	1,067	53,679
Kintetsu Group Holdings Co. Ltd.	2,545	124,965
Kirin Holdings Co. Ltd.	12,913	264,589
Kobe Steel Ltd.(a)	28,176	105,148
Koito Manufacturing Co. Ltd.	1,270	53,813
Komatsu Ltd.	16,818	340,309
Konica Minolta, Inc.	13,827	51,326
K’s Holdings Corp.	6,116	78,341
Kubota Corp.	15,945	214,529
Kuraray Co. Ltd.	8,535	89,859
Kyushu Electric Power Co., Inc.	21,183	176,173
Lawson, Inc.	1,303	72,083
LIXIL Group Corp.	13,537	188,979
Marubeni Corp.	93,044	452,933
Maruha Nichiro Corp.	1,689	36,544
Mazda Motor Corp.	28,367	181,416
Medipal Holdings Corp.	8,034	159,360
MINEBEA MITSUMI, Inc.	5,942	104,296
Mitsubishi Corp.	43,225	1,010,765
Mitsubishi Estate Co. Ltd.	10,487	166,745
Mitsubishi Gas Chemical Co., Inc.	5,820	86,650
Mitsubishi Materials Corp.	5,846	133,107
Mitsui & Co. Ltd.	54,933	833,925
Mitsui Chemicals, Inc.	6,151	127,890
Mitsui E&S Holdings Co. Ltd.(a)	7,383	38,825
Mitsui Fudosan Co. Ltd.	10,989	211,498
Mitsui Mining & Smelting Co. Ltd.	2,544	54,988
MS&AD Insurance Group Holdings, Inc.	20,749	609,557
Murata Manufacturing Co. Ltd.	5,912	330,075
Nagase & Co. Ltd.	3,684	45,753
Nagoya Railroad Co. Ltd.	2,932	88,449
NEC Corp.	7,291	327,210
NGK Insulators Ltd.	4,938	72,540
NGK Spark Plug Co. Ltd.	3,512	56,624
NHK Spring Co. Ltd.	8,628	59,343
Nikon Corp.	8,031	73,799
Nippon Electric Glass Co. Ltd.	2,553	40,475
Nippon Express Co. Ltd.	1,297	66,695
Nippon Paper Industries Co. Ltd.	5,376	79,391
Nippon Sheet Glass Co. Ltd.(a)	8,342	31,669
Nippon Steel Corp.	39,515	364,065
Nippon Steel Trading Corp.	1,492	51,656
Nippon Yusen KK	11,264	162,768
Nissan Motor Co. Ltd.	121,576	452,405
Nitori Holdings Co. Ltd.	590	106,981
Nitto Denko Corp.	3,854	208,556
Nomura Real Estate Holdings, Inc.	2,929	54,211
Nomura Research Institute Ltd.	3,547	93,766
NSK Ltd.	12,754	93,286
Obayashi Corp.	18,687	172,933
Odakyu Electric Railway Co. Ltd.	2,812	70,186
Oji Holdings Corp.	27,617	138,681
Olympus Corp.	7,572	131,536
Omron Corp.	2,566	170,480

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Ono Pharmaceutical Co. Ltd.	4,014	$114,643
Oriental Land Co. Ltd.	645	93,486
ORIX Corp.	39,961	530,044
Osaka Gas Co. Ltd.	10,864	217,109
Otsuka Holdings Co. Ltd.	6,314	285,063
Panasonic Corp.	80,634	720,755
Persol Holdings Co. Ltd.	2,288	30,263
Rakuten, Inc.	9,186	83,218
Recruit Holdings Co. Ltd.	6,425	221,254
Renesas Electronics Corp.(a)	13,383	69,440
Ricoh Co. Ltd.	23,140	170,970
Rohm Co. Ltd.	1,770	119,112
Santen Pharmaceutical Co. Ltd.	3,355	61,971
Secom Co. Ltd.	2,369	205,247
Seibu Holdings, Inc.	3,897	50,930
Seiko Epson Corp.	7,375	83,104
Sekisui House Ltd.	15,669	298,516
Seven & i Holdings Co. Ltd.	18,179	622,137
Sharp Corp.	6,499	70,592
Shimano, Inc.	442	81,274
Shiseido Co. Ltd.	1,564	95,377
Showa Denko K.K.	3,346	79,974
SoftBank Group Corp.	11,663	523,095
Sojitz Corp.	53,276	124,413
Sompo Holdings, Inc.	9,570	340,393
Stanley Electric Co. Ltd.	2,458	59,753
Subaru Corp.	16,910	373,327
SUMCO Corp.	4,502	68,992
Sumitomo Chemical Co. Ltd.	56,487	175,548
Sumitomo Corp.	39,692	478,212
Sumitomo Electric Industries Ltd.	28,087	327,868
Sumitomo Forestry Co. Ltd.	5,439	69,215
Sumitomo Realty & Development Co. Ltd.	3,264	90,420
Sumitomo Rubber Industries Ltd.	7,577	77,082
Suntory Beverage & Food Ltd.	1,856	75,801
Suzuken Co. Ltd.	2,014	73,187
Suzuki Motor Corp.	8,099	281,606
Sysmex Corp.	801	64,015
Taiheiyo Cement Corp.	3,656	86,433
Taisho Pharmaceutical Holdings Co. Ltd.	624	39,617
Takashimaya Co. Ltd.	7,776	74,703
Takeda Pharmaceutical Co. Ltd.	15,754	612,846
TDK Corp.	2,518	236,273
Teijin Ltd.	6,119	100,190
Tobu Railway Co. Ltd.	3,354	118,924
Tokio Marine Holdings, Inc.	16,368	709,202
Tokyo Electric Power Co. Holdings, Inc.(a)	128,467	432,854
Tokyu Fudosan Holdings Corp.	14,782	74,915
Toray Industries, Inc.	34,022	165,851
Toshiba Corp.	12,081	330,129
Toyota Industries Corp.	3,621	185,192
Toyota Tsusho Corp.	10,859	275,830
Unicharm Corp.	2,612	97,221
West Japan Railway Co.	3,078	198,591
Yamada Denki Co. Ltd.	22,823	111,006
Yamato Holdings Co. Ltd.	2,863	63,354
Yaskawa Electric Corp.	1,689	60,844
Yokogawa Electric Corp.	2,736	39,414
Yokohama Rubber Co. Ltd. (The)	3,306	50,058
Z Holdings Corp.	45,263	184,858
		37,286,424
	Shares	Value
Luxembourg-0.23%
ArcelorMittal S.A.	33,710	$325,566
Orion Engineered Carbons S.A.	2,590	28,646
Tenaris S.A.	6,961	43,573
Ternium S.A., ADR	4,082	64,863
		462,648
Macau-0.06%
Galaxy Entertainment Group Ltd.	19,480	132,895
Netherlands-3.11%
Akzo Nobel N.V.	3,165	260,324
ASM International N.V.	848	99,349
ASML Holding N.V.	1,836	602,263
EXOR N.V.	11,356	616,065
Heineken N.V.	2,266	208,713
Koninklijke BAM Groep N.V.(a)	13,201	22,510
Koninklijke DSM N.V.	1,855	238,570
Koninklijke KPN N.V.	75,435	185,620
Koninklijke Philips N.V.(a)	11,013	502,744
NXP Semiconductors N.V.	14,531	1,396,429
Randstad N.V.	3,215	135,609
Royal Dutch Shell PLC, Class A	117,306	1,863,089
Signify N.V.(a)(c)	3,956	84,621
Wolters Kluwer N.V.	2,232	178,714
		6,394,620
New Zealand-0.10%
Contact Energy Ltd.	13,776	53,135
Fletcher Building Ltd.	29,278	63,638
Spark New Zealand Ltd.	33,705	92,253
		209,026
Norway-0.15%
Gjensidige Forsikring ASA(a)	5,857	106,550
Mowi ASA	4,719	88,868
Orkla ASA	12,120	108,904
		304,322
Portugal-0.33%
EDP - Energias de Portugal S.A.	80,412	379,359
Galp Energia SGPS S.A.	11,098	132,884
Jeronimo Martins SGPS S.A.	5,637	96,438
Sonae SGPS S.A.	78,520	58,871
		667,552
Russia-0.27%
Evraz PLC	8,655	30,458
VEON Ltd., ADR	236,254	352,018
Yandex N.V., Class A(a)	4,090	164,541
		547,017
Singapore-0.29%
ComfortDelGro Corp. Ltd.	39,136	40,022
Genting Singapore Ltd.	87,971	49,093
Keppel Corp. Ltd.	31,032	130,112
Sembcorp Industries Ltd.	28,320	27,408
Singapore Airlines Ltd.	26,459	71,698
Singapore Technologies Engineering Ltd.	18,503	41,918
Singapore Telecommunications Ltd.	135,470	239,432
		599,683
South Africa-0.21%
Anglo American PLC	20,317	430,264
South Korea-6.48%
CJ CheilJedang Corp.	314	75,302

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
South Korea-(continued)
CJ Corp.	1,275	$94,878
Coway Co. Ltd.	780	41,946
Daelim Industrial Co. Ltd.	1,024	76,526
DB Insurance Co. Ltd.	2,687	94,163
Doosan Heavy Industries & Construction Co. Ltd.(a)	24,632	85,512
E-MART, Inc.	1,038	95,364
GS Engineering & Construction Corp.	2,197	50,836
GS Holdings Corp.	2,206	67,335
Hankook Tire & Technology Co. Ltd.	2,448	46,505
Hanwha Corp.	12,941	210,801
Hanwha Solutions Corp.	4,528	59,293
Hyosung Corp.	770	41,956
Hyundai Engineering & Construction Co. Ltd.	2,758	76,432
Hyundai Glovis Co. Ltd.	437	39,988
Hyundai Marine & Fire Insurance Co. Ltd.	4,643	90,914
Hyundai Mobis Co. Ltd.	2,002	321,214
Hyundai Motor Co.	7,777	617,495
Hyundai Steel Co.	5,439	96,315
Kia Motors Corp.	11,785	327,074
Korea Electric Power Corp.(a)	26,236	458,583
Korea Gas Corp.	2,806	67,853
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	1,957	144,065
Korea Zinc Co. Ltd.	150	45,783
Korean Air Lines Co. Ltd.(a)	3,146	52,584
Korean Reinsurance Co.	7,181	42,939
KT Corp., ADR	14,493	141,162
KT&G Corp.	1,665	112,797
LG Chem Ltd.	868	274,757
LG Corp.	2,089	106,794
LG Display Co. Ltd.(a)	18,475	152,667
LG Electronics, Inc.	6,120	293,898
LG Household & Health Care Ltd.	54	59,736
LG International Corp.	4,029	51,115
LG Uplus Corp.	7,534	80,182
Lotte Chemical Corp.	521	79,383
Lotte Shopping Co. Ltd.	852	61,430
LS Corp.	1,377	41,689
NAVER Corp.	922	168,747
POSCO	4,176	611,924
Posco International Corp.	3,934	50,992
Samsung C&T Corp.	1,758	141,074
Samsung Electro-Mechanics Co. Ltd.	971	98,352
Samsung Electronics Co. Ltd.	132,067	5,422,446
Samsung Fire & Marine Insurance Co. Ltd.	897	132,183
Samsung Heavy Industries Co. Ltd.(a)	11,556	45,106
Samsung SDI Co. Ltd.	587	170,757
Samsung SDS Co. Ltd.	329	50,751
SK Holdings Co. Ltd.	1,916	371,074
SK Hynix, Inc.	11,355	749,749
SK Innovation Co. Ltd.	2,008	192,924
SK Networks Co. Ltd.	12,495	52,363
SK Telecom Co. Ltd.	1,052	183,783
		13,319,491
Spain-1.87%
Acciona S.A.	521	52,343
Aena SME S.A.(a)(c)	640	91,266
Amadeus IT Group S.A.	2,433	127,663
Distribuidora Internacional de Alimentacion S.A.(a)(b)	295,799	37,740
Endesa S.A.	11,522	274,602
	Shares	Value
Spain-(continued)
Ferrovial S.A.	5,811	$158,630
Grifols S.A.(b)	3,442	108,104
Iberdrola S.A.	113,612	1,228,763
Industria de Diseno Textil S.A.	9,310	260,788
Mapfre S.A.	43,518	76,946
Naturgy Energy Group S.A.	6,542	122,000
Repsol S.A.	49,089	460,622
Telefonica S.A.	180,790	852,872
		3,852,339
Sweden-1.64%
Alfa Laval AB(a)	3,120	63,219
Atlas Copco AB, Class A	9,704	382,270
Boliden AB	5,190	113,197
Electrolux AB, Series B	6,154	101,244
Hennes & Mauritz AB, Class B(b)	16,422	249,363
Hexagon AB, Class B(a)	1,895	104,642
Husqvarna AB, Class B	7,123	52,614
ICA Gruppen AB(b)	1,828	85,846
NCC AB, Class B	3,504	55,613
Peab AB, Class B(a)	5,997	48,990
Sandvik AB(a)	11,239	187,123
Securitas AB, Class B(a)	6,083	80,949
Skanska AB, Class B(a)	11,172	224,211
SKF AB, Class B	8,180	150,853
SSAB AB, Class A(a)(b)	26,442	65,811
Swedish Match AB	1,725	120,164
Tele2 AB, Class B	6,112	81,621
Telefonaktiebolaget LM Ericsson, Class B	48,652	444,305
Telia Co. AB	64,124	220,523
Trelleborg AB, Class B(a)	5,225	71,113
Volvo AB, Class B	33,237	472,751
		3,376,422
Switzerland-6.60%
ABB Ltd.	32,749	647,459
Adecco Group AG	5,031	240,154
Aryzta AG(a)	66,357	34,536
Chocoladefabriken Lindt & Spruengli AG, PC(b)	16	133,821
Cie Financiere Richemont S.A.	6,477	379,066
Clariant AG	2,975	54,824
Coca-Cola HBC AG	1,887	47,742
DKSH Holding AG	800	44,224
Dufry AG	775	23,055
Geberit AG	256	124,988
Georg Fischer AG	77	64,073
Givaudan S.A.	65	234,153
Glencore PLC(a)	442,630	826,354
Kuehne + Nagel International AG(a)	873	126,326
LafargeHolcim Ltd.(a)	9,205	382,906
Lonza Group AG	366	180,428
Nestle S.A.	29,945	3,245,838
Novartis AG	30,486	2,645,845
Pargesa Holding S.A., BR	1,111	84,194
Partners Group Holding AG	88	73,208
Roche Holding AG	7,937	2,758,277
Schindler Holding AG, PC	910	212,166
SGS S.A.	50	117,908
Sika AG	957	164,633
Sonova Holding AG	349	76,799
STMicroelectronics N.V.	8,588	212,570

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Switzerland-(continued)
Swatch Group AG (The), BR(b)	960	$192,915
Swisscom AG	454	236,808
		13,565,270
United Kingdom-11.79%
Admiral Group PLC	2,350	68,021
Aggreko PLC	5,686	33,200
Ashtead Group PLC	2,891	86,133
Associated British Foods PLC	4,701	106,294
AstraZeneca PLC	11,222	1,194,428
Babcock International Group PLC	17,290	82,155
BAE Systems PLC	60,564	373,262
Balfour Beatty PLC	24,867	77,042
Barratt Developments PLC	18,921	116,931
Beazley PLC	7,268	34,522
Bellway PLC	1,821	58,097
Berkeley Group Holdings PLC	2,250	114,448
BP PLC	574,755	2,184,809
British American Tobacco PLC	35,523	1,406,305
BT Group PLC	258,906	373,758
Bunzl PLC	4,751	111,217
Burberry Group PLC	4,736	88,053
Capita PLC(a)	56,843	23,774
Centrica PLC	404,160	183,462
CNH Industrial N.V.(a)	27,011	164,728
Coca-Cola European Partners PLC	5,968	224,994
Compass Group PLC	18,589	273,539
Croda International PLC	783	50,415
Daily Mail and General Trust PLC, Class A	5,778	51,146
DCC PLC	1,722	143,956
Diageo PLC	15,411	533,493
Direct Line Insurance Group PLC	40,167	132,014
Dixons Carphone PLC	72,195	67,253
Drax Group PLC	17,174	44,673
DS Smith PLC	21,817	91,996
Firstgroup PLC(a)	68,737	47,206
G4S PLC	40,001	44,750
GlaxoSmithKline PLC	63,672	1,320,018
Hays PLC	31,001	43,411
IMI PLC	4,059	45,338
Imperial Brands PLC	20,924	380,717
Inchcape PLC	16,773	104,115
Informa PLC	9,206	52,031
InterContinental Hotels Group PLC	1,748	83,654
International Consolidated Airlines Group S.A.	50,665	144,294
Intertek Group PLC	1,071	73,236
ITV PLC	87,868	87,607
J Sainsbury PLC	124,938	300,638
Janus Henderson Group PLC	11,051	238,260
John Wood Group PLC	15,204	36,411
Kier Group PLC(a)(b)	12,530	12,772
Kingfisher PLC	96,444	231,552
Liberty Global PLC, Class C(a)	51,326	1,058,855
Man Group PLC	35,702	63,143
Manchester United PLC, Class A	2,864	47,628
Marks & Spencer Group PLC	73,400	89,087
Meggitt PLC	13,041	44,902
Melrose Industries PLC	74,772	107,171
Mondi PLC	8,270	155,059
National Grid PLC	80,315	922,490
Next PLC	2,459	148,545
Nomad Foods Ltd.(a)	5,495	116,384
Pearson PLC(b)	19,246	110,261
	Shares	Value
United Kingdom-(continued)
Pennon Group PLC	7,766	$109,886
Persimmon PLC	5,761	164,213
Petrofac Ltd.	12,593	26,623
Playtech PLC	10,351	33,873
Reckitt Benckiser Group PLC	6,895	617,417
RELX PLC	17,329	402,921
Rentokil Initial PLC	10,429	64,333
Rolls-Royce Holdings PLC	25,873	87,390
Royal Mail PLC	70,723	152,661
RSA Insurance Group PLC	17,987	88,143
Saga PLC	171,190	43,937
Sage Group PLC (The)	7,681	65,848
Severn Trent PLC	4,070	123,319
Signature Aviation PLC	12,200	35,143
Smith & Nephew PLC	7,203	146,863
Smiths Group PLC	5,413	87,949
SSE PLC	37,413	576,913
Subsea 7 S.A.(a)	7,436	42,974
Tate & Lyle PLC	7,404	61,851
Taylor Wimpey PLC	65,284	116,504
Tesco PLC	245,681	695,972
Thomas Cook Group PLC, (Acquired 09/10/2018-08/16/2019; Cost $94,561)(a)(b)(d)	511,753	0
Travis Perkins PLC	6,989	95,082
Unilever N.V.	23,421	1,215,146
Unilever PLC	26,815	1,440,386
Vodafone Group PLC	1,456,952	2,407,427
Weir Group PLC (The)	3,007	36,170
Whitbread PLC(a)(b)	2,172	68,246
Whitbread PLC, Rts. expiring 06/09/2020(a)	1,085	13,441
William Hill PLC	36,370	60,398
WM Morrison Supermarkets PLC(b)	104,030	240,920
WPP PLC	39,591	301,075
		24,226,677
United States-4.90%
Aon PLC, Class A	4,366	859,884
Atlassian Corp. PLC, Class A(a)	545	100,988
Bausch Health Cos., Inc.(a)	15,727	288,552
Brightsphere Investment Group, Inc.	5,001	41,758
Capri Holdings Ltd.(a)	6,816	102,513
Carnival PLC	12,749	168,667
Chubb Ltd.	18,624	2,271,011
Constellium SE(a)	9,824	80,655
Delphi Technologies PLC(a)	12,776	164,555
Flex Ltd.(a)	36,344	352,900
Garmin Ltd.	2,663	240,123
IHS Markit Ltd.	8,961	622,431
International Game Technology PLC	6,166	51,979
James Hardie Industries PLC, CDI	3,935	67,005
LivaNova PLC(a)	1,050	56,164
LyondellBasell Industries N.V., Class A	18,317	1,167,892
Masonite International Corp.(a)	1,773	117,692
Mylan N.V.(a)	40,295	687,836
Pentair PLC	7,954	311,320
Primo Water Corp.	6,616	79,313
Resolute Forest Products, Inc.(a)	18,938	35,225
Samsonite International S.A.(c)	23,472	22,331
Sensata Technologies Holding PLC(a)	4,824	171,976
TE Connectivity Ltd.	10,778	875,712
Venator Materials PLC(a)	11,746	15,387

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
United States-(continued)
Waste Connections, Inc.	4,282	$401,434
Willis Towers Watson PLC	3,555	721,309
		10,076,612
Total Common Stocks & Other Equity Interests (Cost $239,968,267)		204,627,578
Money Market Funds-0.14%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(e)(f) (Cost $295,125)	295,125	295,125
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.69% (Cost $240,263,392)		204,922,703
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.33%
Invesco Private Government Fund, 0.02%(e)(f)(g) (Cost $2,734,174)	2,734,174	$2,734,174
TOTAL INVESTMENTS IN SECURITIES-101.02% (Cost $242,997,566)		207,656,877
OTHER ASSETS LESS LIABILITIES-(1.02)%		(2,093,694)
NET ASSETS-100.00%		$205,563,183

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
PC-Participation Certificate
Rts.-Rights
SDR-Swedish Depository Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $1,027,388, which represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$209,610	$7,800,231	$(7,714,716)	$-	$-	$295,125	$3,395
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	2,776,925	24,739,800	(27,516,725)	-	-	-	26,052
Invesco Liquid Assets Portfolio, Institutional Class*	925,642	6,478,792	(7,404,836)	-	402	-	3,172
Invesco Private Government Fund	-	15,703,339	(12,969,165)	-	-	2,734,174	64
Total	$3,912,177	$54,722,162	$(55,605,442)	$-	$402	$3,029,299	$32,683

*	At May 31, 2020, this security was no longer held.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-98.65%
Argentina-0.09%
Globant S.A.(a)	26	$3,645
Australia-5.12%
A2B Australia Ltd.	2,484	1,261
Accent Group Ltd.	1,404	1,263
Adbri Ltd.	1,471	2,656
ALS Ltd.	1,031	4,893
Ansell Ltd.	441	10,325
AP Eagers Ltd.	754	3,223
Aristocrat Leisure Ltd.	402	6,863
Asaleo Care Ltd.	3,094	2,095
Australian Pharmaceutical Industries Ltd.	4,913	3,669
Beach Energy Ltd.	2,660	2,852
Breville Group Ltd.	141	2,093
CIMIC Group Ltd.	288	4,768
Cleanaway Waste Management Ltd.	4,275	5,534
Cochlear Ltd.	42	5,381
Costa Group Holdings Ltd.	1,338	2,860
CSR Ltd.	2,876	7,770
Estia Health Ltd.	2,023	2,055
Evolution Mining Ltd.	2,224	9,005
Flight Centre Travel Group Ltd.	162	1,406
G8 Education Ltd.	1,378	951
GrainCorp Ltd., Class A(a)	1,344	3,943
Harvey Norman Holdings Ltd.	2,813	6,087
Iluka Resources Ltd.	836	4,561
InvoCare Ltd.	226	1,707
IOOF Holdings Ltd.	396	1,272
JB Hi-Fi Ltd.(b)	404	9,955
MACA Ltd.	4,375	2,556
Magellan Financial Group Ltd.	45	1,743
Mineral Resources Ltd.	461	5,756
Monadelphous Group Ltd.	386	3,029
Myer Holdings Ltd.(a)	10,024	1,830
New Hope Corp. Ltd.	1,033	926
Nine Entertainment Co. Holdings Ltd.	3,154	3,098
Northern Star Resources Ltd.	587	5,767
Nufarm Ltd.(a)	1,101	3,946
Orora Ltd.	3,939	6,929
OZ Minerals Ltd.	1,100	6,878
Pact Group Holdings Ltd.(a)	1,271	1,932
Pendal Group Ltd.	340	1,429
Perenti Global Ltd.	2,172	1,716
Platinum Asset Management Ltd.	527	1,396
Premier Investments Ltd.	287	3,155
Qube Holdings Ltd.	3,427	6,165
REA Group Ltd.(b)	47	3,134
Regis Resources Ltd.	1,093	3,918
Resolute Mining Ltd.(a)	3,149	2,383
Sandfire Resources Ltd.	670	1,948
Seven Group Holdings Ltd.(b)	294	3,169
Sigma Healthcare Ltd.	13,091	5,040
St Barbara Ltd.	1,106	2,291
Star Entertainment Group Ltd. (The)	2,734	5,354
Super Retail Group Ltd.	645	3,584
Tassal Group Ltd.	1,048	2,796
Village Roadshow Ltd.	908	1,236
Vocus Group Ltd.(a)	1,315	2,654
Whitehaven Coal Ltd.	2,188	2,629
Worley Ltd.	674	3,758
WPP AUNZ Ltd., Class A	6,226	1,178
		211,771
	Shares	Value
Austria-0.32%
ams AG(a)	120	$1,805
Oesterreichische Post AG(b)	144	4,829
Porr AG	144	2,435
Semperit AG Holding(a)	143	1,817
Zumtobel Group AG(a)	335	2,310
		13,196
Belgium-1.08%
AGFA-Gevaert N.V.(a)	1,257	5,048
Barco N.V.	26	4,523
bpost S.A.(a)	577	3,793
D’ieteren S.A./N.V.	133	7,974
Econocom Group S.A./N.V.	900	1,982
Greenyard N.V.(a)	629	3,589
Ontex Group N.V.	275	4,350
Orange Belgium S.A.	178	2,907
Recticel S.A.	250	2,080
Telenet Group Holding N.V.	85	3,485
Tessenderlo Group S.A.(a)	109	3,152
Viohalco S.A.(a)	631	1,671
		44,554
Canada-5.20%
Ag Growth International, Inc.	99	1,999
AGF Management Ltd., Class B	1,279	3,470
Aimia, Inc.(a)	1,626	3,070
Alcanna, Inc.(a)	440	914
Altus Group Ltd.	95	2,962
Athabasca Oil Corp.(a)	9,002	847
ATS Automation Tooling Systems, Inc.(a)	404	5,849
AutoCanada, Inc.	946	5,133
Badger Daylighting Ltd.	133	2,767
Bird Construction, Inc.	919	3,783
Calfrac Well Services Ltd.(a)	2,501	371
Canaccord Genuity Group, Inc.	2,155	8,778
Canada Goose Holdings, Inc.(a)	67	1,302
Canfor Pulp Products, Inc.	461	2,078
Capstone Mining Corp.(a)	10,756	5,136
Cardinal Energy Ltd.(b)	2,279	775
CES Energy Solutions Corp.	3,022	2,208
Clearwater Seafoods, Inc.	542	2,051
Colliers International Group, Inc.	98	5,042
Computer Modelling Group Ltd.	331	1,102
DIRTT Environmental Solutions(a)	353	401
Dundee Precious Metals, Inc.	1,609	8,719
Enghouse Systems Ltd.	141	6,104
Ensign Energy Services, Inc.	1,762	918
Exchange Income Corp.	277	5,040
Extendicare, Inc.(b)	969	3,905
Fiera Capital Corp.	526	3,528
FirstService Corp.	62	5,741
Fortuna Silver Mines, Inc.(a)	1,961	8,768
Guyana Goldfields, Inc.(a)	4,444	4,630
High Liner Foods, Inc.	445	2,154
Horizon North Logistics, Inc.	1,641	724
Intertape Polymer Group, Inc.	446	3,995
Just Energy Group, Inc.	1,854	684
Kelt Exploration Ltd.(a)(b)	1,120	1,070
Magellan Aerospace Corp.	204	860
Medical Facilities Corp.	475	1,533
Morneau Shepell, Inc.	259	6,184
MTY Food Group, Inc.	70	1,255
Mullen Group Ltd.	1,042	4,493

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Canada-(continued)
NuVista Energy Ltd.(a)	2,690	$1,479
Pason Systems, Inc.	259	1,345
Pretium Resources, Inc.(a)	868	7,573
Quarterhill, Inc.	2,656	3,862
Recipe Unlimited Corp.	283	2,025
Rogers Sugar, Inc.	1,324	4,512
SEMAFO, Inc.(a)	1,782	6,111
Sienna Senior Living, Inc.	433	2,992
Sierra Wireless, Inc.(a)	383	3,325
Sleep Country Canada Holdings, Inc.(c)	259	2,966
SSR Mining, Inc.(a)	615	11,782
Stelco Holdings, Inc.	348	1,808
Tamarack Valley Energy Ltd.(a)	3,210	1,695
TMAC Resources, Inc.(a)(c)	372	393
Torex Gold Resources, Inc.(a)	738	10,145
Transat AT, Inc.(a)	876	4,310
Trevali Mining Corp.(a)	19,748	964
Trican Well Service Ltd.(a)	7,095	4,260
Wajax Corp.	398	2,410
Western Forest Products, Inc.	5,774	3,175
Westshore Terminals Investment Corp.	296	3,133
Winpak Ltd.	134	4,471
		215,079
China-0.76%
BYD Electronic International Co. Ltd.	2,878	5,510
CGN New Energy Holdings Co. Ltd.	13,688	2,720
COSCO SHIPPING International Hong Kong Co. Ltd.	19,002	5,491
Kerry Logistics Network Ltd.	2,623	3,567
Road King Infrastructure Ltd.	1,812	2,352
Sinotruk Hong Kong Ltd.	2,309	5,606
Towngas China Co. Ltd.(a)	4,175	1,923
VSTECS Holdings Ltd.	9,136	4,078
		31,247
Colombia-0.03%
Frontera Energy Corp.	530	1,354
Denmark-1.47%
ALK-Abello A/S(a)	7	1,865
D/S Norden A/S	229	3,090
FLSmidth & Co. A/S(a)	167	4,548
Genmab A/S(a)	26	7,993
GN Store Nord A/S	179	9,662
Matas A/S	294	2,633
NKT A/S(a)	246	5,228
NNIT A/S(c)	109	1,890
Per Aarsleff Holding A/S	130	4,414
Schouw & Co. A/S	61	4,961
Topdanmark A/S	166	6,902
Tryg A/S	271	7,595
		60,781
Egypt-0.26%
Centamin PLC	5,243	10,773
Finland-1.28%
Bittium OYJ	453	3,099
Cargotec OYJ, Class B	205	4,492
Caverion OYJ(a)	457	2,943
Ferratum OYJ(c)	77	343
Kemira OYJ	521	6,665
Konecranes OYJ(a)	174	4,165
Lehto Group OYJ	290	485
Outotec OYJ	623	3,200
	Shares	Value
Finland-(continued)
Sanoma OYJ	378	$3,666
Stockmann OYJ Abp, Class B(a)	1,498	1,443
TietoEVRY OYJ(a)	235	6,190
Uponor OYJ	301	3,770
Valmet OYJ(a)	309	8,036
YIT OYJ	815	4,488
		52,985
France-2.61%
Akka Technologies(b)	29	806
Albioma S.A.	110	3,903
Beneteau S.A.	145	1,028
Bonduelle S.C.A.	125	2,948
CGG S.A.(a)	3,049	3,281
Cie des Alpes	105	2,273
Cie Plastic Omnium S.A.	246	5,070
Dassault Aviation S.A.(a)	3	2,560
Derichebourg S.A.	899	2,764
Elior Group S.A.(c)	636	3,912
Eramet(a)	49	1,704
Fnac Darty S.A.(a)	77	2,513
Gaztransport Et Technigaz S.A.	30	2,222
Imerys S.A.	149	5,145
Innate Pharma S.A.(a)	163	1,029
Ipsen S.A.	45	3,539
Ipsos	209	5,080
JCDecaux S.A.(a)	222	4,517
Kaufman & Broad S.A.	98	3,467
LISI(a)	74	1,411
Maisons du Monde S.A.(c)	154	1,840
Mersen S.A.	93	2,126
Metropole Television S.A.(a)	247	2,868
Nexans S.A.(a)	229	9,343
Quadient	336	4,848
Societe BIC S.A.	92	4,900
Sopra Steria Group	65	7,671
Tarkett S.A.	159	1,638
Technicolor S.A.(a)	226	884
Television Francaise 1(a)	639	3,597
Vicat S.A.	121	3,648
Vilmorin & Cie S.A.	40	2,113
Worldline S.A.(a)(c)	44	3,285
		107,933
Germany-4.34%
AIXTRON SE(a)	116	1,225
Amadeus Fire AG(a)	24	2,696
AURELIUS Equity Opportunities SE & Co. KGaA	132	2,333
Bechtle AG	58	10,226
Bertrandt AG	40	1,591
CANCOM SE	71	4,462
CTS Eventim AG & Co. KGaA(a)	88	3,994
Deutz AG	420	1,673
Draegerwerk AG & Co. KGaA, Preference Shares	80	6,345
Duerr AG	161	3,815
ElringKlinger AG(a)	423	2,211
Fielmann AG	123	8,729
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	96	4,765
Gerresheimer AG	92	7,849
Heidelberger Druckmaschinen AG(a)	2,529	1,588
Hella GmbH & Co. KGaA	150	5,857
Jungheinrich AG, Preference Shares	265	5,147

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Germany-(continued)
Kloeckner & Co. SE(a)	1,411	$5,977
Krones AG	62	4,041
KSB SE & Co. KGaA, Preference Shares	12	2,683
MLP SE	795	4,598
Nordex SE(a)	246	2,378
Norma Group SE(a)	92	2,696
Puma SE(a)	86	6,140
QSC AG	1,451	2,111
Rational AG	5	2,683
RHOEN-KLINIKUM AG	225	4,505
RIB Software SE	61	1,723
SAF-Holland SE(a)	233	1,362
Sartorius AG, Preference Shares(a)	25	9,271
Scout24 AG(c)	138	10,553
Siltronic AG	52	5,073
Sixt SE(a)	23	1,845
SMA Solar Technology AG(a)	75	2,229
Stabilus S.A.	44	2,386
STO SE & Co. KGaA, Preference Shares	32	3,673
Stroeer SE & Co. KGaA	42	3,044
Suedzucker AG	440	6,583
Takkt AG	166	1,606
Trivago N.V., ADR(a)	699	1,468
Wacker Chemie AG	64	3,999
Wirecard AG(b)	51	5,364
Zalando SE(a)(c)	104	7,038
		179,535
Hong Kong-1.04%
ASM Pacific Technology Ltd.	742	6,749
Cafe de Coral Holdings Ltd.	1,657	2,984
Cathay Pacific Airways Ltd.	3,928	3,983
Cosmopolitan International Holdings Ltd.(a)	4,156	885
Esprit Holdings Ltd.(a)	21,532	1,667
Giordano International Ltd.	8,785	1,258
Hutchison Telecommunications Hong Kong Holdings Ltd.	12,171	1,931
Luk Fook Holdings International Ltd.	1,284	2,256
Melco International Development Ltd.	2,999	5,657
Pacific Basin Shipping Ltd.	22,382	2,685
Pacific Textiles Holdings Ltd.	5,539	2,323
Television Broadcasts Ltd.	2,322	2,954
Texhong Textile Group Ltd.	1,806	1,242
Truly International Holdings Ltd.(a)	25,805	2,397
VTech Holdings Ltd.	652	3,933
		42,904
Ireland-0.52%
Dalata Hotel Group PLC	399	1,442
Glanbia PLC	363	3,963
Greencore Group PLC	1,948	3,258
Kingspan Group PLC	169	10,443
Origin Enterprises PLC	764	2,363
		21,469
Israel-0.38%
Ituran Location and Control Ltd.	105	1,796
Plus500 Ltd.	528	8,659
Wix.com Ltd.(a)	23	5,114
		15,569
Italy-1.69%
ACEA S.p.A.	180	3,484
ASTM S.p.A.	154	3,169
	Shares	Value
Italy-(continued)
Autogrill S.p.A.	573	$3,225
Brunello Cucinelli S.p.A.(a)	43	1,400
Davide Campari-Milano S.p.A.	596	4,840
Davide Campari-Milano S.p.A., Rts. expiring 06/21/2020(a)(d)	596	0
De Longhi S.p.A.(a)	158	3,385
Fincantieri S.p.A.	2,234	1,506
IMMSI S.p.A.(a)	4,112	1,580
Iren S.p.A.	2,429	6,041
Italmobiliare S.p.A.	218	5,844
Maire Tecnimont S.p.A.(a)	923	1,454
MARR S.p.A.(a)	127	1,856
Mediaset S.p.A.(a)(b)	1,921	3,293
Moncler S.p.A.(a)	115	4,279
OVS S.p.A.(a)(c)	1,711	1,739
Piaggio & C S.p.A.	837	2,009
PRADA S.p.A.(a)	1,245	4,586
Recordati S.p.A.	125	5,690
Safilo Group S.p.A.(a)	1,551	1,278
Salvatore Ferragamo S.p.A.(a)	91	1,268
Sogefi S.p.A.(a)	1,432	1,378
Tods S.p.A.	39	1,031
Webuild S.p.A.	1,511	2,089
Zignago Vetro S.p.A.	277	3,642
		70,066
Ivory Coast-0.28%
Endeavour Mining Corp.(a)	479	11,498
Japan-40.45%
ABC-Mart, Inc.	73	4,438
Achilles Corp.	282	4,437
Adastria Co. Ltd.	97	1,579
ADEKA Corp.	473	6,581
Advantest Corp.	239	11,802
Aeon Delight Co. Ltd.	127	3,637
Aeon Mall Co. Ltd.	368	5,175
Aica Kogyo Co. Ltd.	141	4,201
Aichi Steel Corp.	184	5,175
Ain Holdings, Inc.	48	3,101
Aisan Industry Co. Ltd.	610	3,284
Alpen Co. Ltd.	268	4,386
Anritsu Corp.	224	4,414
AOKI Holdings, Inc.	381	2,433
Aoyama Trading Co. Ltd.	366	2,789
Arata Corp.	190	8,033
Ariake Japan Co. Ltd.	36	2,499
Aruhi Corp.	65	901
Asahi Diamond Industrial Co. Ltd.	637	3,021
Asahi Holdings, Inc.	129	3,317
Asahi Intecc Co. Ltd.	101	3,094
Asics Corp.	591	6,281
ASKUL Corp.	95	2,866
Ateam, Inc.	109	777
Autobacs Seven Co. Ltd.	379	4,651
Axial Retailing, Inc.	115	4,403
Belc Co. Ltd.	88	5,424
Benesse Holdings, Inc.	321	8,691
Bic Camera, Inc.	532	5,605
Canon Marketing Japan, Inc.	242	4,933
Capcom Co. Ltd.	149	5,262
Casio Computer Co. Ltd.	660	11,621
Cawachi Ltd.	226	5,521

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Central Glass Co. Ltd.	252	$4,594
Chiyoda Co. Ltd.	287	2,808
Chiyoda Corp.(a)	1,419	3,556
Chugoku Marine Paints Ltd.	329	2,498
CI Takiron Corp.	587	4,010
Citizen Watch Co. Ltd.	1,793	6,407
Cleanup Corp.	758	3,659
cocokara fine, Inc.	113	5,706
Colowide Co. Ltd.	180	2,693
COMSYS Holdings Corp.	383	10,665
CyberAgent, Inc.	116	5,847
Daido Steel Co. Ltd.	179	6,139
Daifuku Co. Ltd.	113	8,789
Daihen Corp.	104	3,490
Daiichi Jitsugyo Co. Ltd.	186	6,517
Daiichikosho Co. Ltd.	126	4,433
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	156	3,613
Daio Paper Corp.	407	5,504
DCM Holdings Co. Ltd.	737	7,662
DeNA Co. Ltd.	308	4,231
Disco Corp.	39	8,710
DMG Mori Co. Ltd.	605	7,351
Doutor Nichires Holdings Co. Ltd.	250	4,265
Duskin Co. Ltd.	277	7,585
EDION Corp.	963	8,939
FCC Co. Ltd.	183	3,108
FP Corp.	62	4,552
Freebit Co. Ltd.	67	545
Fudo Tetra Corp.	287	3,775
Fuji Corp.	313	5,773
Fuji Oil Co. Ltd.	1,676	2,878
Fuji Oil Holdings, Inc.	162	4,347
Fuji Seal International, Inc.	113	2,333
Fujimori Kogyo Co. Ltd.	188	6,134
Fujitec Co. Ltd.	373	5,581
Fujitsu General Ltd.	222	4,338
Funai Electric Co. Ltd.(a)	305	1,515
Futaba Industrial Co. Ltd.	842	4,087
Gakken Holdings Co. Ltd.	145	2,236
Geo Holdings Corp.	316	3,954
GNI Group Ltd.	120	2,024
Godo Steel Ltd.	158	3,125
GS Yuasa Corp.	406	7,183
G-Tekt Corp.	257	2,705
GungHo Online Entertainment, Inc.	142	2,311
Gunze Ltd.	86	3,061
Gurunavi, Inc.	345	2,110
H.I.S. Co. Ltd.(b)	159	2,918
Hamakyorex Co. Ltd.	81	2,443
Hamamatsu Photonics K.K.	227	10,282
Happinet Corp.	227	2,257
Hazama Ando Corp.	1,011	6,541
Heiwa Corp.	222	3,769
Hibiya Engineering Ltd.	269	4,899
Hisamitsu Pharmaceutical Co., Inc.	137	6,905
Hitachi Transport System Ltd.	210	5,776
Hitachi Zosen Corp.	1,765	6,717
Hokuto Corp.	298	5,551
Hoshizaki Corp.	89	7,187
Hosiden Corp.	355	3,097
House Foods Group, Inc.	168	5,684
	Shares	Value
Japan-(continued)
Ichikoh Industries Ltd.	151	$758
IDOM, Inc.	627	3,015
Inaba Denki Sangyo Co. Ltd.	353	8,057
Ines Corp.	383	4,984
Iseki & Co. Ltd.	323	3,694
Ishihara Sangyo Kaisha Ltd.	226	1,598
Itochu Enex Co. Ltd.	761	6,089
Itochu Techno-Solutions Corp.	240	8,109
Itochu-Shokuhin Co. Ltd.	156	6,791
Itoki Corp.	868	3,295
Iwatani Corp.	274	9,664
Izumi Co. Ltd.	132	4,147
Japan Aviation Electronics Industry Ltd.	338	4,684
Japan Petroleum Exploration Co. Ltd.	277	5,204
Japan Pulp & Paper Co. Ltd.	204	7,375
Japan Wool Textile Co. Ltd. (The)	511	4,772
Jeol Ltd.	120	3,587
J-Oil Mills, Inc.	186	7,467
Joshin Denki Co. Ltd.	196	4,059
Joyful Honda Co. Ltd.	416	5,193
Juki Corp.	255	1,477
Kaga Electronics Co. Ltd.	309	6,697
Kaken Pharmaceutical Co. Ltd.	140	7,693
Kamei Corp.	495	4,944
Kanamoto Co. Ltd.	195	4,203
Kanematsu Corp.	809	10,040
Kato Sangyo Co. Ltd.	262	9,168
Keihan Holdings Co. Ltd.	217	10,313
Keihin Corp.	397	9,375
Keikyu Corp.	529	8,843
Keiyo Co. Ltd.	957	5,747
Klab, Inc.(a)	180	1,302
KNT-CT Holdings Co. Ltd.(a)	230	2,581
Kobe Bussan Co. Ltd.	114	5,904
Konami Holdings Corp.	208	7,308
Krosaki Harima Corp.	31	1,135
Kumiai Chemical Industry Co. Ltd.	340	2,746
Kureha Corp.	73	3,215
Kurita Water Industries Ltd.	357	9,898
KYB Corp.(a)	180	3,567
Kyodo Printing Co. Ltd.	199	5,534
Kyoritsu Maintenance Co. Ltd.	59	1,884
Kyowa Kirin Co. Ltd.	494	13,398
Leopalace21 Corp.(a)	3,053	7,595
Life Corp.	230	7,205
Linical Co. Ltd.	105	926
M3, Inc.	151	6,083
Mabuchi Motor Co. Ltd.	185	6,113
Maeda Corp.	785	6,157
Makino Milling Machine Co. Ltd.	133	4,117
Marui Group Co. Ltd.	359	6,475
Maruwa Co. Ltd.	30	2,289
Matsumotokiyoshi Holdings Co. Ltd.	241	9,026
Maxell Holdings Ltd.	274	2,739
McDonald’s Holdings Co. Japan Ltd.	111	5,904
Megmilk Snow Brand Co. Ltd.	339	8,323
Meidensha Corp.	357	6,038
Meitec Corp.	89	4,296
Miraca Holdings, Inc.	305	7,095
Mirait Holdings Corp.	373	5,328
MISUMI Group, Inc.	312	8,288
Mitsuba Corp.(a)	754	3,065

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Mitsubishi Logisnext Co. Ltd.	206	$2,006
Mitsubishi Paper Mills Ltd.	816	2,878
Mitsubishi Shokuhin Co. Ltd.	381	9,637
Mitsuboshi Belting Ltd.	185	2,811
Mitsui High-Tec, Inc.	158	2,052
Mitsui-Soko Holdings Co. Ltd.	269	4,002
Miura Co. Ltd.	123	5,252
Mixi, Inc.	294	4,781
Mizuno Corp.	195	3,698
Morinaga & Co. Ltd.	105	4,508
Morinaga Milk Industry Co. Ltd.	206	8,662
Nabtesco Corp.	270	8,383
Namura Shipbuilding Co. Ltd.	1,008	1,628
NET One Systems Co. Ltd.	141	4,267
Neturen Co. Ltd.	447	2,315
Nichias Corp.	311	7,173
Nichicon Corp.	396	2,856
Nihon Parkerizing Co. Ltd.	426	4,539
Nihon Unisys Ltd.	157	4,853
Nikkiso Co. Ltd.	216	2,001
Nikkon Holdings Co. Ltd.	322	6,522
Nippon Carbon Co. Ltd.	36	1,143
Nippon Chemical Industrial Co. Ltd.	101	2,227
Nippon Chemi-Con Corp.(a)	166	2,390
Nippon Flour Mills Co. Ltd.	486	7,362
Nippon Gas Co. Ltd.	130	5,158
Nippon Light Metal Holdings Co. Ltd.	4,139	7,107
Nippon Paint Holdings Co. Ltd.	201	14,011
Nippon Shokubai Co. Ltd.	127	7,108
Nippon Soda Co. Ltd.	193	5,358
Nippon Yakin Kogyo Co. Ltd.	135	2,157
Nishimatsu Construction Co. Ltd.	325	6,359
Nissan Chemical Corp.	194	8,562
Nissan Shatai Co. Ltd.	583	5,487
Nissha Co. Ltd.	354	3,131
Nisshin Oillio Group Ltd. (The)	228	7,280
Nisshin Seifun Group, Inc.	518	8,073
Nissin Kogyo Co. Ltd.	354	7,262
Nittetsu Mining Co. Ltd.	110	4,676
NOF Corp.	201	7,146
Nojima Corp.	267	6,218
Obic Co. Ltd.	58	10,056
Oki Electric Industry Co. Ltd.	717	7,094
Okinawa Electric Power Co., Inc. (The)	357	6,687
OKUMA Corp.	91	3,793
Okuwa Co. Ltd.	433	6,125
Onward Holdings Co. Ltd.	938	3,221
Open House Co. Ltd.	138	3,815
Oracle Corp. Japan(a)	81	9,458
OSJB Holdings Corp.	1,025	2,359
Otsuka Corp.	210	10,136
Outsourcing, Inc.	199	1,169
Pacific Industrial Co. Ltd.	240	2,199
Pacific Metals Co. Ltd.	103	1,616
Paltac Corp.	111	5,440
Paramount Bed Holdings Co. Ltd.	116	4,506
Park24 Co. Ltd.	261	5,066
Pasona Group, Inc.	167	1,984
Penta-Ocean Construction Co. Ltd.	1,500	7,825
Pigeon Corp.	95	3,704
Pilot Corp.	102	3,489
Plenus Co. Ltd.	233	4,055
	Shares	Value
Japan-(continued)
Pola Orbis Holdings, Inc.	232	$4,514
Prima Meat Packers Ltd.	214	5,242
Qol Holdings Co. Ltd.	152	1,819
Relo Group, Inc.	163	3,723
Resorttrust, Inc.	279	3,501
Riken Corp.	88	2,310
Rinnai Corp.	117	9,850
Riso Kagaku Corp.	226	2,769
Roland DG Corp.	205	2,392
Round One Corp.	177	1,507
Royal Holdings Co. Ltd.	172	3,155
Ryohin Keikaku Co. Ltd.	373	5,640
Ryosan Co. Ltd.	289	6,545
S Foods, Inc.	118	2,796
Saibu Gas Co. Ltd.	214	5,218
Saizeriya Co. Ltd.	133	2,832
Sakai Chemical Industry Co. Ltd.	151	2,789
Sakata INX Corp.	379	3,775
San-Ai Oil Co. Ltd.	882	9,038
Sanden Holdings Corp.(a)	728	2,534
Sanken Electric Co. Ltd.	172	3,978
Sanki Engineering Co. Ltd.	430	5,480
Sankyo Tateyama, Inc.	478	4,268
Sanoh Industrial Co. Ltd.	813	6,143
Sanwa Holdings Corp.	672	5,763
Sanyo Denki Co. Ltd.	53	2,411
Sawai Pharmaceutical Co. Ltd.	135	7,443
SBS Holdings, Inc.	136	3,033
SCREEN Holdings Co. Ltd.	120	5,374
SCSK Corp.	150	7,337
Seed Co. Ltd.	136	1,004
Sega Sammy Holdings, Inc.	595	7,754
Seiko Holdings Corp.	171	2,895
Senko Group Holdings Co. Ltd.	839	6,697
Seria Co. Ltd.	72	2,309
SG Holdings Co. Ltd.	283	9,233
Shima Seiki Manufacturing Ltd.	87	1,318
Shimadzu Corp.	338	9,145
Shimamura Co. Ltd.	108	7,599
Shinko Electric Industries Co. Ltd.	477	6,057
Shinmaywa Industries Ltd.	357	3,536
Shinoken Group Co. Ltd.	204	1,734
Ship Healthcare Holdings, Inc.	151	6,531
Shizuoka Gas Co. Ltd.	510	4,686
Showa Corp.	296	6,179
Showa Sangyo Co. Ltd.	248	7,585
Siix Corp.	243	2,391
SKY Perfect JSAT Holdings, Inc.	830	3,382
Sohgo Security Services Co. Ltd.	173	8,511
Square Enix Holdings Co. Ltd.	168	8,156
Sugi Holdings Co. Ltd.	111	7,171
Sumida Corp.	178	1,216
Sumitomo Bakelite Co. Ltd.	137	3,853
Sumitomo Dainippon Pharma Co. Ltd.	259	3,661
Sumitomo Mitsui Construction Co. Ltd.	1,054	4,432
Sumitomo Osaka Cement Co. Ltd.	201	7,071
Sumitomo Riko Co. Ltd.	524	3,084
Sundrug Co. Ltd.	246	8,289
Tachi-S Co. Ltd.	419	3,477
Tadano Ltd.	425	3,377
Taiyo Nippon Sanso Corp.	334	5,618
Taiyo Yuden Co. Ltd.	350	9,746

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Japan-(continued)
Takamatsu Construction Group Co. Ltd.	196	$4,663
Takasago International Corp.	145	3,330
Takasago Thermal Engineering Co. Ltd.	360	6,115
Takeuchi Manufacturing Co. Ltd.	172	2,840
Tamron Co. Ltd.	141	2,658
Tamura Corp.	586	2,469
Tateru, Inc.(a)	308	475
TechnoPro Holdings, Inc.	55	3,293
T-Gaia Corp.	187	3,975
TIS, Inc.	594	12,665
TKC Corp.	107	5,601
Toa Corp.	164	2,504
Tobishima Corp.	352	3,643
Toenec Corp.	168	6,082
Toho Co. Ltd.	183	6,726
Toho Zinc Co. Ltd.(a)	141	1,961
Token Corp.	65	4,459
Tokushu Tokai Paper Co. Ltd.	131	5,265
Tokuyama Corp.	267	6,384
Tokyo Century Corp.	94	4,088
Tokyu Construction Co. Ltd.	744	4,061
Tomy Co. Ltd.	300	2,565
Tonami Holdings Co. Ltd.	61	3,420
Topy Industries Ltd.	189	2,333
Towa Pharmaceutical Co. Ltd.	119	2,504
Toyo Construction Co. Ltd.	1,108	4,412
Toyo Tire Corp.	434	6,159
Toyobo Co. Ltd.	647	9,062
Toyota Boshoku Corp.	584	8,229
Transcosmos, Inc.	196	4,612
Trend Micro, Inc.	192	10,550
TS Tech Co. Ltd.	252	7,087
TSI Holdings Co. Ltd.(a)	602	2,582
Tsubaki Nakashima Co. Ltd.	158	1,393
Tsubakimoto Chain Co.	172	4,446
Tsugami Corp.	253	2,355
Tsuruha Holdings, Inc.	86	12,708
UACJ Corp.	350	6,465
Uchida Yoko Co. Ltd.	105	5,497
Ulvac, Inc.	156	4,684
United Super Markets Holdings, Inc.	561	5,874
Unitika Ltd.(a)	1,066	3,503
Valor Holdings Co. Ltd.	291	5,713
Wacoal Holdings Corp.	217	4,494
Wacom Co. Ltd.	766	3,455
Warabeya Nichiyo Holdings Co. Ltd.	274	4,463
Welcia Holdings Co. Ltd.	128	10,752
Yorozu Corp.	310	3,338
Yoshinoya Holdings Co. Ltd.	272	6,239
Yuasa Trading Co. Ltd.	281	8,229
Zeon Corp.	677	6,516
Zojirushi Corp.	190	2,989
ZOZO, Inc.	159	2,928
		1,672,805
Jordan-0.19%
Hikma Pharmaceuticals PLC	243	7,724
Luxembourg-0.27%
Eurofins Scientific SE	11	7,437
L’Occitane International S.A.	2,137	3,722
		11,159
	Shares	Value
Macau-0.16%
SJM Holdings Ltd.	6,145	$6,826
Malta-0.08%
Kindred Group PLC, SDR	633	3,459
Mexico-0.08%
Fresnillo PLC	329	3,198
Netherlands-1.50%
Aalberts N.V.	236	6,471
Accell Group N.V.(a)	104	2,528
AMG Advanced Metallurgical Group N.V.	77	1,290
Arcadis N.V.(a)	384	6,578
BE Semiconductor Industries N.V.	151	5,765
Boskalis Westminster(a)	346	6,404
Corbion N.V.	220	8,088
Euronext N.V.(c)	95	8,760
Fugro N.V., CVA(a)(b)	572	2,162
Heijmans N.V., CVA(a)	302	2,053
Intertrust N.V.(c)	251	3,970
OCI N.V.(a)	125	1,411
PostNL N.V.	1,228	1,827
TKH Group N.V., CVA	97	3,425
TomTom N.V.(a)	140	1,187
		61,919
New Zealand-0.85%
Air New Zealand Ltd.	3,874	3,287
Fisher & Paykel Healthcare Corp. Ltd.	572	10,619
Genesis Energy Ltd.	3,051	5,385
Meridian Energy Ltd.	3,269	9,615
SKY Network Television Ltd.	6,436	598
SKY Network Television Ltd., Rts. expiring 07/31/20(a)	18,213	338
SKYCITY Entertainment Group Ltd.	2,090	3,158
Z Energy Ltd.	1,325	2,314
		35,314
Norway-0.87%
Aker ASA, Class A(a)	101	3,047
Atea ASA	612	6,472
Austevoll Seafood ASA	441	3,362
BW Offshore Ltd.(a)	969	3,194
DNO ASA	1,113	576
Frontline Ltd.	255	2,288
Norwegian Air Shuttle ASA(a)	536	207
Odfjell Drilling Ltd.(a)	1,311	1,330
PGS ASA(a)	2,583	840
Schibsted ASA, Class A(a)	256	6,347
TGS NOPEC Geophysical Co. ASA	279	3,975
TOMRA Systems ASA	116	4,166
		35,804
Portugal-0.22%
Mota-Engil SGPS S.A.	849	1,084
Navigator Co. S.A. (The)	958	2,372
NOS, SGPS S.A.	897	3,694
Semapa-Sociedade de Investimento e Gestao	230	2,121
		9,271
Russia-0.23%
Highland Gold Mining Ltd.	857	2,751
Petropavlovsk PLC(a)	21,428	6,596
		9,347

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Singapore-0.68%
Accordia Golf Trust	8,626	$3,692
China Aviation Oil Singapore Corp. Ltd.	5,594	4,314
Singapore Exchange Ltd.	1,333	7,809
Singapore Post Ltd.	4,926	2,684
StarHub Ltd.	2,985	2,872
Venture Corp. Ltd.	632	6,842
		28,213
South Africa-0.01%
Petra Diamonds Ltd.(a)	9,447	222
South Korea-8.73%
Able C&C Co. Ltd.(a)	100	743
AK Holdings, Inc.	86	1,507
Amorepacific Corp.	53	6,976
Amorepacific Group	113	5,274
Asiana Airlines, Inc.(a)	1,097	3,583
Celltrion, Inc.(a)	29	4,999
Chabiotech Co. Ltd.(a)	101	1,651
CJ CGV Co. Ltd.(a)	81	1,514
CJ ENM Co. Ltd.	23	2,247
CJ Logistics Corp.(a)	38	4,940
CLIO Cosmetics Co. Ltd.	41	702
Coreana Cosmetics Co. Ltd.	720	2,732
COSON Co. Ltd.(a)	233	995
Cuckoo Holdings Co. Ltd.	9	629
Dae Hwa Pharmaceutical Co. Ltd.	145	1,276
Daesang Holdings Co. Ltd.	868	5,376
Daewoo Engineering & Construction Co. Ltd.(a)	1,754	5,424
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	150	2,640
DB HiTek Co. Ltd.	194	4,480
Dongkuk Steel Mill Co. Ltd.(a)	1,251	4,308
Dongwha Pharm Co. Ltd.	435	4,057
Dongwon F&B Co. Ltd.	10	1,583
Doosan Bobcat, Inc.	262	5,014
Doosan Infracore Co. Ltd.(a)	1,381	5,799
DY Corp.	592	1,943
E1 Corp.	84	2,418
Eugene Corp.	377	1,212
Fila Holdings Corp.	40	1,242
Grand Korea Leisure Co. Ltd.	151	1,817
Gravity Co. Ltd., ADR	18	913
GS Global Corp.	1,359	1,876
GS Home Shopping, Inc.	18	1,734
GS Retail Co. Ltd.	163	5,607
Halla Corp.(a)	677	1,700
Hana Tour Service, Inc.	42	1,377
Hanjin Kal Corp.	63	4,390
Hanjin Transportation Co. Ltd.	57	2,472
Hanon Systems	477	3,751
Hansol Holdings Co. Ltd.(a)	2,922	7,208
Hansol Technics Co. Ltd.(a)	341	2,004
Hanwha Aerospace Co. Ltd.(a)	194	3,807
Hanwha General Insurance Co. Ltd.(a)	1,692	3,149
Hanyang Eng Co. Ltd.	182	1,536
HDC Holdings Co. Ltd.	517	3,966
Hite Jinro Co. Ltd.	250	7,267
HMM Co. Ltd.(a)	1,046	3,991
Hotel Shilla Co. Ltd.	38	2,430
Humax Co. Ltd.	352	905
Humedix Co. Ltd.	103	1,796
Hyundai Corp.	155	1,827
	Shares	Value
South Korea-(continued)
Hyundai Department Store Co. Ltd.	82	$4,238
Hyundai Elevator Co. Ltd.	32	1,636
Hyundai Greenfood Co. Ltd.	348	2,332
Hyundai Home Shopping Network Corp.	42	2,272
Hyundai Rotem Co. Ltd.(a)	156	1,984
Hyundai Wia Corp.	213	6,432
iMarketKorea, Inc.	354	3,058
Interpark Holdings Corp.	1,881	2,802
IS Dongseo Co. Ltd.	99	2,462
It’s Hanbul Co. Ltd.	56	635
JW Holdings Corp.	613	2,623
JW Shinyak Corp.	473	1,948
Kakao Corp.	49	10,426
Kangwon Land, Inc.	326	6,370
KCC Corp.	30	3,476
KEPCO Plant Service & Engineering Co. Ltd.	116	2,890
KH Vatec Co. Ltd.	150	2,519
Kolon Corp.	216	3,035
Kolon Industries, Inc.	163	4,370
Korea Aerospace Industries Ltd.	155	3,173
Korea Line Corp.(a)	93	1,299
Korea Petrochemical Ind Co. Ltd.	34	3,569
Kumho Industrial Co. Ltd.	128	714
Kumho Petrochemical Co. Ltd.	76	4,351
Kumho Tire Co., Inc.(a)	767	1,824
LF Corp.	192	2,101
LG Hausys Ltd.	94	5,176
LG Innotek Co. Ltd.	92	10,957
Lotte Chilsung Beverage Co. Ltd.	26	2,173
LOTTE Fine Chemical Co. Ltd.	92	2,812
Lotte Food Co. Ltd.	5	1,457
Lotte Non-Life Insurance Co. Ltd.(a)	1,881	2,529
LS Electric Co. Ltd.	85	3,126
Mando Corp.	217	4,670
Meritz Fire & Marine Insurance Co. Ltd.	458	5,381
NCSoft Corp.	17	10,844
NHN Corp.(a)	38	2,679
NICE Holdings Co. Ltd.	163	2,869
OCI Co. Ltd.(a)	109	3,468
Ottogi Corp.	4	1,780
Pan Ocean Co. Ltd.(a)	1,036	2,991
Paradise Co. Ltd.	129	1,510
Partron Co. Ltd.	165	1,139
POSCO Chemical Co. Ltd.	34	1,524
S&T Motiv Co. Ltd.	77	2,487
Sam Kwang Glass Co. Ltd.	54	1,280
Samchully Co. Ltd.	61	3,206
SAMPYO Cement Co. Ltd.	309	886
Samsung Engineering Co. Ltd.(a)	423	4,133
Samyang Holdings Corp.	55	2,567
Seah Besteel Corp.	237	1,860
Sejong Industrial Co. Ltd.	297	1,312
Seoul Semiconductor Co. Ltd.	184	2,065
SFA Engineering Corp.	84	2,401
SFA Semicon Co. Ltd.(a)	470	2,099
Shinsegae, Inc.	27	5,341
SK Discovery Co. Ltd.	226	5,173
SK Gas Ltd.	53	3,261
SKC Co. Ltd.	140	6,455
Ssangyong Cement Industrial Co. Ltd.	373	1,527
Sungwoo Hitech Co. Ltd.	1,270	2,943
Taekwang Industrial Co. Ltd.	1	597

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
South Korea-(continued)
Taeyoung Engineering & Construction Co. Ltd.	226	$2,829
Youngone Corp.	89	2,203
Yuhan Corp.	140	5,867
		360,903
Spain-1.10%
Acerinox S.A.	711	5,642
Almirall S.A.	179	2,359
Construcciones y Auxiliar de Ferrocarriles S.A.	132	4,559
Ence Energia y Celulosa S.A.	580	1,782
Euskaltel S.A.(c)	412	3,249
Grupo Catalana Occidente S.A.	171	3,861
Indra Sistemas S.A.(a)	598	4,623
Melia Hotels International S.A.	386	1,916
Pharma Mar S.A.(a)	412	2,830
Prosegur Cia de Seguridad S.A.	1,216	2,730
Sacyr S.A.	1,743	3,412
Tecnicas Reunidas S.A.(a)	165	2,570
Tubacex S.A.	983	1,218
Zardoya Otis S.A.	653	4,649
		45,400
Sweden-3.67%
AAK AB(a)	390	7,095
Axfood AB	396	8,872
Betsson AB	574	3,977
Bilia AB, Class A	577	4,708
BillerudKorsnas AB	668	9,103
Bravida Holding AB(a)(c)	673	6,495
Clas Ohlson AB, Class B	309	3,232
Dometic Group AB(a)(c)	698	6,110
Elekta AB, Class B	524	5,525
Fingerprint Cards AB, Class B(a)	1,036	2,140
Granges AB(a)	439	3,500
Hexpol AB(a)	719	5,370
Holmen AB, Class B	449	14,731
Indutrade AB(a)	210	8,009
Intrum AB(b)	186	3,063
JM AB	242	4,739
Loomis AB, Class B(a)	220	5,522
Lundin Energy AB	179	4,314
Mekonomen AB(a)(b)	208	1,380
New Wave Group AB, Class B(a)	395	1,199
Nibe Industrier AB, Class B(a)	627	13,914
Nobia AB(a)	794	3,568
Nobina AB(a)(c)	505	2,936
Nolato AB, Class B(a)	51	3,444
Ratos AB, Class B(a)	2,718	7,163
Saab AB, Class B(a)	203	4,899
SAS AB(a)	2,334	2,292
Thule Group AB(c)	200	4,583
		151,883
Switzerland-3.77%
ALSO Holding AG(a)	67	15,657
Ascom Holding AG(a)	238	1,712
Barry Callebaut AG	5	10,055
Bucher Industries AG	18	5,179
Burckhardt Compression Holding AG	12	2,463
Conzzeta AG	8	7,045
dormakaba Holding AG(a)	6	3,376
Emmi AG	10	8,640
Forbo Holding AG	1	1,428
	Shares	Value
Switzerland-(continued)
GAM Holding AG(a)	1,849	$4,584
Implenia AG	179	7,304
IWG PLC	1,725	6,308
Kudelski S.A., BR	437	1,374
Logitech International S.A.	228	13,452
Meyer Burger Technology AG(a)	1,852	336
Mobilezone Holding AG	299	2,540
OC Oerlikon Corp. AG	590	4,793
Schmolz + Bickenbach AG(a)(b)	6,931	1,232
Schweiter Technologies AG, BR	4	4,605
SFS Group AG	83	7,490
Siegfried Holding AG	12	4,981
Sulzer AG	75	5,937
Sunrise Communications Group AG(a)(c)	108	9,078
Tecan Group AG, Class R	20	6,987
Temenos AG	38	5,803
Valora Holding AG(a)	17	3,468
Vifor Pharma AG	65	9,885
		155,712
Taiwan-0.09%
Silicon Motion Technology Corp., ADR	86	3,876
Ukraine-0.05%
Ferrexpo PLC	972	2,114
United Arab Emirates-0.00%
NMC Health PLC(d)	247	0
United Kingdom-8.59%
888 Holdings PLC	1,695	3,219
Abcam PLC	174	3,237
AO World PLC(a)	1,148	1,939
Ashmore Group PLC	1,003	5,315
ASOS PLC(a)	54	2,000
B&M European Value Retail S.A.	1,522	7,333
Bodycote PLC	652	4,877
Cairn Energy PLC(a)	1,790	2,771
Card Factory PLC	1,519	688
Chemring Group PLC	1,821	4,852
Cineworld Group PLC(b)	1,220	1,273
Coats Group PLC	2,192	1,461
Computacenter PLC	399	7,912
ConvaTec Group PLC(c)	3,777	9,470
Costain Group PLC	1,239	1,179
Countrywide PLC(a)	673	522
Crest Nicholson Holdings PLC	1,027	3,367
Dart Group PLC	314	3,424
Debenhams PLC(a)(d)	10,288	0
Dechra Pharmaceuticals PLC	84	2,889
Dialog Semiconductor PLC(a)	164	6,480
Dignity PLC(b)	232	677
Diploma PLC	225	5,090
Domino’s Pizza Group PLC	1,058	4,704
Dunelm Group PLC	262	3,453
Electrocomponents PLC	892	7,008
Elementis PLC	2,150	1,769
EnQuest PLC(a)	17,782	2,598
Essentra PLC	1,241	4,465
Frasers Group PLC(a)	1,264	4,791
Galliford Try Holdings PLC	1,038	1,503
Games Workshop Group PLC	32	3,149
Genus PLC	106	4,571
Go-Ahead Group PLC (The)	357	4,811
Greggs PLC	191	4,364

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
United Kingdom-(continued)
GVC Holdings PLC	712	$6,979
Halfords Group PLC	1,574	3,565
Halma PLC	311	8,959
Hargreaves Lansdown PLC(b)	171	3,876
Hill & Smith Holdings PLC	210	3,313
HomeServe PLC	431	6,911
Howden Joinery Group PLC	1,242	9,053
Hunting PLC	495	1,023
Indivior PLC(a)	9,109	6,954
International Personal Finance PLC	1,895	993
J D Wetherspoon PLC	365	5,131
JD Sports Fashion PLC	452	3,679
John Menzies PLC	691	948
Keller Group PLC	639	5,032
Lookers PLC	6,514	2,021
Luxfer Holdings PLC	106	1,483
Marshalls PLC	458	3,680
Mitchells & Butlers PLC(a)	1,405	3,144
Mitie Group PLC	3,203	2,792
Moneysupermarket.com Group PLC	864	3,660
Morgan Advanced Materials PLC	1,642	4,324
Morgan Sindall Group PLC	388	5,852
N Brown Group PLC	1,076	293
National Express Group PLC	1,701	4,559
Ocado Group PLC(a)	150	4,063
Pendragon PLC	25,894	2,628
Pets at Home Group PLC	2,474	6,980
Polypipe Group PLC	638	3,407
Premier Oil PLC(a)(b)	5,257	1,735
Provident Financial PLC	998	2,418
PZ Cussons PLC	2,133	4,657
QinetiQ Group PLC	1,804	6,579
Redrow PLC	738	4,275
Restaurant Group PLC (The)(b)	2,175	1,640
Rightmove PLC	1,090	7,902
Rotork PLC	1,435	4,716
Senior PLC	1,768	1,355
Serco Group PLC(a)	3,773	5,915
SIG PLC	3,579	1,292
Spectris PLC	263	8,337
Spirax-Sarco Engineering PLC	46	5,613
Spire Healthcare Group PLC(c)	3,388	3,979
Spirent Communications PLC	1,408	4,326
SSP Group PLC	928	3,201
	Shares	Value
United Kingdom-(continued)
Staffline Group PLC	522	$194
Stagecoach Group PLC	4,211	3,524
Stobart Group Ltd.	1,792	1,148
Superdry PLC	358	587
Synthomer PLC	980	3,836
TalkTalk Telecom Group PLC	3,109	3,484
Ted Baker PLC(b)	135	256
Telecom Plus PLC	194	3,482
Ultra Electronics Holdings PLC	236	5,762
Vesuvius PLC	1,111	5,057
Victrex PLC	169	4,258
Vistry Group PLC	1,075	10,160
WH Smith PLC	247	3,246
		355,397
United States-0.59%
Altisource Portfolio Solutions S.A.(a)	186	2,647
Caesarstone Ltd.	221	2,462
Core Laboratories N.V.	130	2,629
CyberArk Software Ltd.(a)	42	4,359
Ferroglobe PLC(a)	3,010	2,142
Frank’s International N.V.(a)	487	1,096
IMAX Corp.(a)	278	3,505
Playa Hotels & Resorts N.V.(a)	591	1,542
Wright Medical Group N.V.(a)	132	3,900
		24,282
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.65% (Cost $4,890,068)		4,079,187
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.42%
Invesco Private Government Fund, 0.02%(e)(f)(g) (Cost $58,802)	58,802	58,802
TOTAL INVESTMENTS IN SECURITIES-100.07% (Cost $4,948,870)		4,137,989
OTHER ASSETS LESS LIABILITIES-(0.07)%		(3,006)
NET ASSETS-100.00%		$4,134,983

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)—(continued)
May 31, 2020
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CVA-Dutch Certificates
Rts.-Rights
SDR-Swedish Depository Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $92,589, which represented 2.24% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$23,033	$302,360	$(325,393)	$-	$-	$-	$174
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	204,267	1,144,457	(1,348,724)	-	-	-	2,969
Invesco Liquid Assets Portfolio, Institutional Class*	68,089	316,050	(384,103)	(1)	(35)	-	337
Invesco Private Government Fund	-	1,007,250	(948,448)	-	-	58,802	3
Total	$295,389	$2,770,117	$(3,006,668)	$(1)	$(35)	$58,802	$3,483

*	At May 31, 2020, this security was no longer held.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco RAFITM Strategic Emerging Markets ETF (ISEM)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.19%
Brazil-6.12%
Banco Bradesco S.A., Preference Shares	55,897	$195,034
BB Seguridade Participacoes S.A.	2,387	11,111
Braskem S.A., Class A, Preference Shares	3,407	17,402
BRF S.A.(a)	5,507	23,453
CCR S.A.	5,926	16,039
Cia de Saneamento Basico do Estado de Sao Paulo	1,634	16,343
Cia de Saneamento do Parana, Preference Shares	9,500	9,306
Cia Energetica de Minas Gerais, Preference Shares	8,652	17,205
Cia Energetica de Sao Paulo, Class B, Preference Shares	2,200	11,573
Cia Siderurgica Nacional S.A.	3,018	5,735
Cielo S.A.	11,042	8,315
Cogna Educacao	9,843	9,533
Cosan Ltd., Class A(a)	5,251	67,108
Cosan S.A.	1,173	14,222
EDP - Energias do Brasil S.A.	2,333	7,590
Embraer S.A.(a)	5,800	7,636
Equatorial Energia S.A.	2,765	10,208
Gerdau S.A., Preference Shares	15,109	37,361
Hypera S.A.	1,231	7,303
Lojas Americanas S.A., Preference Shares	2,686	13,971
Lojas Renner S.A.	1,101	7,815
Metalurgica Gerdau S.A., Preference Shares	26,500	30,105
Oi S.A.(a)	82,553	11,400
Petroleo Brasileiro S.A., Preference Shares	76,161	285,230
Telefonica Brasil S.A., Preference Shares	4,643	40,300
TIM Participacoes S.A.	5,937	14,889
Ultrapar Participacoes S.A.	8,407	26,501
Usinas Siderurgicas de Minas Gerais S.A., Class A, Preference Shares	7,497	8,489
Vale S.A.	18,073	176,367
		1,107,544
Canada-0.08%
Atlas Corp.	2,056	14,577
Chile-0.51%
Embotelladora Andina S.A., Class B, Preference Shares	2,731	6,515
Empresas COPEC S.A.	2,210	13,861
Enel Americas S.A.	247,677	35,835
Enel Chile S.A.	167,659	12,491
Falabella S.A.	2,650	6,138
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	733	17,887
		92,727
China-58.67%
58.com, Inc., ADR(a)	607	29,142
AAC Technologies Holdings, Inc.	2,749	14,116
Agile Group Holdings Ltd.	9,669	9,942
Air China Ltd., H Shares	42,565	25,481
Alibaba Group Holding Ltd., ADR(a)	6,825	1,415,437
Aluminum Corp. of China Ltd., H Shares(a)	170,330	31,425
Angang Steel Co. Ltd., H Shares	36,445	8,793
Anhui Conch Cement Co. Ltd., H Shares	15,603	116,856
Autohome, Inc., ADR	152	11,693
BAIC Motor Corp. Ltd., H Shares(b)	94,071	37,866
Baidu, Inc., ADR(a)	1,789	190,618
BBMG Corp., H Shares	115,372	23,965
	Shares	Value
China-(continued)
Beijing Capital International Airport Co. Ltd., H Shares	20,897	$13,022
Beijing Enterprises Holdings Ltd.	3,986	13,242
BEST, Inc., ADR(a)	4,020	20,824
BYD Co. Ltd., H Shares	5,373	30,154
CGN Power Co. Ltd., H Shares(b)	86,258	19,809
China BlueChemical Ltd., H Shares	35,470	5,491
China Coal Energy Co. Ltd., H Shares	80,913	19,417
China Communications Construction Co. Ltd., H Shares	76,370	48,575
China Communications Services Corp. Ltd., H Shares	20,730	13,720
China Conch Venture Holdings Ltd.	3,024	13,577
China Datang Corp. Renewable Power Co. Ltd., H Shares	97,340	8,163
China Eastern Airlines Corp. Ltd., H Shares(a)	38,390	12,977
China Gas Holdings Ltd.	2,920	10,209
China International Marine Containers Group Co. Ltd., H Shares	10,281	7,932
China Jinmao Holdings Group Ltd.	19,898	13,760
China Life Insurance Co. Ltd.(a)	64,228	44,387
China Life Insurance Co. Ltd., H Shares	93,006	174,229
China Longyuan Power Group Corp. Ltd., H Shares	61,180	29,757
China Machinery Engineering Corp., H Shares	43,802	10,398
China Mengniu Dairy Co. Ltd.(a)	5,913	21,131
China Mobile Ltd.	37,955	264,916
China Molybdenum Co. Ltd., H Shares	82,943	25,468
China National Building Material Co. Ltd., H Shares	98,293	110,328
China Oilfield Services Ltd., H Shares	37,440	32,557
China Overseas Land & Investment Ltd.	12,350	37,603
China Pacific Insurance (Group) Co. Ltd., H Shares	93,349	256,526
China Petroleum & Chemical Corp., H Shares	1,741,247	806,486
China Power International Development Ltd.	57,244	12,555
China Railway Construction Corp. Ltd., H Shares	228,701	204,477
China Railway Group Ltd., H Shares	330,265	180,238
China Railway Signal & Communication Corp. Ltd., H Shares(a)(b)	32,915	14,523
China Reinsurance Group Corp., H Shares	394,711	41,248
China Resources Beer Holdings Co. Ltd.	3,675	19,463
China Resources Cement Holdings Ltd.	11,365	14,267
China Resources Gas Group Ltd.	2,231	12,161
China Resources Land Ltd.	8,490	33,463
China Resources Pharmaceutical Group Ltd.(b)	10,946	5,960
China Resources Power Holdings Co. Ltd.	23,457	27,176
China Shenhua Energy Co. Ltd., H Shares	198,019	361,753
China Southern Airlines Co. Ltd., H Shares	52,978	21,735
China Taiping Insurance Holdings Co. Ltd.	22,467	33,334
China Telecom Corp. Ltd., H Shares	147,772	48,997
China Unicom Hong Kong Ltd.	61,059	35,370
China Vanke Co. Ltd., H Shares	69,064	224,095
China Yuchai International Ltd.	614	7,589
Chongqing Iron & Steel Co. Ltd., H Shares(a)	67,798	5,860
CIFI Holdings Group Co. Ltd.	15,830	11,376
CNOOC Ltd.	96,655	107,616
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	33,394	16,501
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	96,293	24,350
COSCO SHIPPING Ports Ltd.	13,655	6,818
Country Garden Holdings Co. Ltd.	32,755	40,484

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
China-(continued)
CRRC Corp. Ltd., H Shares	161,095	$75,237
CSPC Pharmaceutical Group Ltd.	5,400	10,576
Datang International Power Generation Co. Ltd., H Shares	132,350	17,758
Dongfang Electric Corp. Ltd., H Shares	34,007	16,541
Dongfeng Motor Group Co. Ltd., H Shares	93,965	58,918
ENN Energy Holdings Ltd.	2,326	27,128
FIH Mobile Ltd.(a)	86,346	10,137
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	8,620	18,906
GCL-Poly Energy Holdings Ltd.(a)	206,049	5,928
Geely Automobile Holdings Ltd.	15,328	20,962
GOME Retail Holdings Ltd.(a)	116,415	14,419
Great Wall Motor Co. Ltd., H Shares	87,050	55,143
Guangdong Investment Ltd.	7,236	14,246
Guangshen Railway Co. Ltd., H Shares	60,629	11,498
Guangzhou Automobile Group Co. Ltd., H Shares	55,164	45,335
Guangzhou R&F Properties Co. Ltd., H Shares	26,848	33,149
Haier Electronics Group Co. Ltd.	5,514	15,366
Harbin Electric Co. Ltd., H Shares(a)	28,406	7,366
Hengan International Group Co. Ltd.	2,109	17,224
Hisense Home Appliances Group Co. Ltd., H Shares	6,605	8,053
Hollysys Automation Technologies Ltd.	574	7,169
Huadian Fuxin Energy Corp. Ltd., H Shares	121,662	23,701
Huadian Power International Corp. Ltd., H Shares	171,612	52,695
Huaneng Power International, Inc., H Shares	198,952	73,924
JD.com, Inc., ADR(a)	13,106	712,049
Jiangsu Expressway Co. Ltd., H Shares	23,757	27,984
Jiangxi Copper Co. Ltd., H Shares	51,223	46,921
JinkoSolar Holding Co. Ltd., ADR(a)(c)	1,271	20,095
JOYY, Inc., ADR(a)	390	23,810
Kingboard Holdings Ltd.	6,839	16,500
Kunlun Energy Co. Ltd.	26,339	16,141
Legend Holdings Corp., H Shares(b)	15,305	18,522
Lenovo Group Ltd.	73,674	40,016
Longfor Group Holdings Ltd.(b)	4,872	22,063
Maanshan Iron & Steel Co. Ltd., H Shares	49,924	14,299
Metallurgical Corp. of China Ltd., H Shares	215,605	33,380
Momo, Inc., ADR	1,034	20,060
NetEase, Inc., ADR	405	155,074
New China Life Insurance Co. Ltd., H Shares	23,745	73,830
New Oriental Education & Technology Group, Inc., ADR(a)	331	39,707
Peoples Insurance Co. Group of China Ltd. (The), H Shares	533,705	160,435
PetroChina Co. Ltd., H Shares	2,772,007	951,302
PICC Property & Casualty Co. Ltd., H Shares	196,320	169,953
Ping An Insurance (Group) Co. of China Ltd., H Shares	60,547	597,580
Qingdao Port International Co. Ltd., H Shares(b)	18,035	9,819
Qinhuangdao Port Co. Ltd., H Shares	70,718	11,131
Qudian, Inc., ADR(a)(c)	2,639	3,959
Red Star Macalline Group Corp. Ltd., H Shares(b)	25,302	15,375
Semiconductor Manufacturing International Corp.(a)	16,071	34,916
Shandong Chenming Paper Holdings Ltd., H Shares	35,092	12,767
Shanghai Electric Group Co. Ltd., H Shares	125,965	34,778
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	5,913	18,767
Shanghai Industrial Holdings Ltd.	4,500	7,002
	Shares	Value
China-(continued)
Shanghai Industrial Urban Development Group Ltd.	4,500	$412
Shanghai Jin Jiang Capital Co. Ltd., H Shares	55,797	10,222
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	22,585	35,723
Shenzhen Expressway Co. Ltd., H Shares	12,744	12,890
Shimao Property Holdings Ltd.	6,574	27,310
SINA Corp.(a)	595	18,629
Sinopec Engineering Group Co. Ltd., H Shares	36,748	15,408
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	95,271	23,477
Sinopharm Group Co. Ltd., H Shares	24,024	59,076
Sinotrans Ltd., H Shares	70,174	14,486
Sogou, Inc., ADR(a)(c)	2,289	7,302
Sohu.com Ltd., ADR(a)	762	5,105
Sun Art Retail Group Ltd.	13,339	20,410
Sunac China Holdings Ltd.	4,950	20,723
TAL Education Group, ADR(a)	578	32,634
Tencent Holdings Ltd.	3,738	197,920
Tingyi Cayman Islands Holding Corp.	7,701	13,234
TravelSky Technology Ltd., H Shares	6,063	12,171
Trip.com Group Ltd., ADR(a)	3,134	83,270
Tsingtao Brewery Co. Ltd., H Shares	1,768	12,238
Vipshop Holdings Ltd., ADR(a)	8,230	142,708
Want Want China Holdings Ltd.	16,232	11,665
Weibo Corp., ADR(a)	357	10,985
Weichai Power Co. Ltd., H Shares	38,031	65,846
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	20,532	18,490
Xinyuan Real Estate Co. Ltd., ADR	4,245	10,528
Yangzijiang Shipbuilding Holdings Ltd.	15,211	10,116
Yanzhou Coal Mining Co. Ltd., H Shares	42,669	32,589
Yuexiu Property Co. Ltd.	46,261	8,296
Zhengqi Financial Holding Corp., Rts., TBA(a)(d)	1,142	0
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	2,920	7,553
Zijin Mining Group Co. Ltd., H Shares	169,177	67,662
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	37,439	30,672
ZTE Corp., H Shares(a)	15,086	38,148
ZTO Express Cayman, Inc., ADR	3,062	99,882
		10,618,795
Colombia-0.08%
Grupo Argos S.A.	2,684	6,289
Grupo de Inversiones Suramericana S.A.	1,848	9,059
		15,348
Czech Republic-0.13%
CEZ A.S.	1,183	23,244
Greece-0.53%
Hellenic Telecommunications Organization S.A.	984	13,857
Motor Oil Hellas Corinth Refineries S.A.	562	9,377
OPAP S.A.	1,204	11,250
Public Power Corp. S.A.(a)	11,366	42,733
Star Bulk Carriers Corp.	1,544	7,859
Tsakos Energy Navigation Ltd.	3,888	10,381
		95,457
Hong Kong-0.12%
Nine Dragons Paper Holdings Ltd.	12,511	10,944
Yue Yuen Industrial Holdings Ltd.	7,807	11,180
		22,124

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Hungary-0.18%
Gedeon Richter PLC	592	$12,948
MOL Hungarian Oil & Gas PLC	3,003	19,000
		31,948
India-2.66%
Dr. Reddy’s Laboratories Ltd., ADR	610	32,598
Infosys Ltd., ADR	31,177	283,711
Reliance Infrastructure Ltd., GDR(a)(b)	2,558	1,433
Tata Motors Ltd., ADR(a)	6,585	37,600
Tata Steel Ltd., GDR(b)	7,535	29,010
Vedanta Ltd., ADR	17,832	87,020
WNS (Holdings) Ltd., ADR(a)	207	10,006
		481,378
Indonesia-0.61%
PT Adaro Energy Tbk	134,300	10,111
PT Astra International Tbk	82,167	26,827
PT Indofood Sukses Makmur Tbk	28,371	11,166
PT Perusahaan Gas Negara Tbk	93,523	5,505
PT Semen Indonesia (Persero) Tbk	11,437	7,672
PT Telekomunikasi Indonesia (Persero) Tbk	186,160	40,137
PT United Tractors Tbk	7,706	8,281
		109,699
Malaysia-1.29%
Axiata Group Bhd.	22,702	19,843
Genting Bhd.	16,482	15,164
Genting Malaysia Bhd.	16,000	8,538
IHH Healthcare Bhd.	6,599	8,242
IOI Corp. Bhd.	10,200	10,675
Kuala Lumpur Kepong Bhd.	1,700	8,618
Maxis Bhd.	8,839	10,735
MISC Bhd.	9,132	17,434
Petronas Chemicals Group Bhd.	8,512	12,335
Petronas Gas Bhd.	2,743	11,988
Sime Darby Bhd.	96,622	46,450
Telekom Malaysia Bhd.	18,174	17,683
Tenaga Nasional Bhd.	17,598	45,579
		233,284
Mexico-2.61%
Arca Continental S.A.B. de C.V.	2,633	11,768
Cemex S.A.B. de C.V., ADR	30,397	72,953
Coca-Cola FEMSA S.A.B. de C.V., ADR	1,683	73,682
El Puerto de Liverpool S.A.B. de C.V., Series C1	4,870	12,209
Fomento Economico Mexicano, S.A.B. de C.V., ADR	2,470	167,244
Grupo Bimbo S.A.B. de C.V., Series A	7,840	12,283
Grupo Financiero Banorte S.A.B. de C.V., Class O	5,350	16,258
Grupo Financiero Inbursa S.A.B. de C.V., Class O	9,250	6,353
Grupo Televisa S.A.B., ADR(a)	5,227	30,839
Industrias Penoles S.A.B. de C.V.	764	7,280
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	8,300	12,910
Orbia Advance Corp. S.A.B. de C.V.	5,978	8,790
Wal-Mart de Mexico S.A.B. de C.V., Series V	15,666	39,183
		471,752
Peru-0.12%
Cia de Minas Buenaventura S.A.A., ADR	2,263	17,765
Nexa Resourses S.A.(c)	971	3,913
		21,678
Philippines-0.05%
Ayala Corp.	643	9,495
	Shares	Value
Poland-0.89%
Enea S.A.(a)	4,720	$6,902
Energa S.A.	4,379	8,639
Grupa Lotos S.A.	544	8,089
KGHM Polska Miedz S.A.(a)	1,033	22,258
Orange Polska S.A.(a)	8,943	14,562
PGE Polska Grupa Energetyczna S.A.(a)	11,962	14,447
Polski Koncern Naftowy ORLEN S.A.	2,778	46,316
Polskie Gornictwo Naftowe i Gazownictwo S.A.	12,203	12,812
Powszechny Zaklad Ubezpieczen S.A.	3,664	27,305
		161,330
Russia-6.27%
Alrosa PJSC	15,546	14,525
Federal Grid Co. Unified Energy System PJSC	3,528,358	9,167
Gazprom PJSC	137,452	389,058
Inter RAO UES PJSC	323,638	22,651
LUKOIL PJSC	3,401	252,398
Magnit PJSC	733	38,808
MMC Norilsk Nickel PJSC	255	79,812
Mobile TeleSystems PJSC	7,790	35,288
Novatek PJSC	1,100	16,033
QIWI PLC, ADR	645	8,994
Rosneft Oil Co. PJSC	24,867	132,429
RusHydro PJSC	1,121,768	11,003
Severstal PAO	1,050	13,892
Sistema PJSFC	172,501	37,361
Tatneft PJSC	6,534	49,208
Transneft PJSC, Preference Shares	13	23,758
		1,134,385
South Africa-1.77%
AngloGold Ashanti Ltd.	1,560	37,563
Aspen Pharmacare Holdings Ltd.(a)	2,123	16,821
Barloworld Ltd.	1,695	6,470
Bid Corp. Ltd.	1,260	17,603
Bidvest Group Ltd. (The)	1,983	17,080
DataTec Ltd.	4,581	6,639
Discovery Ltd.	1,339	7,462
Exxaro Resources Ltd.	1,524	10,713
FirstRand Ltd.	9,863	22,451
Foschini Group Ltd. (The)	796	2,820
Gold Fields Ltd.	4,533	35,252
Impala Platinum Holdings Ltd.	2,855	18,961
Life Healthcare Group Holdings Ltd.	5,450	5,660
Momentum Metropolitan Holdings	11,638	11,381
Mr Price Group Ltd.	716	5,280
Netcare Ltd.	6,823	5,507
Pick n Pay Stores Ltd.	2,107	6,369
Remgro Ltd.	2,071	16,324
Sappi Ltd.(a)	4,461	6,410
Sasol Ltd.(a)	4,007	20,570
Shoprite Holdings Ltd.	2,070	12,149
SPAR Group Ltd. (The)	1,156	11,488
Tiger Brands Ltd.	731	6,510
Truworths International Ltd.	1,967	3,496
Woolworths Holdings Ltd.	5,926	9,721
		320,700
Taiwan-14.14%
Acer, Inc.	32,169	17,518
Asia Cement Corp.	12,028	17,446
Asustek Computer, Inc.	7,188	50,394
AU Optronics Corp.	184,784	46,650

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Taiwan-(continued)
Catcher Technology Co. Ltd.	4,601	$33,406
Chailease Holding Co. Ltd.	2,790	10,825
Cheng Shin Rubber Industry Co. Ltd.	15,108	16,504
Chicony Electronics Co. Ltd.	3,908	11,194
China Airlines Ltd.	35,401	9,668
China Development Financial Holding Corp.	137,439	41,609
China Steel Corp.	77,512	51,115
Chunghwa Telecom Co. Ltd.	14,824	54,556
Compal Electronics, Inc.	95,252	60,593
Delta Electronics, Inc.	7,427	34,136
Eva Airways Corp.	19,716	7,223
Far Eastern New Century Corp.	22,520	20,176
Far EasTone Telecommunications Co. Ltd.	6,180	13,317
Formosa Chemicals & Fibre Corp.	14,552	34,896
Formosa Plastics Corp.	14,272	39,453
Foxconn Technology Co. Ltd.	8,653	15,534
Hon Hai Precision Industry Co. Ltd.	152,047	383,852
Hotai Motor Co. Ltd.	922	16,459
Innolux Corp.	234,264	48,530
Inventec Corp.	33,325	27,082
Largan Precision Co. Ltd.	213	27,206
Lite-On Technology Corp.	19,514	31,261
MediaTek, Inc.	6,073	93,649
Mercuries & Associates Holding Ltd.	26,108	19,217
Mercuries Life Insurance Co. Ltd.(a)	57,539	17,631
Micro-Star International Co. Ltd.	3,710	12,480
Nan Ya Plastics Corp.	23,322	48,858
Nanya Technology Corp.	5,468	10,890
Novatek Microelectronics Corp.	2,218	15,144
Pegatron Corp.	43,563	93,582
Pou Chen Corp.	19,628	19,318
Powertech Technology, Inc.	5,877	18,987
President Chain Store Corp.	2,192	21,573
Qisda Corp.	15,000	8,293
Quanta Computer, Inc.	29,601	69,012
Radiant Opto-Electronics Corp.	2,338	8,020
Sino-American Silicon Products, Inc.	3,234	9,457
Synnex Technology International Corp.	17,879	26,439
Taiwan Cement Corp.	21,744	30,815
Taiwan Mobile Co. Ltd.	4,804	17,200
Taiwan Semiconductor Manufacturing Co. Ltd.	61,544	598,530
Teco Electric and Machinery Co. Ltd.	13,556	12,732
TPK Holding Co. Ltd.(a)	6,240	8,812
Unimicron Technology Corp.	10,061	13,437
Uni-President Enterprises Corp.	20,385	49,426
United Microelectronics Corp.	120,715	62,116
Walsin Lihwa Corp.	27,141	12,565
Wistron Corp.	66,010	62,877
WPG Holdings Ltd.	24,406	31,905
WT Microelectronics Co. Ltd.	8,128	10,124
Yageo Corp.	1,699	20,965
Zhen Ding Technology Holding Ltd.	3,708	14,758
		2,559,415
	Shares	Value
Thailand-1.23%
Advanced Info Service PCL, NVDR	2,570	$15,553
Airports of Thailand PCL, NVDR	3,890	7,582
Charoen Pokphand Foods PCL, NVDR	20,058	19,863
CP ALL PCL, NVDR(a)	8,419	18,659
Indorama Ventures PCL, NVDR	6,806	6,098
IRPC PCL, NVDR	80,762	6,855
PTT Exploration & Production PCL, NVDR	7,077	18,688
PTT Global Chemical PCL, NVDR	13,440	18,168
PTT PCL, NVDR	64,012	71,437
Siam Cement PCL (The), NVDR	1,388	14,966
Star Petroleum Refining PCL, NVDR	27,982	5,938
Thai Beverage PCL	19,532	8,706
Thai Oil PCL, NVDR	7,807	10,553
		223,066
Turkey-0.95%
BIM Birlesik Magazalar A.S.	2,336	22,293
Eregli Demir ve Celik Fabrikalari TAS	29,990	35,391
KOC Holding A.S.	14,081	33,316
Tupras-Turkiye Petrol Rafinerileri A.S.(a)	1,136	14,272
Turk Hava Yollari AO(a)	9,232	17,052
Turkcell Iletisim Hizmetleri A.S.	12,030	24,972
Turkiye Vakiflar Bankasi T.A.O., Class D(a)	36,033	24,563
		171,859
United States-0.18%
JBS S.A.	8,071	32,649
Total Common Stocks & Other Equity Interests (Cost $22,166,469)		17,952,454
Money Market Funds-0.12%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(e)(f) (Cost $22,077)	22,077	22,077
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.31% (Cost $22,188,546)		17,974,531
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.33%
Invesco Private Government Fund, 0.02%(e)(f)(g) (Cost $59,889)	59,889	59,889
TOTAL INVESTMENTS IN SECURITIES-99.64% (Cost $22,248,435)		18,034,420
OTHER ASSETS LESS LIABILITIES-0.36%		65,246
NET ASSETS-100.00%		$18,099,666

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
May 31, 2020
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
Rts.-Rights
TBA-To Be Announced

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $193,286, which represented 1.07% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valution Information.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$22,077	$-	$-	$-	$22,077	$-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	76,847	1,045,252	(1,122,099)	-	-	-	1,382
Invesco Liquid Assets Portfolio, Institutional Class*	25,616	286,507	(312,107)	-	(16)	-	191
Invesco Private Government Fund	-	278,892	(219,003)	-	-	59,889	1
Total	$102,463	$1,632,728	$(1,653,209)	$-	$(16)	$81,966	$1,574

*	At May 31, 2020, this security was no longer held.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco RAFITM Strategic US ETF (IUS)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-10.84%
Activision Blizzard, Inc.	2,626	$189,019
Alphabet, Inc., Class A(b)	2,030	2,910,046
Altice USA, Inc., Class A(b)	4,647	119,521
AMC Entertainment Holdings, Inc., Class A(c)	4,039	20,720
AT&T, Inc.	83,449	2,575,236
CenturyLink, Inc.	34,503	339,164
Charter Communications, Inc., Class A(b)	1,529	831,776
Comcast Corp., Class A	32,059	1,269,536
Discovery, Inc., Class A(b)(c)	3,938	85,651
DISH Network Corp., Class A(b)	3,760	119,004
Electronic Arts, Inc.(b)	1,110	136,397
Facebook, Inc., Class A(b)	8,433	1,898,184
IAC/InterActiveCorp.(b)	201	54,344
Interpublic Group of Cos., Inc. (The)	3,132	53,589
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	2,928	106,784
News Corp., Class A	8,283	101,467
Omnicom Group, Inc.	1,716	94,020
Take-Two Interactive Software, Inc.(b)	403	54,877
Telephone & Data Systems, Inc.	1,718	35,202
T-Mobile US, Inc.(b)	1,919	191,977
Twitter, Inc.(b)	1,516	46,951
Verizon Communications, Inc.	28,453	1,632,633
ViacomCBS, Inc., Class B	2,121	43,990
Walt Disney Co. (The)	7,145	838,108
		13,748,196
Consumer Discretionary-11.52%
Adient PLC(b)	4,747	80,746
Advance Auto Parts, Inc.	458	63,809
Amazon.com, Inc.(b)	627	1,531,366
American Axle & Manufacturing Holdings, Inc.(b)	3,736	26,563
Aptiv PLC	1,514	114,080
Aramark	2,627	68,013
AutoNation, Inc.(b)	2,121	83,737
AutoZone, Inc.(b)	124	142,335
Bed Bath & Beyond, Inc.(c)	5,051	36,721
Best Buy Co., Inc.	3,472	271,128
Booking Holdings, Inc.(b)	207	339,360
BorgWarner, Inc.	2,223	71,469
Brunswick Corp.	807	44,393
Burlington Stores, Inc.(b)	245	51,369
CarMax, Inc.(b)	1,312	115,522
Carnival Corp.	5,756	90,599
Chipotle Mexican Grill, Inc.(b)	61	61,239
Core-Mark Holding Co., Inc.	1,211	33,884
D.R. Horton, Inc.	2,402	132,831
Dana, Inc.	2,627	33,205
Darden Restaurants, Inc.	606	46,577
Dick’s Sporting Goods, Inc.	1,716	61,879
Dollar General Corp.	1,615	309,289
Dollar Tree, Inc.(b)	1,413	138,290
Domino’s Pizza, Inc.	133	51,317
eBay, Inc.	7,070	321,968
Expedia Group, Inc.	910	72,327
Foot Locker, Inc.	1,313	36,370
Ford Motor Co.	106,944	610,650
GameStop Corp., Class A(b)(c)	5,455	22,147
Gap, Inc. (The)	3,738	33,268
General Motors Co.	29,389	760,587
Gentex Corp.	2,122	56,106
Genuine Parts Co.	1,111	92,669
Goodyear Tire & Rubber Co. (The)	6,868	52,265
	Shares	Value
Consumer Discretionary-(continued)
Group 1 Automotive, Inc.	607	$38,205
H&R Block, Inc.	1,312	22,304
Hanesbrands, Inc.	2,726	26,878
Harley-Davidson, Inc.	2,020	43,107
Hasbro, Inc.	506	37,196
Hilton Worldwide Holdings, Inc.	1,313	104,134
Home Depot, Inc. (The)	5,517	1,370,864
Hyatt Hotels Corp., Class A	908	50,022
Kohl’s Corp.	2,424	46,589
L Brands, Inc.	3,536	57,248
Las Vegas Sands Corp.	2,121	101,681
Lear Corp.	1,110	117,716
Leggett & Platt, Inc.	1,009	30,865
Lennar Corp., Class A	2,785	168,381
Lithia Motors, Inc., Class A	405	48,839
LKQ Corp.(b)	2,525	69,337
Lowe’s Cos., Inc.	4,645	605,476
lululemon athletica, inc.(b)	202	60,619
Macy’s, Inc.	7,271	46,244
Marriott International, Inc., Class A	1,716	151,866
McDonald’s Corp.	2,384	444,187
MGM Resorts International	5,656	97,170
Mohawk Industries, Inc.(b)	575	53,590
Murphy USA, Inc.(b)	606	70,357
Newell Brands, Inc.	8,686	114,221
NIKE, Inc., Class B	5,682	560,132
Nordstrom, Inc.(c)	1,919	30,953
Norwegian Cruise Line Holdings Ltd.(b)(c)	1,718	26,904
NVR, Inc.(b)	19	61,211
Office Depot, Inc.	27,573	68,105
O’Reilly Automotive, Inc.(b)	364	151,875
Penske Automotive Group, Inc.	909	32,506
Polaris, Inc.	506	44,194
PulteGroup, Inc.	2,929	99,498
PVH Corp.	794	36,103
Qurate Retail, Inc., Class A(b)	9,191	75,688
Ralph Lauren Corp.	605	45,684
Ross Stores, Inc.	1,514	146,797
Royal Caribbean Cruises Ltd.	1,211	62,815
Service Corp. International	910	35,881
Signet Jewelers Ltd.(c)	3,839	40,501
Starbucks Corp.	7,578	591,008
Tapestry, Inc.	2,222	30,219
Target Corp.	7,373	901,939
Tenneco, Inc., Class A(b)	4,242	28,676
Tesla, Inc.(b)	303	253,005
Thor Industries, Inc.	807	69,563
Tiffany & Co.	685	87,769
TJX Cos., Inc. (The)	6,098	321,730
Toll Brothers, Inc.	1,718	55,509
Tractor Supply Co.	606	73,944
Ulta Beauty, Inc.(b)	201	49,046
Under Armour, Inc., Class A(b)(c)	1,415	12,381
Vail Resorts, Inc.	159	31,534
VF Corp.	1,510	84,711
Whirlpool Corp.	1,185	144,357
Williams-Sonoma, Inc.	909	75,638
Wyndham Destinations, Inc.	1,010	32,118
Wynn Resorts Ltd.	504	41,973
Yum China Holdings, Inc. (China)	1,716	79,519
Yum! Brands, Inc.	1,009	90,538
		14,609,198

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Consumer Staples-9.28%
Altria Group, Inc.	10,177	$397,412
Archer-Daniels-Midland Co.	6,161	242,189
Brown-Forman Corp., Class B	1,111	73,248
Bunge Ltd.	2,929	114,290
Campbell Soup Co.	1,371	69,894
Casey’s General Stores, Inc.	371	59,260
Church & Dwight Co., Inc.	708	53,150
Clorox Co. (The)	504	103,950
Coca-Cola Co. (The)	13,231	617,623
Colgate-Palmolive Co.	2,928	211,782
Conagra Brands, Inc.	3,434	119,469
Constellation Brands, Inc., Class A	807	139,369
Costco Wholesale Corp.	2,857	881,299
Estee Lauder Cos., Inc. (The), Class A	1,052	207,738
General Mills, Inc.	3,434	216,479
Herbalife Nutrition Ltd.(b)	1,112	48,750
Hershey Co. (The)	707	95,926
Hormel Foods Corp.	2,493	121,733
Ingredion, Inc.	706	59,466
JM Smucker Co. (The)	807	91,942
Kellogg Co.	2,019	131,861
Kimberly-Clark Corp.	1,514	214,140
Kraft Heinz Co. (The)	12,119	369,266
Kroger Co. (The)	24,283	792,111
McCormick & Co., Inc.	403	70,589
Molson Coors Beverage Co., Class B	2,526	95,887
Mondelez International, Inc., Class A	7,737	403,252
Monster Beverage Corp.(b)	1,009	72,557
PepsiCo, Inc.	5,323	700,241
Performance Food Group Co.(b)	1,617	43,093
Philip Morris International, Inc.	5,466	400,986
Post Holdings, Inc.(b)	504	43,878
Procter & Gamble Co. (The)	11,626	1,347,686
Rite Aid Corp.(b)(c)	7,575	99,460
Sysco Corp.	3,939	217,275
TreeHouse Foods, Inc.(b)	706	37,213
Tyson Foods, Inc., Class A	3,259	200,233
United Natural Foods, Inc.(b)	4,141	81,164
US Foods Holding Corp.(b)	2,827	54,109
Walgreens Boots Alliance, Inc.	15,119	649,210
Walmart, Inc.	14,633	1,815,370
		11,764,550
Energy-5.52%
Antero Resources Corp.(b)(c)	9,697	28,994
Apache Corp.	4,645	50,120
Baker Hughes Co., Class A	7,576	125,080
Cabot Oil & Gas Corp.	2,423	48,072
Cheniere Energy, Inc.(b)	807	35,791
Chesapeake Energy Corp.(b)(c)	86	1,119
Chevron Corp.	14,957	1,371,557
Cimarex Energy Co.	708	18,606
ConocoPhillips	9,961	420,155
CVR Energy, Inc.	909	18,544
Delek US Holdings, Inc.	1,516	29,820
Devon Energy Corp.	6,261	67,681
EOG Resources, Inc.	3,029	154,388
Exxon Mobil Corp.	38,240	1,738,773
Gulfport Energy Corp.(b)	5,151	7,778
Halliburton Co.	8,180	96,115
Helmerich & Payne, Inc.	909	18,298
Hess Corp.	1,903	90,335
HollyFrontier Corp.	2,827	88,909
	Shares	Value
Energy-(continued)
Marathon Oil Corp.	9,596	$51,243
Marathon Petroleum Corp.	12,206	428,919
Murphy Oil Corp.(c)	2,121	25,346
National Oilwell Varco, Inc.	4,443	55,404
Oasis Petroleum, Inc.(b)	6,234	2,871
Occidental Petroleum Corp.	7,618	98,653
ONEOK, Inc.	2,221	81,489
Parsley Energy, Inc., Class A	2,324	21,241
Patterson-UTI Energy, Inc.	3,635	13,413
PBF Energy, Inc., Class A	3,334	35,407
Peabody Energy Corp.	3,233	10,184
Phillips 66	8,932	699,018
Pioneer Natural Resources Co.	921	84,364
QEP Resources, Inc.	5,051	4,312
Range Resources Corp.(c)	6,261	37,503
Schlumberger Ltd.	12,672	234,052
Southwestern Energy Co.(b)	12,727	38,308
Targa Resources Corp.	2,626	46,979
Valero Energy Corp.	7,533	501,999
World Fuel Services Corp.	3,938	100,340
WPX Energy, Inc.(b)	3,332	18,893
		7,000,073
Financials-5.25%
Affiliated Managers Group, Inc.	708	47,167
AGNC Investment Corp.	7,071	91,499
Alleghany Corp.	119	61,059
Allstate Corp. (The)	4,525	442,590
American Express Co.	5,308	504,632
Arthur J. Gallagher & Co.	808	76,178
Berkshire Hathaway, Inc., Class B(b)	15,843	2,940,144
Cboe Global Markets, Inc.	404	43,010
Cincinnati Financial Corp.	909	53,585
Everest Re Group Ltd.	351	69,642
Fidelity National Financial, Inc.	1,818	57,994
First American Financial Corp.	910	45,946
Franklin Resources, Inc.	3,535	66,705
Hanover Insurance Group, Inc. (The)	400	40,140
Hartford Financial Services Group, Inc. (The)	3,534	135,317
INTL. FCStone, Inc.(b)	2,021	103,091
Lazard Ltd., Class A	1,516	40,720
Legg Mason, Inc.	1,414	70,460
LPL Financial Holdings, Inc.	506	36,123
Markel Corp.(b)	82	73,588
Marsh & McLennan Cos., Inc.	1,919	203,260
Moody’s Corp.	383	102,418
Mr Cooper Group, Inc.(b)(c)	4,343	48,424
MSCI, Inc.	201	66,099
Nasdaq, Inc.	619	73,327
Old Republic International Corp.	3,132	48,828
OneMain Holdings, Inc.	1,211	28,253
Progressive Corp. (The)	3,594	279,182
Raymond James Financial, Inc.	1,009	69,903
S&P Global, Inc.	664	215,813
Santander Consumer USA Holdings, Inc.(c)	2,222	36,730
T. Rowe Price Group, Inc.	1,111	134,320
Travelers Cos., Inc. (The)	2,490	266,380
W.R. Berkley Corp.	909	52,677
White Mountains Insurance Group Ltd.	37	33,876
		6,659,080
Health Care-16.84%
Abbott Laboratories	5,753	546,075

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
AbbVie, Inc.	10,753	$996,481
Agilent Technologies, Inc.	1,111	97,924
Alexion Pharmaceuticals, Inc.(b)	605	72,539
AmerisourceBergen Corp.	5,685	542,008
Amgen, Inc.	6,090	1,398,873
Anthem, Inc.	2,180	641,160
Baxter International, Inc.	2,537	228,355
Becton, Dickinson and Co.	1,010	249,399
Biogen, Inc.(b)	1,487	456,643
Boston Scientific Corp.(b)	2,322	88,213
Bristol-Myers Squibb Co.	7,473	446,288
Cardinal Health, Inc.	12,338	674,765
Centene Corp.(b)	4,570	302,762
Cerner Corp.	1,212	88,355
Cigna Corp.	2,430	479,488
Community Health Systems, Inc.(b)(c)	14,545	45,817
Cooper Cos., Inc. (The)	132	41,841
CVS Health Corp.	19,790	1,297,630
Danaher Corp.	1,918	319,558
DaVita, Inc.(b)	2,638	213,572
DENTSPLY SIRONA, Inc.	1,212	56,382
Edwards Lifesciences Corp.(b)	404	90,787
Eli Lilly and Co.	3,917	599,105
Encompass Health Corp.	606	44,390
Gilead Sciences, Inc.	8,092	629,800
HCA Healthcare, Inc.	1,991	212,838
Henry Schein, Inc.(b)	1,111	67,460
Hologic, Inc.(b)	1,010	53,530
Humana, Inc.	1,297	532,613
Illumina, Inc.(b)	201	72,973
Intuitive Surgical, Inc.(b)	141	81,784
IQVIA Holdings, Inc.(b)	951	142,194
Jazz Pharmaceuticals PLC(b)	303	36,154
Johnson & Johnson	10,823	1,609,921
Laboratory Corp. of America Holdings(b)	693	121,497
McKesson Corp.	6,802	1,079,273
MEDNAX, Inc.(b)	1,415	21,975
Medtronic PLC	7,210	710,762
Merck & Co., Inc.	11,224	906,001
Mettler-Toledo International, Inc.(b)	57	45,315
Molina Healthcare, Inc.(b)	504	93,653
Owens & Minor, Inc.	10,100	80,093
Patterson Cos., Inc.	1,516	29,850
Perrigo Co. PLC	1,415	77,500
Pfizer, Inc.	34,752	1,327,179
Quest Diagnostics, Inc.	989	116,979
Regeneron Pharmaceuticals, Inc.(b)	266	163,007
ResMed, Inc.	303	48,728
STERIS PLC	303	50,265
Stryker Corp.	908	177,723
Tenet Healthcare Corp.(b)	3,736	81,295
Thermo Fisher Scientific, Inc.	1,188	414,838
UnitedHealth Group, Inc.	6,104	1,860,804
Universal Health Services, Inc., Class B	807	85,098
Vertex Pharmaceuticals, Inc.(b)	303	87,252
Waters Corp.(b)	303	60,555
Zimmer Biomet Holdings, Inc.	1,083	136,826
Zoetis, Inc.	909	126,706
		21,360,851
Industrials-9.28%
3M Co.	3,096	484,338
A.O. Smith Corp.	808	38,380
	Shares	Value
Industrials-(continued)
Acuity Brands, Inc.	302	$26,017
AECOM(b)	2,929	113,557
AGCO Corp.	707	39,048
Allison Transmission Holdings, Inc.	1,112	41,945
American Airlines Group, Inc.(c)	2,020	21,210
AMETEK, Inc.	707	64,839
Avis Budget Group, Inc.(b)(c)	2,827	60,865
Boeing Co. (The)	3,056	445,718
C.H. Robinson Worldwide, Inc.	1,110	90,054
Carlisle Cos., Inc.	337	40,393
Caterpillar, Inc.	4,039	485,205
Cintas Corp.	262	64,966
CSX Corp.	4,342	310,800
Cummins, Inc.	1,312	222,515
Deere & Co.	1,818	276,554
Delta Air Lines, Inc.	2,020	50,924
Dover Corp.	1,021	99,292
Eaton Corp. PLC	3,523	299,103
EMCOR Group, Inc.	505	32,093
Emerson Electric Co.	3,535	215,706
Equifax, Inc.	404	62,038
Expeditors International of Washington, Inc.	1,009	77,057
Fastenal Co.	1,717	70,843
FedEx Corp.	2,524	329,533
Fluor Corp.	2,727	31,660
Fortive Corp.	808	49,272
Fortune Brands Home & Security, Inc.	1,212	73,884
General Dynamics Corp.	1,861	273,251
General Electric Co.	95,719	628,874
HD Supply Holdings, Inc.(b)	1,112	35,262
Honeywell International, Inc.	3,298	481,013
Howmet Aerospace, Inc.	3,701	48,409
Hubbell, Inc.	303	37,093
Huntington Ingalls Industries, Inc.	371	74,159
IDEX Corp.	203	32,352
Illinois Tool Works, Inc.	1,471	253,689
Ingersoll Rand, Inc.(b)	1,155	32,571
J.B. Hunt Transport Services, Inc.	504	60,314
Jacobs Engineering Group, Inc.	1,009	84,776
Johnson Controls International PLC	7,645	240,129
Kansas City Southern	563	84,743
KAR Auction Services, Inc.	808	11,595
Knight-Swift Transportation Holdings, Inc.	1,314	54,676
L3Harris Technologies, Inc.	404	80,578
Lockheed Martin Corp.	1,132	439,714
ManpowerGroup, Inc.	1,112	76,884
Masco Corp.	1,718	80,145
Nielsen Holdings PLC	3,433	47,684
Norfolk Southern Corp.	1,413	251,924
Northrop Grumman Corp.	804	269,501
Old Dominion Freight Line, Inc.	452	77,333
Oshkosh Corp.	707	50,777
Owens Corning	1,413	74,182
PACCAR, Inc.	2,928	216,262
Parker-Hannifin Corp.	845	152,075
Quanta Services, Inc.	1,819	67,176
Raytheon Technologies Corp.	4,221	272,339
Republic Services, Inc.	1,818	155,366
Robert Half International, Inc.	809	41,049
Rockwell Automation, Inc.	707	152,825
Roper Technologies, Inc.	224	88,211
Ryder System, Inc.	1,313	44,983

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Snap-on, Inc.	357	$46,299
Southwest Airlines Co.	1,313	42,147
Spirit AeroSystems Holdings, Inc., Class A	908	19,676
Stanley Black & Decker, Inc.	966	121,185
Terex Corp.	1,514	23,800
Textron, Inc.	2,829	87,614
Trane Technologies PLC	1,312	118,356
TransDigm Group, Inc.	81	34,410
Trinity Industries, Inc.	2,324	46,410
Union Pacific Corp.	4,015	681,988
United Airlines Holdings, Inc.(b)	1,011	28,348
United Parcel Service, Inc., Class B	5,453	543,719
United Rentals, Inc.(b)	908	126,112
Verisk Analytics, Inc.	304	52,495
W.W. Grainger, Inc.	269	83,288
Waste Management, Inc.	1,918	204,746
WESCO International, Inc.(b)	792	26,374
XPO Logistics, Inc.(b)	1,843	145,247
Xylem, Inc.	607	40,268
		11,762,205
Information Technology-25.33%
Accenture PLC, Class A	2,611	526,430
Adobe, Inc.(b)	806	311,600
Akamai Technologies, Inc.(b)	808	85,486
Alliance Data Systems Corp.	707	32,755
Amdocs Ltd.	1,009	62,820
Amphenol Corp., Class A	1,111	107,278
Analog Devices, Inc.	1,514	171,006
ANSYS, Inc.(b)	202	57,166
Apple, Inc.	30,773	9,783,968
Applied Materials, Inc.	8,228	462,249
Arrow Electronics, Inc.(b)	1,817	125,518
Automatic Data Processing, Inc.	1,177	172,419
Avnet, Inc.	2,423	66,003
Booz Allen Hamilton Holding Corp.	706	56,311
Broadcom, Inc.	2,076	604,677
Broadridge Financial Solutions, Inc.	404	48,924
CDK Global, Inc.	808	31,762
CDW Corp.	889	98,599
Cisco Systems, Inc.	28,294	1,353,019
Citrix Systems, Inc.	850	125,902
Cognizant Technology Solutions Corp., Class A	3,535	187,355
CommScope Holding Co., Inc.(b)	1,817	18,733
Conduent, Inc.(b)	4,443	10,619
Corning, Inc.	8,384	191,071
Dell Technologies, Inc., Class C(b)	9,019	447,703
DXC Technology Co.	3,637	51,682
F5 Networks, Inc.(b)	312	45,215
Fidelity National Information Services, Inc.	1,413	196,167
Fiserv, Inc.(b)	1,312	140,082
Global Payments, Inc.	378	67,847
Hewlett Packard Enterprise Co.	27,735	269,307
HP, Inc.	19,936	301,831
Intel Corp.	36,452	2,293,924
International Business Machines Corp.	7,517	938,873
Intuit, Inc.	423	122,805
Jabil, Inc.	3,736	111,781
Juniper Networks, Inc.	3,636	88,209
Keysight Technologies, Inc.(b)	504	54,498
KLA Corp.	707	124,404
Lam Research Corp.	1,276	349,203
Leidos Holdings, Inc.	1,009	106,238
	Shares	Value
Information Technology-(continued)
LogMeIn, Inc.	405	$34,385
Marvell Technology Group Ltd.	2,526	82,398
Mastercard, Inc., Class A	1,647	495,566
Maxim Integrated Products, Inc.	1,213	69,966
Microchip Technology, Inc.(c)	910	87,378
Micron Technology, Inc.(b)	16,479	789,509
Microsoft Corp.	20,254	3,711,545
Motorola Solutions, Inc.	403	54,538
NCR Corp.(b)	1,314	23,718
NetApp, Inc.	1,817	80,929
NortonLifeLock, Inc.	3,838	87,430
NVIDIA Corp.	1,570	557,381
ON Semiconductor Corp.(b)	3,232	53,296
Oracle Corp.	18,382	988,400
Palo Alto Networks, Inc.(b)	202	47,525
Paychex, Inc.	807	58,330
PayPal Holdings, Inc.(b)	2,625	406,901
PTC, Inc.(b)	404	30,858
Qorvo, Inc.(b)	1,009	105,683
QUALCOMM, Inc.	10,721	867,114
Sabre Corp.	1,919	13,375
salesforce.com, inc.(b)	1,010	176,538
Sanmina Corp.(b)	1,213	32,278
Seagate Technology PLC	2,727	144,640
ServiceNow, Inc.(b)	141	54,698
Skyworks Solutions, Inc.	1,314	155,762
SS&C Technologies Holdings, Inc.	605	35,026
SYNNEX Corp.	705	75,188
Synopsys, Inc.(b)	404	73,088
Tech Data Corp.(b)	1,414	192,643
Teradyne, Inc.	1,110	74,392
Texas Instruments, Inc.	4,342	515,569
Trimble, Inc.(b)	910	35,599
Visa, Inc., Class A	4,833	943,595
VMware, Inc., Class A(b)	1,154	180,336
Western Digital Corp.	5,252	233,031
Western Union Co. (The)	3,031	60,681
Xerox Holdings Corp.	2,726	43,289
Xilinx, Inc.	607	55,814
		32,129,831
Materials-2.93%
Air Products and Chemicals, Inc.	762	184,137
Albemarle Corp.(c)	808	61,828
Alcoa Corp.(b)	3,131	28,837
Ashland Global Holdings, Inc.	504	33,849
Avery Dennison Corp.	506	55,999
Axalta Coating Systems Ltd.(b)	1,415	32,701
Ball Corp.	1,840	131,118
Berry Global Group, Inc.(b)	1,011	45,404
Celanese Corp.	908	81,638
CF Industries Holdings, Inc.	1,817	53,365
Chemours Co. (The)	2,929	38,399
Crown Holdings, Inc.(b)	708	46,324
Domtar Corp.	1,009	20,584
DuPont de Nemours, Inc.	11,800	598,614
Eastman Chemical Co.	1,615	109,949
Ecolab, Inc.	880	187,070
FMC Corp.	506	49,795
Freeport-McMoRan, Inc.	19,088	173,128
Huntsman Corp.	3,536	64,178
International Flavors & Fragrances, Inc.(c)	303	40,357
International Paper Co.	4,342	147,845

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Materials-(continued)
Louisiana-Pacific Corp.	1,514	$35,746
Martin Marietta Materials, Inc.	246	47,254
Mosaic Co. (The)	4,141	50,065
Newmont Corp.	4,268	249,550
Nucor Corp.	3,703	156,489
O-I Glass, Inc.	2,524	19,334
Olin Corp.(c)	2,525	30,376
Packaging Corp. of America	681	69,060
PPG Industries, Inc.	1,515	154,030
Reliance Steel & Aluminum Co.	908	88,076
RPM International, Inc.	707	52,870
Sealed Air Corp.	1,414	45,389
Sherwin-Williams Co. (The)	302	179,343
Sonoco Products Co.	607	31,449
Steel Dynamics, Inc.	2,928	77,768
United States Steel Corp.(c)	5,453	43,842
Vulcan Materials Co.	504	54,593
Warrior Met Coal, Inc.	1,288	18,135
Westrock Co.	4,545	127,533
		3,716,021
Real Estate-0.81%
American Tower Corp.	908	234,418
CBRE Group, Inc., Class A(b)	2,221	97,680
Equinix, Inc.	202	140,921
Host Hotels & Resorts, Inc.	4,444	53,061
Iron Mountain, Inc.	1,717	44,230
Jones Lang LaSalle, Inc.	505	51,712
Park Hotels & Resorts, Inc.	1,818	17,871
Public Storage	504	102,181
Realogy Holdings Corp.	6,363	38,560
SBA Communications Corp., Class A	271	85,129
Service Properties Trust	1,415	9,551
Simon Property Group, Inc.	1,110	64,047
Weyerhaeuser Co.	4,445	89,745
		1,029,106
Utilities-2.23%
AES Corp. (The)	6,566	82,009
Alliant Energy Corp.	910	44,918
Ameren Corp.	1,515	113,216
American Electric Power Co., Inc.	3,029	258,222
CenterPoint Energy, Inc.	3,736	66,426
	Shares	Value
Utilities-(continued)
CMS Energy Corp.	1,515	$88,749
Consolidated Edison, Inc.	2,217	166,408
DTE Energy Co.	1,284	138,120
Edison International	3,231	187,753
Entergy Corp.	1,581	160,977
Eversource Energy	1,918	160,537
Exelon Corp.	9,724	372,527
FirstEnergy Corp.	3,031	128,090
MDU Resources Group, Inc.	1,615	35,142
NiSource, Inc.	2,222	52,950
NRG Energy, Inc.	2,425	87,421
PG&E Corp.(b)	14,872	176,382
Portland General Electric Co.	607	28,596
UGI Corp.	1,312	41,774
Vistra Energy Corp.	3,837	78,428
WEC Energy Group, Inc.	1,749	160,436
Xcel Energy, Inc.	3,130	203,544
		2,832,625
Total Common Stocks & Other Equity Interests (Cost $128,461,951)		126,611,736
Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $102,260)	102,260	102,260
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $128,564,211)		126,713,996
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.68%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $858,630)	858,630	858,630
TOTAL INVESTMENTS IN SECURITIES-100.59% (Cost $129,422,841)		127,572,626
OTHER ASSETS LESS LIABILITIES-(0.59)%		(744,602)
NET ASSETS-100.00%		$126,828,024

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$26,635	$2,558,711	$(2,483,086)	$-	$-	$102,260	$1,034

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2020
(Unaudited)
	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	$789,874	$6,576,025	$(7,365,899)	$-	$-	$-	$5,900
Invesco Liquid Assets Portfolio, Institutional Class*	263,103	1,842,446	(2,105,375)	-	(174)	-	775
Invesco Private Government Fund	-	2,966,869	(2,108,239)	-	-	858,630	12
Total	$1,079,612	$13,944,051	$(14,062,599)	$-	$(174)	$960,890	$7,721

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco RAFITM Strategic US Small Company ETF (IUSS)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-4.31%
AMC Networks, Inc., Class A(b)	1,277	$36,101
ANGI Homeservices, Inc., Class A(b)(c)	1,549	16,807
ATN International, Inc.	190	11,286
Bandwidth, Inc., Class A(b)	34	3,769
Boingo Wireless, Inc.(b)	340	4,658
Cable One, Inc.	25	47,172
Cargurus, Inc.(b)	149	3,871
Cars.com, Inc.(b)(c)	1,791	11,051
Central European Media Enterprises Ltd., Class A (Czech Republic)(b)	1,097	4,388
Cincinnati Bell, Inc.(b)	1,946	28,665
Cinemark Holdings, Inc.	1,566	23,537
Clear Channel Worldwide Holdings, Inc.(b)	1,574	1,520
Cogent Communications Holdings, Inc.	233	17,829
comScore, Inc.(b)	382	1,438
Consolidated Communications Holdings, Inc.(b)	7,323	44,377
E.W. Scripps Co. (The), Class A	1,083	9,390
Emerald Holding, Inc.	447	992
Entercom Communications Corp., Class A	4,375	7,306
Entravision Communications Corp., Class A	4,571	6,857
Eros International PLC (India)(b)(c)	1,205	3,892
Globalstar, Inc.(b)	3,551	1,057
Glu Mobile, Inc.(b)	440	4,391
Gogo, Inc.(b)(c)	265	551
Gray Television, Inc.(b)	1,561	21,760
John Wiley & Sons, Inc., Class A	965	38,793
Liberty TripAdvisor Holdings, Inc., Class A(b)	2,665	6,329
Lions Gate Entertainment Corp., Class A(b)(c)	4,345	34,630
Live Nation Entertainment, Inc.(b)	1,154	56,731
Madison Square Garden Entertainment Corp.(b)	145	11,488
Madison Square Garden Sports Corp., Class A(b)	145	24,741
Marcus Corp. (The)	409	5,513
Match Group, Inc.(b)(c)	929	82,718
MDC Partners, Inc., Class A(b)	1,703	2,239
Meredith Corp.	755	11,280
MSG Networks, Inc., Class A(b)(c)	331	4,098
National CineMedia, Inc.	1,232	3,388
Netflix, Inc.(b)	134	56,244
New York Times Co. (The), Class A	768	30,129
Nexstar Media Group, Inc., Class A	624	51,985
ORBCOMM, Inc.(b)	579	1,586
QuinStreet, Inc.(b)	359	3,640
Roku, Inc.(b)	72	7,885
Scholastic Corp.	809	23,785
Shenandoah Telecommunications Co.	454	23,885
Sinclair Broadcast Group, Inc., Class A	1,279	23,905
Sirius XM Holdings, Inc.(c)	12,553	73,058
Snap, Inc., Class A(b)	594	11,250
Spok Holdings, Inc.	373	3,831
TechTarget, Inc.(b)	154	4,233
TEGNA, Inc.	3,139	36,789
Tribune Publishing Co.	391	3,715
TripAdvisor, Inc.	916	17,661
TrueCar, Inc.(b)	877	2,368
United States Cellular Corp.(b)	567	17,866
Vonage Holdings Corp.(b)	1,550	14,927
WideOpenWest, Inc.(b)	611	3,978
World Wrestling Entertainment, Inc., Class A	246	11,382
Yelp, Inc.(b)	1,050	22,827
	Shares	Value
Communication Services-(continued)
Zillow Group, Inc., Class C(b)(c)	578	$33,518
Zynga, Inc., Class A(b)	5,401	49,419
		1,124,479
Consumer Discretionary-15.26%
1-800-Flowers.com, Inc., Class A(b)	699	15,476
Aaron’s, Inc.	1,205	44,477
Abercrombie & Fitch Co., Class A	2,044	23,751
Acushnet Holdings Corp.	529	17,679
Adtalem Global Education, Inc.(b)	1,086	36,338
American Eagle Outfitters, Inc.	3,274	29,990
American Public Education, Inc.(b)	245	7,700
America’s Car-Mart, Inc.(b)	92	7,320
Asbury Automotive Group, Inc.(b)	742	53,632
Ascena Retail Group, Inc.(b)(c)	1,815	3,031
At Home Group, Inc.(b)(c)	601	2,849
BBX Capital Corp.	3,077	5,508
Beazer Homes USA, Inc.(b)	2,157	21,182
Big Lots, Inc.	1,973	76,454
Biglari Holdings, Inc., Class B(b)	48	2,922
BJ’s Restaurants, Inc.	393	8,536
Bloomin’ Brands, Inc.	2,601	29,677
Boot Barn Holdings, Inc.(b)	378	8,119
Boyd Gaming Corp.	1,535	32,818
Bright Horizons Family Solutions, Inc.(b)	335	37,480
Brinker International, Inc.	1,355	35,704
Buckle, Inc. (The)	740	10,419
Caesars Entertainment Corp.(b)	4,866	55,424
Caleres, Inc.	1,394	9,995
Callaway Golf Co.	1,329	20,360
Camping World Holdings, Inc., Class A(c)	2,518	53,331
Carrols Restaurant Group, Inc.(b)	1,180	5,062
Carter’s, Inc.	710	60,996
Cato Corp. (The), Class A	1,051	10,195
Cavco Industries, Inc.(b)	101	19,209
Century Communities, Inc.(b)	423	12,495
Cheesecake Factory, Inc. (The)(c)	859	18,451
Chegg, Inc.(b)	345	21,073
Chico’s FAS, Inc.	8,808	11,891
Children’s Place, Inc. (The)(c)	376	15,657
Choice Hotels International, Inc.	226	18,268
Churchill Downs, Inc.	519	68,856
Chuy’s Holdings, Inc.(b)	296	4,733
Citi Trends, Inc.	546	8,867
Columbia Sportswear Co.	260	18,996
Conn’s, Inc.(b)(c)	693	5,003
Container Store Group, Inc. (The)(b)	467	1,331
Cooper Tire & Rubber Co.	1,566	40,293
Cooper-Standard Holdings, Inc.(b)	996	10,448
Cracker Barrel Old Country Store, Inc.	349	37,388
Crocs, Inc.(b)	1,005	28,793
Dave & Buster’s Entertainment, Inc.(c)	647	8,534
Deckers Outdoor Corp.(b)	376	68,631
Denny’s Corp.(b)	550	5,965
Designer Brands, Inc., Class A	2,061	12,634
Dillard’s, Inc., Class A(c)	1,180	35,412
Dine Brands Global, Inc.	150	6,808
Dorman Products, Inc.(b)	228	15,942
Drive Shack, Inc.(b)	510	908
Duluth Holdings, Inc., Class B(b)(c)	254	1,153
Dunkin’ Brands Group, Inc.	877	56,014
El Pollo Loco Holdings, Inc.(b)	402	5,576
Eldorado Resorts, Inc.(b)(c)	571	20,248

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Ethan Allen Interiors, Inc.	600	$6,780
Etsy, Inc.(b)	374	30,286
Everi Holdings, Inc.(b)(c)	827	5,136
Express, Inc.(b)	7,951	15,584
Fiesta Restaurant Group, Inc.(b)	640	5,267
Five Below, Inc.(b)	181	18,942
Floor & Decor Holdings, Inc., Class A(b)	476	24,752
Fossil Group, Inc.(b)(c)	2,068	6,307
Fox Factory Holding Corp.(b)	135	9,735
Funko, Inc., Class A(b)(c)	84	475
Genesco, Inc.(b)	697	12,888
Gentherm, Inc.(b)	567	23,077
G-III Apparel Group Ltd.(b)	1,024	10,578
GNC Holdings, Inc.(b)(c)	11,366	8,574
Golden Entertainment, Inc.(b)	605	7,378
GoPro, Inc., Class A(b)(c)	1,325	6,241
Graham Holdings Co., Class B	96	34,390
Grand Canyon Education, Inc.(b)	241	23,519
Groupon, Inc.(b)	7,057	8,998
Grubhub, Inc.(b)	492	27,916
Guess?, Inc.	1,447	13,848
Haverty Furniture Cos., Inc.	771	13,338
Helen of Troy Ltd.(b)	302	54,940
Hibbett Sports, Inc.(b)	785	15,166
Hilton Grand Vacations, Inc.(b)	928	19,989
Hooker Furniture Corp.	277	4,515
Houghton Mifflin Harcourt Co.(b)	2,860	4,376
Installed Building Products, Inc.(b)	234	15,041
iRobot Corp.(b)(c)	204	15,039
Jack in the Box, Inc.	319	21,379
Johnson Outdoors, Inc., Class A	101	7,839
K12, Inc.(b)	581	14,304
KB Home	2,473	81,807
Lands’ End, Inc.(b)	477	2,996
Laureate Education, Inc., Class A(b)	3,094	30,105
La-Z-Boy, Inc.	816	20,987
LCI Industries	410	40,561
LGI Homes, Inc.(b)	127	10,594
Lindblad Expeditions Holdings, Inc.(b)	233	1,829
Liquidity Services, Inc.(b)	284	1,622
M.D.C. Holdings, Inc.	981	33,344
M/I Homes, Inc.(b)	848	28,391
Malibu Boats, Inc., Class A(b)	181	8,531
Marine Products Corp.	82	922
MarineMax, Inc.(b)	832	15,833
Marriott Vacations Worldwide Corp.(b)	498	44,735
Mattel, Inc.(b)(c)	4,113	37,881
MercadoLibre, Inc. (Argentina)(b)	41	34,918
Meritage Homes Corp.(b)	926	64,357
Michaels Cos., Inc. (The)(b)(c)	3,068	11,842
Modine Manufacturing Co.(b)	1,671	8,940
Monarch Casino & Resort, Inc.(b)	102	4,094
Monro, Inc.	268	14,767
Motorcar Parts of America, Inc.(b)(c)	273	4,319
Movado Group, Inc.	384	4,032
National Vision Holdings, Inc.(b)	628	16,818
Noodles & Co.(b)	334	1,957
Ollie’s Bargain Outlet Holdings, Inc.(b)	180	16,461
Overstock.com, Inc.(b)	678	12,455
Oxford Industries, Inc.	229	9,760
Papa John’s International, Inc.	467	36,375
Party City Holdco, Inc.(b)(c)	3,052	3,937
	Shares	Value
Consumer Discretionary-(continued)
Penn National Gaming, Inc.(b)	2,128	$69,820
Perdoceo Education Corp.(b)	492	8,010
PetMed Express, Inc.(c)	310	11,191
Planet Fitness, Inc., Class A(b)	248	16,028
Pool Corp.	242	65,103
Quotient Technology, Inc.(b)	760	5,290
Red Robin Gourmet Burgers, Inc.(b)(c)	542	7,512
Red Rock Resorts, Inc., Class A	1,452	20,038
Regis Corp.(b)	858	9,026
Rent-A-Center, Inc.	1,185	30,170
RH(b)(c)	611	132,520
Ruth’s Hospitality Group, Inc.	369	2,993
Sally Beauty Holdings, Inc.(b)	3,118	40,659
Scientific Games Corp.(b)	485	7,629
SeaWorld Entertainment, Inc.(b)	758	13,689
ServiceMaster Global Holdings, Inc.(b)	918	30,202
Shake Shack, Inc., Class A(b)(c)	123	6,833
Shoe Carnival, Inc.(c)	379	9,850
Shutterstock, Inc.	222	8,418
Six Flags Entertainment Corp.	998	22,934
Skechers U.S.A., Inc., Class A(b)	2,590	81,119
Sleep Number Corp.(b)	993	30,952
Smith & Wesson Brands, Inc.(b)	1,272	15,035
Sonic Automotive, Inc., Class A	3,059	80,390
Stamps.com, Inc.(b)	711	140,885
Standard Motor Products, Inc.	333	14,169
Steven Madden Ltd.	996	23,426
Stitch Fix, Inc., Class A(b)(c)	590	13,641
Stoneridge, Inc.(b)	399	8,211
Strategic Education, Inc.	73	12,383
Sturm Ruger & Co., Inc.	228	14,213
Superior Industries International, Inc.	4,445	5,734
Tailored Brands, Inc.(c)	5,622	7,252
Taylor Morrison Home Corp., Class A(b)	3,073	59,401
Tempur Sealy International, Inc.(b)	420	27,397
Texas Roadhouse, Inc.	814	42,206
TopBuild Corp.(b)	473	54,248
TRI Pointe Group, Inc.(b)	4,428	63,409
Tupperware Brands Corp.(c)	1,435	4,635
Unifi, Inc.(b)	418	5,739
Universal Electronics, Inc.(b)	219	9,908
Urban Outfitters, Inc.(b)	1,429	24,207
Vera Bradley, Inc.(b)	519	2,725
Vista Outdoor, Inc.(b)	3,716	36,082
Visteon Corp.(b)	1,044	75,168
Wayfair, Inc., Class A(b)(c)	283	48,549
Wendy’s Co. (The)	2,422	51,492
Wingstop, Inc.	122	14,878
Winmark Corp.	15	2,158
Winnebago Industries, Inc.	688	37,427
Wolverine World Wide, Inc.	1,441	30,175
WW International, Inc.(b)	608	14,531
Zovio, Inc.(b)	926	2,593
Zumiez, Inc.(b)	427	10,406
		3,980,428
Consumer Staples-4.72%
Alico, Inc.	148	4,749
Andersons, Inc. (The)	1,097	14,217
B&G Foods, Inc.(c)	1,692	39,288
Boston Beer Co., Inc. (The), Class A(b)	72	40,661
Calavo Growers, Inc.	128	7,489
Cal-Maine Foods, Inc.	479	21,344

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Central Garden & Pet Co., Class A(b)	1,008	$34,534
Chefs’ Warehouse, Inc. (The)(b)	331	4,899
Coca-Cola Consolidated, Inc.	89	21,665
Coty, Inc., Class A	5,654	20,524
Darling Ingredients, Inc.(b)	3,047	71,026
Edgewell Personal Care Co.(b)	1,677	51,014
elf Beauty, Inc.(b)	272	4,662
Energizer Holdings, Inc.(c)	641	28,127
Farmer Brothers Co.(b)	254	1,958
Flowers Foods, Inc.	2,574	60,721
Fresh Del Monte Produce, Inc.	1,388	34,547
Freshpet, Inc.(b)	52	4,013
Hain Celestial Group, Inc. (The)(b)	1,565	49,266
Hostess Brands, Inc.(b)	1,669	20,153
Ingles Markets, Inc., Class A	1,369	58,333
Inter Parfums, Inc.	105	4,873
J&J Snack Foods Corp.	115	14,793
John B. Sanfilippo & Son, Inc.	160	13,910
Lamb Weston Holdings, Inc.	770	46,246
Lancaster Colony Corp.	165	25,321
Medifast, Inc.(c)	70	7,164
MGP Ingredients, Inc.(c)	79	2,963
National Beverage Corp.(b)(c)	93	5,299
Natural Grocers by Vitamin Cottage, Inc.	282	4,061
Nu Skin Enterprises, Inc., Class A	891	33,127
Pilgrim’s Pride Corp.(b)	879	18,169
PriceSmart, Inc.	518	28,169
Sanderson Farms, Inc.	330	43,567
Seaboard Corp.	4	11,760
Seneca Foods Corp., Class A(b)	551	20,095
Simply Good Foods Co. (The)(b)	434	7,391
SpartanNash Co.	4,623	98,979
Spectrum Brands Holdings, Inc.	736	34,828
Sprouts Farmers Market, Inc.(b)	3,307	83,105
Tootsie Roll Industries, Inc.(c)	293	10,437
Turning Point Brands, Inc.(c)	72	1,727
Universal Corp.	704	31,018
USANA Health Sciences, Inc.(b)	177	14,996
Vector Group Ltd.	2,357	26,941
WD-40 Co.	68	13,046
Weis Markets, Inc.	636	35,444
		1,230,619
Energy-1.79%
Arch Resources, Inc.(c)	725	23,896
Archrock, Inc.	2,681	17,024
Bonanza Creek Energy, Inc.(b)	452	7,639
California Resources Corp.(b)(c)	1,127	1,499
Centennial Resource Development, Inc., Class A(b)	3,840	3,878
Clean Energy Fuels Corp.(b)	1,890	3,950
CONSOL Energy, Inc.(b)(c)	925	6,299
Continental Resources, Inc.(c)	1,145	14,003
Denbury Resources, Inc.(b)	20,102	4,282
DHT Holdings, Inc.	1,506	8,946
DMC Global, Inc.	53	1,513
Dril-Quip, Inc.(b)	522	15,864
Exterran Corp.(b)	1,348	8,654
Extraction Oil & Gas, Inc.(b)(c)	7,869	2,282
Forum Energy Technologies, Inc.(b)	2,981	864
Geospace Technologies Corp.(b)	125	985
Golar LNG Ltd. (Bermuda)(c)	1,330	10,547
Green Plains, Inc.(c)	2,034	17,391
	Shares	Value
Energy-(continued)
Gulf Island Fabrication, Inc.(b)	229	$685
Helix Energy Solutions Group, Inc.(b)	3,171	10,655
HighPoint Resources Corp.(b)	4,402	1,056
International Seaways, Inc.	633	14,356
Laredo Petroleum, Inc.(b)	9,128	7,745
Magnolia Oil & Gas Corp., Class A(b)	1,494	8,292
Mammoth Energy Services, Inc.	1,649	2,078
Matador Resources Co.(b)(c)	1,746	13,689
Matrix Service Co.(b)	652	7,185
Montage Resources Corp.(b)(c)	711	4,351
Nabors Industries Ltd.(c)	336	12,452
NACCO Industries, Inc., Class A	72	1,892
Newpark Resources, Inc.(b)	1,725	3,485
Northern Oil and Gas, Inc.(b)(c)	1,775	1,383
Oceaneering International, Inc.(b)	1,624	10,426
Oil States International, Inc.(b)	1,202	5,096
Par Pacific Holdings, Inc.(b)	1,384	12,857
PDC Energy, Inc.(b)	1,700	20,706
Penn Virginia Corp.(b)	369	3,240
ProPetro Holding Corp.(b)	936	4,633
Renewable Energy Group, Inc.(b)	2,129	60,570
REX American Resources Corp.(b)	103	6,041
RigNet, Inc.(b)	259	254
Ring Energy, Inc.(b)(c)	1,465	1,743
RPC, Inc.(c)	1,194	3,797
SandRidge Energy, Inc.(b)	1,835	2,899
SEACOR Holdings, Inc.(b)	282	7,558
Select Energy Services, Inc., Class A(b)	1,567	9,308
SFL Corp. Ltd. (Norway)	1,981	19,652
SM Energy Co.	4,107	14,457
Teekay Corp. (Bermuda)(b)	5,265	15,426
TETRA Technologies, Inc.(b)	4,647	1,534
Texas Pacific Land Trust(c)	20	11,728
Tidewater, Inc.(b)	530	2,528
US Silica Holdings, Inc.	3,226	9,517
W&T Offshore, Inc.(b)	1,281	3,343
		466,133
Financials-6.18%
AMERISAFE, Inc.	299	18,353
Arbor Realty Trust, Inc.	1,254	10,559
Argo Group International Holdings Ltd.	610	18,721
Artisan Partners Asset Management, Inc., Class A	1,536	44,498
Ashford, Inc.(b)	15	95
Blucora, Inc.(b)	451	5,480
Brown & Brown, Inc.	2,066	83,053
CBTX, Inc.	191	3,900
Cohen & Steers, Inc.	178	11,312
Compass Diversified Holdings	1,368	23,215
Cowen, Inc., Class A	1,084	14,168
Crawford & Co., Class A	785	4,726
Credit Acceptance Corp.(b)(c)	83	30,695
Diamond Hill Investment Group, Inc.	47	4,933
Donegal Group, Inc., Class A	485	6,911
Donnelley Financial Solutions, Inc.(b)	783	6,381
Eaton Vance Corp.	1,490	53,714
eHealth, Inc.(b)	59	7,695
Employers Holdings, Inc.	567	16,948
Encore Capital Group, Inc.(b)	573	18,204
Enova International, Inc.(b)	1,536	21,734
Erie Indemnity Co., Class A	158	28,478
Essent Group Ltd.	1,080	35,694

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Evercore, Inc., Class A	691	$38,081
EZCORP, Inc., Class A(b)	1,685	8,695
FactSet Research Systems, Inc.	209	64,270
Federated Hermes, Inc., Class B	1,098	24,310
FirstCash, Inc.	597	41,653
GAMCO Investors, Inc., Class A	415	5,362
Green Dot Corp., Class A(b)	526	20,083
Greenhill & Co., Inc.	980	9,771
Hamilton Lane, Inc., Class A	157	11,488
Heritage Insurance Holdings, Inc.	647	8,113
Houlihan Lokey, Inc.	722	43,667
James River Group Holdings Ltd.	626	24,207
Kemper Corp.	777	49,262
Kinsale Capital Group, Inc.	92	13,737
KKR Real Estate Finance Trust, Inc.(c)	648	10,491
LendingTree, Inc.(b)	30	7,801
Luther Burbank Corp.	723	7,432
MarketAxess Holdings, Inc.	90	45,773
Merchants Bancorp	67	1,144
Mercury General Corp.	593	23,856
MGIC Investment Corp.	5,261	43,193
Moelis & Co., Class A	1,394	46,880
Morningstar, Inc.	118	18,092
National General Holdings Corp.	1,765	35,829
NMI Holdings, Inc., Class A(b)	499	7,667
On Deck Capital, Inc.(b)	2,349	1,757
Oppenheimer Holdings, Inc., Class A	467	9,891
Piper Sandler Cos.	418	24,930
PJT Partners, Inc., Class A	270	14,766
PRA Group, Inc.(b)	667	22,758
Primerica, Inc.	528	60,002
ProAssurance Corp.	1,241	17,126
Protective Insurance Corp.	549	7,587
Radian Group, Inc.	3,102	49,260
RLI Corp.	370	29,215
Safety Insurance Group, Inc.	216	16,468
SEI Investments Co.	1,374	74,498
Selective Insurance Group, Inc.	779	40,859
State Auto Financial Corp.	210	4,187
Stewart Information Services Corp.	575	17,721
Trupanion, Inc.(b)(c)	85	2,560
United Fire Group, Inc.	511	13,710
United Insurance Holdings Corp.	415	3,254
Universal Insurance Holdings, Inc.	773	13,806
Virtu Financial, Inc., Class A	1,347	32,126
Waddell & Reed Financial, Inc., Class A	2,526	32,939
Walker & Dunlop, Inc.	649	26,284
Westwood Holdings Group, Inc.	182	3,227
WisdomTree Investments, Inc.	982	2,936
World Acceptance Corp.(b)	136	9,044
		1,611,235
Health Care-11.30%
ABIOMED, Inc.(b)	77	17,240
Acadia Healthcare Co., Inc.(b)	1,947	55,704
Accuray, Inc.(b)	831	1,745
Acorda Therapeutics, Inc.(b)(c)	1,292	966
Addus HomeCare Corp.(b)	103	10,193
Align Technology, Inc.(b)	205	50,352
Alkermes PLC(b)	886	14,495
Allscripts Healthcare Solutions, Inc.(b)	3,483	22,013
AMAG Pharmaceuticals, Inc.(b)(c)	1,374	10,594
Amedisys, Inc.(b)	322	61,840
	Shares	Value
Health Care-(continued)
American Renal Associates Holdings, Inc.(b)	1,481	$9,167
AMN Healthcare Services, Inc.(b)	664	29,455
Amneal Pharmaceuticals, Inc.(b)	1,986	9,672
Amphastar Pharmaceuticals, Inc.(b)	293	5,461
AngioDynamics, Inc.(b)	456	4,656
ANI Pharmaceuticals, Inc.(b)	60	1,864
Anika Therapeutics, Inc.(b)	174	5,834
Apollo Medical Holdings, Inc.(b)	254	4,798
Arena Pharmaceuticals, Inc.(b)	148	8,846
Arrowhead Pharmaceuticals, Inc.(b)	106	3,417
Assertio Holdings, Inc.(b)	2,135	2,106
AtriCure, Inc.(b)	99	4,733
Atrion Corp.	5	3,210
Avanos Medical, Inc.(b)	346	10,055
AxoGen, Inc.(b)	28	272
BioMarin Pharmaceutical, Inc.(b)	482	51,357
Bio-Rad Laboratories, Inc., Class A(b)	201	98,755
Bio-Techne Corp.	138	36,542
BioTelemetry, Inc.(b)	155	7,313
Brookdale Senior Living, Inc.(b)	7,357	26,927
Bruker Corp.	599	25,925
Cantel Medical Corp.	233	9,805
Capital Senior Living Corp.(b)	1,085	716
Cara Therapeutics, Inc.(b)(c)	4	63
Cardiovascular Systems, Inc.(b)	78	3,020
CareDx, Inc.(b)	15	482
Catalent, Inc.(b)	967	75,165
Charles River Laboratories International, Inc.(b)	349	62,701
Chemed Corp.	121	57,900
ChemoCentryx, Inc.(b)	82	5,116
Codexis, Inc.(b)	26	323
Collegium Pharmaceutical, Inc.(b)	430	9,481
Computer Programs & Systems, Inc.	147	3,252
CONMED Corp.	205	15,049
Corcept Therapeutics, Inc.(b)	778	11,779
CorVel Corp.(b)	68	4,616
Cross Country Healthcare, Inc.(b)	1,172	7,114
CryoLife, Inc.(b)	152	3,455
CytomX Therapeutics, Inc.(b)	74	656
Denali Therapeutics, Inc.(b)	159	4,425
DexCom, Inc.(b)	142	53,720
Dicerna Pharmaceuticals, Inc.(b)	56	1,208
Eagle Pharmaceuticals, Inc.(b)	150	7,689
Emergent BioSolutions, Inc.(b)	438	36,569
Enanta Pharmaceuticals, Inc.(b)	69	3,553
Endo International PLC(b)	4,660	17,988
Ensign Group, Inc. (The)	432	18,887
Evolent Health, Inc., Class A(b)	977	8,676
Exact Sciences Corp.(b)	60	5,153
Exelixis, Inc.(b)	1,385	34,223
FibroGen, Inc.(b)	111	3,712
Fluidigm Corp.(b)	168	732
Glaukos Corp.(b)	47	1,832
Globus Medical, Inc., Class A(b)	552	30,167
Haemonetics Corp.(b)	356	39,046
Halozyme Therapeutics, Inc.(b)	358	8,689
Hanger, Inc.(b)	369	6,775
HealthEquity, Inc.(b)	144	8,924
HealthStream, Inc.(b)	259	5,900
Heska Corp.(b)	29	2,550
Hill-Rom Holdings, Inc.	600	61,002
HMS Holdings Corp.(b)	499	15,589

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
Horizon Therapeutics PLC(b)	1,133	$57,477
ICON PLC (Ireland)(b)	349	58,789
ICU Medical, Inc.(b)	135	26,949
IDEXX Laboratories, Inc.(b)	223	68,880
Incyte Corp.(b)	512	52,178
Innoviva, Inc.(b)	609	8,508
Inogen, Inc.(b)	82	3,116
Inovalon Holdings, Inc., Class A(b)	1,006	18,933
Insulet Corp.(b)	76	14,331
Integer Holdings Corp.(b)	327	25,892
Integra LifeSciences Holdings Corp.(b)	467	24,335
Intersect ENT, Inc.(b)	52	580
Invacare Corp.	1,252	7,712
Ionis Pharmaceuticals, Inc.(b)	408	22,934
iRhythm Technologies, Inc.(b)	7	870
Lannett Co., Inc.(b)(c)	1,924	14,719
Lantheus Holdings, Inc.(b)	201	2,760
LeMaitre Vascular, Inc.	95	2,555
LHC Group, Inc.(b)	186	30,227
Luminex Corp.	444	13,835
MacroGenics, Inc.(b)	45	866
Magellan Health, Inc.(b)	1,015	76,115
Masimo Corp.(b)	175	42,033
Medpace Holdings, Inc.(b)	299	27,753
Meridian Bioscience, Inc.(b)	573	8,859
Merit Medical Systems, Inc.(b)	294	13,227
Mesa Laboratories, Inc.(c)	9	2,378
Myriad Genetics, Inc.(b)	825	11,987
National HealthCare Corp.	201	13,481
National Research Corp.	92	5,218
Natus Medical, Inc.(b)	351	7,511
Nektar Therapeutics(b)(c)	1,193	25,888
Neogen Corp.(b)	182	12,962
NeoGenomics, Inc.(b)	348	9,288
Neurocrine Biosciences, Inc.(b)	101	12,601
Nevro Corp.(b)	71	8,918
NextGen Healthcare, Inc.(b)	372	3,839
NuVasive, Inc.(b)	385	23,331
Omnicell, Inc.(b)	166	11,107
OPKO Health, Inc.(b)(c)	5,966	13,602
Option Care Health, Inc.(b)	349	5,305
OraSure Technologies, Inc.(b)	592	8,608
Orthofix Medical, Inc.(b)	158	5,385
OrthoPediatrics Corp.(b)	6	277
Pacira BioSciences, Inc.(b)	148	6,505
Penumbra, Inc.(b)	57	9,828
PerkinElmer, Inc.	682	68,521
PetIQ, Inc.(b)(c)	121	3,712
Phibro Animal Health Corp., Class A	375	9,825
PRA Health Sciences, Inc.(b)	437	45,229
Precigen, Inc.(b)(c)	126	277
Premier, Inc., Class A(b)	967	33,642
Prestige Consumer Healthcare, Inc.(b)	1,001	42,242
Providence Service Corp. (The)(b)	280	22,540
PTC Therapeutics, Inc.(b)	86	4,361
Quidel Corp.(b)	180	31,500
R1 RCM, Inc.(b)	473	5,019
RadNet, Inc.(b)	917	15,626
REGENXBIO, Inc.(b)	151	5,687
Repligen Corp.(b)	116	15,192
Retrophin, Inc.(b)	171	2,682
RTI Surgical Holdings, Inc.(b)	798	2,171
	Shares	Value
Health Care-(continued)
Seattle Genetics, Inc.(b)	119	$18,708
Select Medical Holdings Corp.(b)	3,453	55,731
Spectrum Pharmaceuticals, Inc.(b)	330	970
STAAR Surgical Co.(b)	76	2,949
Supernus Pharmaceuticals, Inc.(b)	334	8,056
Surgery Partners, Inc.(b)	904	12,118
SurModics, Inc.(b)	81	2,995
Syneos Health, Inc.(b)	1,021	62,271
Tabula Rasa HealthCare, Inc.(b)(c)	53	2,832
Tactile Systems Technology, Inc.(b)	43	2,083
Tandem Diabetes Care, Inc.(b)	1	83
Teladoc Health, Inc.(b)	139	24,194
Teleflex, Inc.	212	76,926
Tivity Health, Inc.(b)(c)	671	7,146
United Therapeutics Corp.(b)	653	77,021
US Physical Therapy, Inc.	74	5,486
Vanda Pharmaceuticals, Inc.(b)	276	3,235
Varex Imaging Corp.(b)	450	8,442
Varian Medical Systems, Inc.(b)	520	63,123
Veeva Systems, Inc., Class A(b)	205	44,868
Veracyte, Inc.(b)	10	249
Vericel Corp.(b)	55	791
Vocera Communications, Inc.(b)	109	2,140
West Pharmaceutical Services, Inc.	411	88,792
Xencor, Inc.(b)	66	1,996
		2,947,092
Industrials-22.00%
AAON, Inc.	179	9,696
AAR Corp.	754	15,208
ABM Industries, Inc.	1,847	56,758
Acacia Research Corp.(b)	1,231	3,188
ACCO Brands Corp.	4,266	26,407
Advanced Disposal Services, Inc.(b)	1,035	32,271
Advanced Drainage Systems, Inc.	550	24,387
Aegion Corp.(b)	1,105	16,586
Aerojet Rocketdyne Holdings, Inc.(b)	710	31,134
AeroVironment, Inc.(b)	108	7,650
Air Transport Services Group, Inc.(b)	959	20,657
Alamo Group, Inc.	131	13,535
Alaska Air Group, Inc.	644	22,018
Albany International Corp., Class A	245	14,774
Allegiant Travel Co.	67	7,139
Allegion PLC	505	50,348
Altra Industrial Motion Corp.	576	17,856
AMERCO	129	41,602
American Woodmark Corp.(b)	252	15,816
Apogee Enterprises, Inc.	570	11,771
Applied Industrial Technologies, Inc.	749	43,442
ArcBest Corp.	1,316	29,465
Argan, Inc.	65	2,404
Armstrong Flooring, Inc.(b)	1,211	4,142
Armstrong World Industries, Inc.	399	30,081
ASGN, Inc.(b)	772	47,547
Astec Industries, Inc.	554	23,534
Astronics Corp.(b)	257	2,346
Atkore International Group, Inc.(b)	1,826	49,010
Atlas Air Worldwide Holdings, Inc.(b)	1,337	52,223
Axon Enterprise, Inc.(b)	126	9,571
AZZ, Inc.	358	11,334
Barnes Group, Inc.	716	27,050
Barrett Business Services, Inc.	149	7,554
Beacon Roofing Supply, Inc.(b)	1,801	44,341

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
BMC Stock Holdings, Inc.(b)	1,832	$47,943
Brady Corp., Class A	502	25,667
Briggs & Stratton Corp.(c)	1,866	3,060
Brink’s Co. (The)	581	23,298
Builders FirstSource, Inc.(b)	4,105	85,425
BWX Technologies, Inc.	724	45,301
CAI International, Inc.(b)	774	14,559
Casella Waste Systems, Inc.(b)	217	11,056
CBIZ, Inc.(b)	829	18,777
Chart Industries, Inc.(b)	211	8,282
CIRCOR International, Inc.(b)	418	6,721
Civeo Corp.(b)	3,122	1,578
Clean Harbors, Inc.(b)	708	42,048
Colfax Corp.(b)	2,145	60,189
Columbus McKinnon Corp.	368	11,191
Comfort Systems USA, Inc.	517	19,129
Commercial Vehicle Group, Inc.(b)	980	2,479
Copa Holdings S.A., Class A (Panama)	198	8,684
Copart, Inc.(b)	844	75,445
CoreLogic, Inc.	1,267	62,793
Cornerstone Building Brands, Inc.(b)	1,361	7,377
CoStar Group, Inc.(b)	99	65,023
Covanta Holding Corp.	2,151	19,359
CRA International, Inc.	205	8,280
Crane Co.	696	38,781
CSW Industrials, Inc.	133	9,517
Cubic Corp.	253	10,426
Curtiss-Wright Corp.	494	49,548
Deluxe Corp.	1,379	32,172
Donaldson Co., Inc.	1,164	55,232
Douglas Dynamics, Inc.	272	9,939
Ducommun, Inc.(b)	152	4,894
DXP Enterprises, Inc.(b)	286	5,042
Dycom Industries, Inc.(b)	647	27,239
Echo Global Logistics, Inc.(b)	1,024	21,197
Encore Wire Corp.	322	15,549
Energy Recovery, Inc.(b)(c)	140	1,076
Enerpac Tool Group Corp.	695	12,441
EnerSys	760	48,108
Ennis, Inc.	456	8,117
EnPro Industries, Inc.	475	21,413
ESCO Technologies, Inc.	221	18,257
Evoqua Water Technologies Corp.(b)	769	14,465
Exponent, Inc.	222	16,481
Federal Signal Corp.	655	19,087
Flowserve Corp.	1,245	32,495
Forrester Research, Inc.(b)	91	2,857
Forward Air Corp.	425	21,114
Foundation Building Materials, Inc.(b)	494	6,580
Franklin Electric Co., Inc.	419	21,252
FTI Consulting, Inc.(b)	498	59,989
GATX Corp.	792	49,690
Genco Shipping & Trading Ltd.	1,569	7,406
Generac Holdings, Inc.(b)	589	65,538
Gibraltar Industries, Inc.(b)	416	18,308
GMS, Inc.(b)	1,177	24,117
Gorman-Rupp Co. (The)	221	6,776
GP Strategies Corp.(b)	399	3,132
Graco, Inc.	1,119	53,947
Granite Construction, Inc.	897	15,787
Great Lakes Dredge & Dock Corp.(b)	965	8,946
Greenbrier Cos., Inc. (The)	1,097	23,278
	Shares	Value
Industrials-(continued)
Griffon Corp.	1,392	$23,386
H&E Equipment Services, Inc.	710	12,169
Harsco Corp.(b)	879	9,810
Hawaiian Holdings, Inc.	516	7,446
Healthcare Services Group, Inc.	697	16,672
Heartland Express, Inc.	659	14,432
HEICO Corp.	325	32,747
Heidrick & Struggles International, Inc.	342	7,586
Helios Technologies, Inc.	227	8,120
Herc Holdings, Inc.(b)	980	27,930
Heritage-Crystal Clean, Inc.(b)	166	2,815
Herman Miller, Inc.	997	22,951
Hexcel Corp.	995	36,009
Hillenbrand, Inc.	923	23,758
HNI Corp.	940	23,942
Hub Group, Inc., Class A(b)	940	43,964
Huron Consulting Group, Inc.(b)	308	14,248
Hyster-Yale Materials Handling, Inc.	321	11,752
ICF International, Inc.	258	16,920
Ingersoll Rand, Inc.(b)	950	26,790
InnerWorkings, Inc.(b)	2,583	3,074
Insperity, Inc.	355	18,403
Insteel Industries, Inc.	365	6,442
Interface, Inc.	1,130	9,594
ITT, Inc.	952	54,930
JELD-WEN Holding, Inc.(b)	1,635	22,285
JetBlue Airways Corp.(b)	2,479	24,964
John Bean Technologies Corp.	204	16,759
Kadant, Inc.	126	12,201
Kaman Corp.	478	19,120
Kelly Services, Inc., Class A	1,845	27,657
Kennametal, Inc.	1,319	36,589
Kforce, Inc.	423	12,775
Kimball International, Inc., Class B	621	6,949
Kirby Corp.(b)	744	38,152
Knoll, Inc.	901	9,515
Korn Ferry	821	24,843
Kratos Defense & Security Solutions, Inc.(b)	381	7,068
Landstar System, Inc.	573	66,617
Lawson Products, Inc.(b)	86	2,671
LB Foster Co., Class A(b)	240	2,933
Lennox International, Inc.	264	56,454
Lincoln Electric Holdings, Inc.	771	63,353
Lindsay Corp.	103	9,674
Lydall, Inc.(b)	505	5,464
Manitowoc Co., Inc. (The)(b)	242	2,263
Marten Transport Ltd.	616	15,763
MasTec, Inc.(b)	1,407	55,084
Matson, Inc.	921	26,313
Matthews International Corp., Class A	766	15,856
McGrath RentCorp	279	15,557
Mercury Systems, Inc.(b)	200	17,870
Meritor, Inc.(b)	2,336	47,608
Middleby Corp. (The)(b)	376	25,606
Mistras Group, Inc.(b)	431	1,741
Mobile Mini, Inc.	653	20,922
Moog, Inc., Class A	510	27,688
MRC Global, Inc.(b)	2,240	13,261
MSA Safety, Inc.	249	29,616
MSC Industrial Direct Co., Inc., Class A	865	59,979
Mueller Industries, Inc.	997	26,700
Mueller Water Products, Inc., Class A	2,103	19,642

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
MYR Group, Inc.(b)	420	$12,100
National Presto Industries, Inc.	79	7,109
Navistar International Corp.(b)	567	14,254
NN, Inc.	965	4,314
Nordson Corp.	392	73,833
NOW, Inc.(b)	2,152	16,032
NV5 Global, Inc.(b)	65	3,065
Omega Flex, Inc.(c)	18	1,841
Park Aerospace Corp.	434	5,264
Park-Ohio Holdings Corp.	325	4,742
Patrick Industries, Inc.	695	36,050
PGT Innovations, Inc.(b)	648	8,819
Pitney Bowes, Inc.	10,243	24,276
Powell Industries, Inc.	142	3,777
Primoris Services Corp.	1,154	19,260
Proto Labs, Inc.(b)	109	13,772
Quad/Graphics, Inc.	4,272	12,175
Quanex Building Products Corp.	969	12,016
Raven Industries, Inc.	283	6,070
RBC Bearings, Inc.(b)	132	18,566
Regal Beloit Corp.	941	74,847
Resources Connection, Inc.	590	6,484
REV Group, Inc.	861	5,252
Rexnord Corp.	1,372	41,297
Rollins, Inc.	480	20,064
RR Donnelley & Sons Co.	17,886	19,496
Rush Enterprises, Inc., Class A	1,566	65,177
Saia, Inc.(b)	404	43,810
Schneider National, Inc., Class B	3,504	84,692
Shyft Group, Inc. (The)	874	14,928
Simpson Manufacturing Co., Inc.	480	38,429
SiteOne Landscape Supply, Inc.(b)	288	30,617
SkyWest, Inc.	318	10,198
SP Plus Corp.(b)	474	9,655
Spirit Airlines, Inc.(b)(c)	306	3,963
SPX Corp.(b)	543	21,709
SPX FLOW, Inc.(b)	823	28,459
Standex International Corp.	193	10,212
Steelcase, Inc., Class A	2,511	29,077
Stericycle, Inc.(b)	1,397	76,598
Sunrun, Inc.(b)	479	7,999
Systemax, Inc.	317	6,654
Team, Inc.(b)	832	4,102
Teledyne Technologies, Inc.(b)	244	91,285
Tennant Co.	231	14,770
Tetra Tech, Inc.	693	54,678
Textainer Group Holdings Ltd. (China)(b)	1,149	9,399
Thermon Group Holdings, Inc.(b)	244	3,911
Timken Co. (The)	1,256	53,430
Titan International, Inc.	2,480	3,050
Titan Machinery, Inc.(b)	724	7,580
Toro Co. (The)	818	58,135
TPI Composites, Inc.(b)	371	7,698
TransUnion	927	79,991
Trex Co., Inc.(b)	242	29,069
TriMas Corp.(b)	567	13,410
TriNet Group, Inc.(b)	224	12,036
Triton International Ltd. (Bermuda)	2,091	63,775
Triumph Group, Inc.	657	4,921
TrueBlue, Inc.(b)	1,193	18,444
Tutor Perini Corp.(b)	2,249	23,615
Twin Disc, Inc.(b)	182	999
	Shares	Value
Industrials-(continued)
UFP Industries, Inc.	1,309	$59,861
UniFirst Corp.	278	49,984
Univar Solutions, Inc.(b)	3,116	48,173
Universal Logistics Holdings, Inc.	221	3,284
US Ecology, Inc.	200	6,734
Valmont Industries, Inc.	363	41,382
Veritiv Corp.(b)	2,595	32,334
Viad Corp.	284	5,209
Vicor Corp.(b)	84	5,122
Vivint Solar, Inc.(b)(c)	200	1,504
Wabash National Corp.	1,999	19,090
Wabtec Corp.	952	58,139
Watsco, Inc.	402	71,520
Watts Water Technologies, Inc., Class A	349	29,023
Werner Enterprises, Inc.	948	43,817
WillScot Corp.(b)	324	4,322
Woodward, Inc.	446	30,587
YRC Worldwide, Inc.(b)(c)	5,801	8,585
		5,740,024
Information Technology-19.62%
2U, Inc.(b)	186	6,783
3D Systems Corp.(b)(c)	1,193	8,792
8x8, Inc.(b)	246	3,577
A10 Networks, Inc.(b)	280	1,904
Acacia Communications, Inc.(b)	221	14,918
ACI Worldwide, Inc.(b)	850	23,443
ADTRAN, Inc.	659	7,513
Advanced Energy Industries, Inc.(b)	453	30,274
Advanced Micro Devices, Inc.(b)	2,019	108,622
Agilysys, Inc.(b)	92	1,769
Alarm.com Holdings, Inc.(b)	86	4,067
Altair Engineering, Inc., Class A(b)	126	4,925
Alteryx, Inc., Class A(b)(c)	50	7,197
Ambarella, Inc.(b)	296	16,795
Amkor Technology, Inc.(b)	9,996	105,758
Anixter International, Inc.(b)	1,217	116,479
AppFolio, Inc., Class A(b)	40	6,340
Appian Corp.(b)(c)	25	1,424
Applied Optoelectronics, Inc.(b)(c)	750	6,623
Arista Networks, Inc.(b)	179	41,789
Aspen Technology, Inc.(b)	269	28,417
Autodesk, Inc.(b)	396	83,311
Avid Technology, Inc.(b)	123	868
Axcelis Technologies, Inc.(b)	495	13,291
Badger Meter, Inc.	177	10,831
Bel Fuse, Inc., Class B	274	2,567
Belden, Inc.	989	33,666
Benchmark Electronics, Inc.	1,841	39,011
Benefitfocus, Inc.(b)(c)	32	407
Black Knight, Inc.(b)	965	74,286
Blackbaud, Inc.	255	14,946
Blackline, Inc.(b)	93	6,910
Bottomline Technologies (DE), Inc.(b)	455	23,023
Box, Inc., Class A(b)	497	9,930
Brightcove, Inc.(b)	179	1,437
Brooks Automation, Inc.	418	16,708
Cabot Microelectronics Corp.	180	26,075
CACI International, Inc., Class A(b)	341	85,516
Cadence Design Systems, Inc.(b)	1,040	94,942
CalAmp Corp.(b)	701	5,398
Calix, Inc.(b)	465	6,557
Cardtronics PLC, Class A(b)	754	18,239

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Casa Systems, Inc.(b)	504	$2,192
CEVA, Inc.(b)	193	6,653
ChannelAdvisor Corp.(b)	179	2,497
Ciena Corp.(b)	1,536	84,879
Cirrus Logic, Inc.(b)	1,129	81,830
Cloudera, Inc.(b)	933	9,563
Cognex Corp.	893	50,669
Coherent, Inc.(b)	368	53,437
Cohu, Inc.	485	7,304
CommVault Systems, Inc.(b)	420	16,993
Comtech Telecommunications Corp.	527	9,386
Cornerstone OnDemand, Inc.(b)	208	8,039
Coupa Software, Inc.(b)	50	11,376
Cree, Inc.(b)	568	29,928
CSG Systems International, Inc.	402	19,035
CTS Corp.	354	7,554
Daktronics, Inc.	991	4,202
Diebold Nixdorf, Inc.(b)	3,026	14,495
Digi International, Inc.(b)	410	4,563
Digimarc Corp.(b)	2	34
Diodes, Inc.(b)	628	30,546
Dolby Laboratories, Inc., Class A	1,044	63,402
DSP Group, Inc.(b)	224	4,037
Ebix, Inc.(c)	229	5,132
Endurance International Group Holdings, Inc.(b)	1,924	6,888
Enphase Energy, Inc.(b)	106	6,168
Entegris, Inc.	1,152	68,982
Envestnet, Inc.(b)	229	16,628
EPAM Systems, Inc.(b)	197	45,436
ePlus, Inc.(b)	196	14,447
Euronet Worldwide, Inc.(b)	334	31,640
Everbridge, Inc.(b)	25	3,657
Exela Technologies, Inc.(b)	1,027	334
ExlService Holdings, Inc.(b)	299	18,290
Extreme Networks, Inc.(b)	1,643	5,422
Fabrinet (Thailand)(b)	561	35,870
Fair Isaac Corp.(b)	160	64,424
FARO Technologies, Inc.(b)	135	7,598
FireEye, Inc.(b)	860	10,733
First Solar, Inc.(b)	999	46,573
Fitbit, Inc., Class A(b)	4,195	26,596
Five9, Inc.(b)	73	7,607
FLIR Systems, Inc.	1,302	60,152
ForeScout Technologies, Inc.(b)	83	1,958
FormFactor, Inc.(b)	779	19,607
Fortinet, Inc.(b)	859	119,573
Gartner, Inc.(b)	416	50,627
Genpact Ltd.	1,273	45,764
GoDaddy, Inc., Class A(b)	802	61,955
GTT Communications, Inc.(b)(c)	472	3,771
Guidewire Software, Inc.(b)	219	22,465
Hackett Group, Inc. (The)	284	3,916
Harmonic, Inc.(b)	909	4,900
HubSpot, Inc.(b)	47	9,397
Ichor Holdings Ltd.(b)	595	13,536
II-VI, Inc.(b)	780	37,073
Impinj, Inc.(b)	36	931
Infinera Corp.(b)(c)	3,080	15,338
Inphi Corp.(b)	248	31,166
Insight Enterprises, Inc.(b)	1,217	62,383
IPG Photonics Corp.(b)	360	55,944
Itron, Inc.(b)	501	32,274
	Shares	Value
Information Technology-(continued)
j2 Global, Inc.	475	$37,193
Jack Henry & Associates, Inc.	392	70,897
KBR, Inc.	2,434	57,077
KEMET Corp.	929	25,111
Knowles Corp.(b)	1,183	17,792
Kulicke & Soffa Industries, Inc. (Singapore)	1,382	30,902
Lattice Semiconductor Corp.(b)	566	14,076
Limelight Networks, Inc.(b)	1,256	6,205
Littelfuse, Inc.	233	37,860
LivePerson, Inc.(b)(c)	97	3,633
LiveRamp Holdings, Inc.(b)	602	30,359
Lumentum Holdings, Inc.(b)	650	47,658
MACOM Technology Solutions Holdings, Inc.(b)	649	20,606
MagnaChip Semiconductor Corp. (South Korea)(b)	582	6,437
Manhattan Associates, Inc.(b)	341	30,144
ManTech International Corp., Class A	568	44,156
MAXIMUS, Inc.	667	48,037
MaxLinear, Inc.(b)	446	7,725
Methode Electronics, Inc.	646	20,252
MicroStrategy, Inc., Class A(b)	109	13,568
MKS Instruments, Inc.	699	73,835
MobileIron, Inc.(b)	401	1,813
Model N, Inc.(b)	59	1,895
MongoDB, Inc.(b)	11	2,553
Monolithic Power Systems, Inc.	145	30,414
MTS Systems Corp.	255	4,491
National Instruments Corp.	979	37,907
NETGEAR, Inc.(b)	666	17,136
NetScout Systems, Inc.(b)	2,237	61,450
New Relic, Inc.(b)	73	4,829
NIC, Inc.	498	11,982
Novanta, Inc.(b)	131	13,455
Nuance Communications, Inc.(b)	3,470	79,394
Nutanix, Inc., Class A(b)	361	8,686
Okta, Inc.(b)	45	8,801
OneSpan, Inc.(b)	234	4,755
Onto Innovation, Inc.(b)	325	10,101
OSI Systems, Inc.(b)	205	15,533
Paycom Software, Inc.(b)	93	27,642
Paylocity Holding Corp.(b)	73	9,490
PC Connection, Inc.	806	34,884
PDF Solutions, Inc.(b)	284	4,845
Pegasystems, Inc.	147	13,983
Perficient, Inc.(b)	431	14,671
Photronics, Inc.(b)	1,892	22,685
Plantronics, Inc.(c)	420	5,473
Plexus Corp.(b)	752	48,293
Power Integrations, Inc.	264	28,604
Progress Software Corp.	506	20,442
Proofpoint, Inc.(b)	154	17,906
PROS Holdings, Inc.(b)	27	1,052
Pure Storage, Inc., Class A(b)	924	16,272
Q2 Holdings, Inc.(b)	36	2,974
QAD, Inc., Class A	103	4,704
Qualys, Inc.(b)	148	17,067
Rapid7, Inc.(b)	41	2,005
RealPage, Inc.(b)	331	22,448
Ribbon Communications, Inc.(b)	1,726	7,594
RingCentral, Inc., Class A(b)	89	24,408
Rogers Corp.(b)	127	13,749
Rosetta Stone, Inc.(b)	54	1,003

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
SailPoint Technologies Holding, Inc.(b)	318	$7,260
ScanSource, Inc.(b)	1,147	28,274
Science Applications International Corp.	648	57,050
Semtech Corp.(b)	554	29,462
Silicon Laboratories, Inc.(b)	269	25,195
SMART Global Holdings, Inc.(b)	380	10,176
SolarEdge Technologies, Inc.(b)	308	43,705
Splunk, Inc.(b)	292	54,265
SPS Commerce, Inc.(b)	146	9,951
Square, Inc., Class A(b)	745	60,405
Stratasys Ltd.(b)(c)	741	13,234
Switch, Inc., Class A	504	9,631
Sykes Enterprises, Inc.(b)	870	23,716
Synaptics, Inc.(b)	972	61,936
Telenav, Inc.(b)	211	1,044
Teradata Corp.(b)	1,553	33,250
Trade Desk, Inc. (The), Class A(b)	44	13,709
TTEC Holdings, Inc.	172	7,286
TTM Technologies, Inc.(b)	3,816	44,151
Twilio, Inc., Class A(b)	66	13,042
Tyler Technologies, Inc.(b)	152	57,047
Ubiquiti, Inc.(c)	95	17,519
Ultra Clean Holdings, Inc.(b)	900	18,657
Unisys Corp.(b)	926	10,519
Universal Display Corp.	96	14,074
Upland Software, Inc.(b)	44	1,520
Varonis Systems, Inc.(b)	54	4,557
Veeco Instruments, Inc.(b)	820	9,627
Verint Systems, Inc.(b)	454	21,052
VeriSign, Inc.(b)	368	80,596
ViaSat, Inc.(b)	497	20,874
Viavi Solutions, Inc.(b)	1,608	18,637
Virtusa Corp.(b)	334	10,043
Vishay Intertechnology, Inc.	3,108	50,536
WEX, Inc.(b)	211	31,245
Workday, Inc., Class A(b)	278	50,994
Workiva, Inc.(b)	26	1,158
Xperi Corp.	836	11,495
Yext, Inc.(b)	56	884
Zebra Technologies Corp., Class A(b)	367	95,904
Zendesk, Inc.(b)	123	10,547
		5,118,236
Materials-6.38%
AdvanSix, Inc.(b)	769	9,105
Allegheny Technologies, Inc.(b)	2,230	19,356
American Vanguard Corp.	418	5,559
AptarGroup, Inc.	528	58,814
Balchem Corp.	174	17,513
Boise Cascade Co.	1,907	64,895
Cabot Corp.	1,486	53,080
Carpenter Technology Corp.	856	20,005
Century Aluminum Co.(b)	1,535	9,149
Chase Corp.	58	5,780
Clearwater Paper Corp.(b)	1,299	37,632
Cleveland-Cliffs, Inc.(c)	3,016	15,744
Coeur Mining, Inc.(b)	5,664	32,568
Commercial Metals Co.	3,232	55,461
Compass Minerals International, Inc.	584	28,137
Contura Energy, Inc.(b)	476	1,828
Eagle Materials, Inc.	596	39,789
Element Solutions, Inc.(b)	4,103	44,682
Ferro Corp.(b)	1,244	14,953
	Shares	Value
Materials-(continued)
Flotek Industries, Inc.(b)	930	$911
Forterra, Inc.(b)	647	5,707
FutureFuel Corp.	480	6,278
GCP Applied Technologies, Inc.(b)	257	5,176
Gold Resource Corp.	1,090	4,251
Graphic Packaging Holding Co.	4,633	67,040
Greif, Inc., Class A	1,479	50,256
H.B. Fuller Co.	951	35,777
Hawkins, Inc.	219	9,395
Haynes International, Inc.	206	4,703
Hecla Mining Co.	16,710	55,477
Ingevity Corp.(b)	236	12,430
Innospec, Inc.	281	21,662
Intrepid Potash, Inc.(b)	1,635	2,011
Kaiser Aluminum Corp.	326	23,390
Koppers Holdings, Inc.(b)	529	8,766
Kraton Corp.(b)	1,067	16,272
LSB Industries, Inc.(b)	1,275	1,377
Materion Corp.	255	13,387
Mercer International, Inc. (Germany)	986	7,957
Mesabi Trust	148	2,843
Minerals Technologies, Inc.	645	31,805
Myers Industries, Inc.	482	6,560
Neenah, Inc.	285	14,410
NewMarket Corp.	90	39,252
Olympic Steel, Inc.	703	7,754
PH Glatfelter Co.	1,430	22,036
PolyOne Corp.	1,916	47,478
PQ Group Holdings, Inc.(b)	1,056	13,253
Quaker Chemical Corp.	70	11,960
Rayonier Advanced Materials, Inc.	3,551	7,706
Royal Gold, Inc.	523	69,664
Schnitzer Steel Industries, Inc., Class A	1,234	19,374
Schweitzer-Mauduit International, Inc., Class A	702	21,334
Scotts Miracle-Gro Co. (The)	521	74,279
Sensient Technologies Corp.	460	23,055
Silgan Holdings, Inc.	1,427	47,719
Stepan Co.	320	31,091
Summit Materials, Inc., Class A(b)	2,251	34,193
SunCoke Energy, Inc.	2,597	8,856
TimkenSteel Corp.(b)	1,604	5,614
Tredegar Corp.	853	13,059
Trinseo S.A.	1,770	36,427
Tronox Holdings PLC, Class A	1,642	10,903
US Concrete, Inc.(b)	320	6,675
Valvoline, Inc.	2,424	44,480
Verso Corp., Class A(b)	1,624	23,353
W.R. Grace & Co.	516	26,935
Westlake Chemical Corp.	836	39,877
Worthington Industries, Inc.	1,182	35,365
		1,663,583
Real Estate-4.96%
Alexander & Baldwin, Inc.	700	7,987
Alexander’s, Inc.	21	5,457
American Assets Trust, Inc.	330	8,636
American Homes 4 Rent, Class A	1,930	48,713
Apple Hospitality REIT, Inc.	3,500	35,735
Ashford Hospitality Trust, Inc.	8,674	5,985
Camden Property Trust	396	36,262
CBL & Associates Properties, Inc.(b)	38,456	11,552
Chatham Lodging Trust	628	4,239
CoreCivic, Inc.	2,127	25,588

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
CoreSite Realty Corp.	321	$40,067
Corporate Office Properties Trust	997	24,895
CTO Realty Growth, Inc.	72	3,008
CubeSmart	1,035	29,456
CyrusOne, Inc.	689	51,220
DiamondRock Hospitality Co.	2,434	14,580
EastGroup Properties, Inc.	168	19,530
Empire State Realty Trust, Inc., Class A	1,866	12,372
Equity LifeStyle Properties, Inc.	790	49,217
eXp World Holdings, Inc.(b)(c)	104	1,112
Extra Space Storage, Inc.	543	52,535
Forestar Group, Inc.(b)	142	2,154
Franklin Street Properties Corp.	1,802	9,623
GEO Group, Inc. (The)	2,793	33,460
Healthcare Realty Trust, Inc.	975	29,932
Hersha Hospitality Trust	1,016	5,121
Highwoods Properties, Inc.	1,083	41,446
Howard Hughes Corp. (The)(b)	198	10,029
JBG SMITH Properties	759	22,565
Lamar Advertising Co., Class A	868	57,548
Marcus & Millichap, Inc.(b)	191	5,266
New Senior Investment Group, Inc.	2,978	8,636
Newmark Group, Inc., Class A	3,142	13,354
NexPoint Residential Trust, Inc.	196	6,268
Outfront Media, Inc.	1,791	25,146
Pebblebrook Hotel Trust	985	13,455
Pennsylvania REIT(c)	2,697	3,048
Piedmont Office Realty Trust, Inc., Class A	2,805	46,787
PotlatchDeltic Corp.	661	22,467
PS Business Parks, Inc.	237	31,673
QTS Realty Trust, Inc., Class A	497	34,094
Rayonier, Inc.	1,214	28,832
RE/MAX Holdings, Inc., Class A	194	5,430
Redfin Corp.(b)	142	4,259
RLJ Lodging Trust	3,261	33,621
RMR Group, Inc. (The), Class A	129	3,478
Ryman Hospitality Properties, Inc.	453	15,484
Saul Centers, Inc.	193	5,863
Summit Hotel Properties, Inc.	2,552	15,950
Sun Communities, Inc.	294	40,334
Sunstone Hotel Investors, Inc.	3,021	26,736
Tanger Factory Outlet Centers, Inc.(c)	1,648	10,135
UDR, Inc.	1,611	59,575
Uniti Group, Inc.	5,874	48,460
Universal Health Realty Income Trust	65	6,070
Urban Edge Properties	1,293	12,607
VICI Properties, Inc.	2,427	47,618
Washington Prime Group, Inc.(c)	9,183	5,883
Xenia Hotels & Resorts, Inc.	1,584	14,256
		1,294,809
Utilities-3.45%
ALLETE, Inc.	704	41,346
	Shares	Value
Utilities-(continued)
American States Water Co.	231	$18,944
Atlantic Power Corp.(b)	3,708	7,787
Avangrid, Inc.	1,148	51,063
Avista Corp.	1,260	49,354
Black Hills Corp.	785	48,442
California Water Service Group	424	19,928
Chesapeake Utilities Corp.	173	15,629
El Paso Electric Co.	591	40,170
Hawaiian Electric Industries, Inc.	1,645	64,912
IDACORP, Inc.	597	55,658
MGE Energy, Inc.	308	20,910
Middlesex Water Co.	100	6,786
National Fuel Gas Co.	1,072	44,992
New Jersey Resources Corp.	1,161	40,774
Northwest Natural Holding Co.	341	21,862
NorthWestern Corp.	635	38,176
ONE Gas, Inc.	626	52,565
Ormat Technologies, Inc.	423	30,799
Otter Tail Corp.	456	19,567
PNM Resources, Inc.	1,147	46,821
SJW Group	199	12,505
South Jersey Industries, Inc.	1,194	33,862
Southwest Gas Holdings, Inc.	753	57,190
Spire, Inc.	722	52,648
Unitil Corp.	175	8,430
		901,120
Total Common Stocks & Other Equity Interests (Cost $28,768,443)		26,077,758
Money Market Funds-0.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.10%(d)(e) (Cost $13,269)	13,269	13,269
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $28,781,712)		26,091,027
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.89%
Invesco Private Government Fund, 0.02%(d)(e)(f) (Cost $1,013,086)	1,013,086	1,013,086
TOTAL INVESTMENTS IN SECURITIES-103.91% (Cost $29,794,798)		27,104,113
OTHER ASSETS LESS LIABILITIES-(3.91)%		(1,018,728)
NET ASSETS-100.00%		$26,085,385

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$32,644	$672,424	$(691,799)	$-	$-	$13,269	$173
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	1,157,644	3,719,921	(4,877,565)	-	-	-	8,470
Invesco Liquid Assets Portfolio, Institutional Class*	371,153	1,021,396	(1,392,481)	(7)	(61)	-	1,368
Invesco Private Government Fund	-	2,499,403	(1,486,317)	-	-	1,013,086	13
Total	$1,561,441	$7,913,144	$(8,448,162)	$(7)	$(61)	$1,026,355	$10,024

*	At May 31, 2020, this security was no longer held.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Defensive Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$277,569,278	$-	$-	$277,569,278
Money Market Funds	170,006	2,505,313	-	2,675,319
Total Investments	$277,739,284	$2,505,313	$-	$280,244,597
Invesco RAFITM Strategic Developed ex-US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$95,631,921	$108,995,657	$0	$204,627,578
Money Market Funds	295,125	2,734,174	-	3,029,299
Total Investments	$95,927,046	$111,729,831	$0	$207,656,877
Invesco RAFITM Strategic Developed ex-US Small Company ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,078,849	$338	$0	$4,079,187
Money Market Funds	-	58,802	-	58,802
Total Investments	$4,078,849	$59,140	$0	$4,137,989
Invesco RAFITM Strategic Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$17,928,753	$23,701	$0	$17,952,454
Money Market Funds	22,077	59,889	-	81,966
Total Investments	$17,950,830	$83,590	$0	$18,034,420
Invesco RAFITM Strategic US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$126,611,736	$-	$-	$126,611,736
Money Market Funds	102,260	858,630	-	960,890
Total Investments	$126,713,996	$858,630	$-	$127,572,626
Invesco RAFITM Strategic US Small Company ETF
Investments in Securities
Common Stocks & Other Equity Interests	$26,077,758	$-	$-	$26,077,758
Money Market Funds	13,269	1,013,086	-	1,026,355
Total Investments	$26,091,027	$1,013,086	$-	$27,104,113
Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Subsequent Event
At a meeting held on June 25, 2020, the Board of Trustees of the Trust approved the termination and winding down of Invesco RAFI™ Strategic Developed ex-US Small Company ETF, with the liquidation payment to shareholders expected to take place on or about August 24, 2020. Investors, who have elected not to sell their shares before market close on August 17, 2020 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about August 24, 2020.